UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Eric Wietsma

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/14

Date of reporting period: 6/30/14

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 101.1%

Commercial Paper — 71.5%
Air Products & Chemicals, Inc. (a) 0.100% 9/03/14	$10,000,000	$9,998,222
Baker Hughes, Inc. (a) 0.110% 7/07/14	10,500,000	10,499,808
Bank of Nova Scotia FRN 0.220% 12/01/14	10,000,000	10,001,437
Basin Electric Power Cooperative (a) 0.120% 8/04/14	2,000,000	1,999,773
Basin Electric Power Cooperative (a) 0.130% 8/25/14	3,200,000	3,199,364
BMW US Capital LLC (a) 0.100% 7/25/14	10,000,000	9,999,333
Brown-Forman Corp. (a) 0.100% 7/07/14	6,000,000	5,999,900
Brown-Forman Corp. (a) 0.120% 7/08/14	4,303,000	4,302,900
CDP Financial, Inc. (a) 0.140% 8/26/14	10,500,000	10,497,713
Coca-Cola Co. (a) 0.170% 10/30/14	10,000,000	9,994,286
Commonwealth Bank of Australia (a) 0.224% 10/24/14	5,000,000	5,000,472
Commonwealth Bank of Australia (a) 0.224% 3/19/15	5,000,000	4,999,635
ConocoPhillips Qatar Funding Ltd. (a) 0.130% 9/02/14	1,500,000	1,499,659
ConocoPhillips Qatar Funding Ltd. (a) 0.140% 7/24/14	1,000,000	999,911
ConocoPhillips Qatar Funding Ltd. (a) 0.140% 8/07/14	2,177,000	2,176,687
ConocoPhillips Qatar Funding Ltd. (a) 0.142% 8/07/14	6,000,000	5,999,137
Danaher Corp. (a) 0.100% 7/10/14	11,000,000	10,999,725
Emerson Electric Co. (a) 0.010% 7/18/14	3,500,000	3,499,818
Emerson Electric Co. (a) 0.112% 7/31/14	7,000,000	6,999,358
Export-Import Bank of Korea 0.180% 8/12/14	10,200,000	10,197,858
Henkel Corp. (a) 0.140% 7/30/14	8,500,000	8,499,041
Henkel Corp. (a) 0.150% 7/23/14	2,000,000	1,999,817
Honeywell International, Inc. (a) 0.150% 11/19/14	3,000,000	2,998,238
Nestle Capital Corp. (a) 0.130% 7/09/14	10,000,000	9,999,711
Nestle Capital Corp. (a) 0.140% 10/02/14	500,000	499,819

	Principal Amount	Value
NSTAR Electric Co. 0.110% 7/11/14	$10,500,000	$10,499,679
Paccar Financial Corp. 0.110% 7/03/14	10,100,000	10,099,938
Parker Hannifin Corp. (a) 0.081% 7/07/14	10,500,000	10,499,860
Precision Castparts Corp. (a) 0.100% 7/30/14	10,500,000	10,499,154
Reckitt Benckiser Treasury Services PLC (a) 0.180% 9/04/14	2,000,000	1,999,350
Reckitt Benckiser Treasury Services PLC (a) 0.250% 12/10/14	7,000,000	6,992,125
Reckitt Benckiser Treasury Services PLC (a) 0.274% 11/24/14	1,250,000	1,248,631
Rockwell Automation, Inc. (a) 0.110% 7/01/14	10,500,000	10,500,000
Sigma-Aldrich Corp. (a) 0.090% 7/02/14	11,000,000	10,999,973
Toyota Motor Credit Corp. 0.130% 7/08/14	10,500,000	10,499,735
Union Bank NA 0.180% 11/17/14	10,500,000	10,492,703
United Healthcare Co. (a) 0.160% 7/02/14	10,500,000	10,499,953
Walt Disney Co., The (a) 0.100% 7/11/14	10,500,000	10,499,708
Westpac Securities New Zealand Ltd. (a) 0.150% 8/20/14	10,000,000	9,997,917
Wisconsin Gas Co. 0.100% 7/08/14	10,500,000	10,499,796

		288,690,144

Corporate Debt — 10.0%
American Express Credit Corp. 5.125% 8/25/14	10,000,000	10,073,240
American Honda Finance Corp. FRN (a) 0.324% 11/13/14	5,400,000	5,402,851
American Honda Finance Corp. FRN (a) 0.443% 11/03/14	3,000,000	3,002,434
Berkshire Hathaway, Inc. FRN 0.924% 8/15/14	5,891,000	5,896,798
General Electric Capital Corp. FRN 0.491% 9/15/14	7,674,000	7,678,981
National Rural Utilities Cooperative Finance Corp. FRN 0.278% 5/01/15	8,500,000	8,502,638

		40,556,942

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discount Notes — 4.6%
Federal Farm Credit Discount Notes 0.110% 7/23/14	$200,000	$199,987
Federal Farm Credit Discount Notes 0.120% 11/21/14	4,000,000	3,998,093
Federal Home Loan Bank Discount Notes 0.050% 7/23/14	1,400,000	1,399,957
Federal Home Loan Bank Discount Notes 0.085% 10/01/14	710,000	709,846
Federal Home Loan Bank Discount Notes 0.090% 7/11/14	1,600,000	1,599,960
Federal Home Loan Bank Discount Notes 0.090% 11/14/14	5,000,000	4,998,300
Federal Home Loan Bank Discount Notes 0.100% 8/01/14	420,000	419,964
Federal Home Loan Bank Discount Notes 0.115% 7/23/14	640,000	639,955
Federal Home Loan Bank Discount Notes 0.120% 7/16/14	570,000	569,972
Federal Home Loan Mortgage Corp. 0.060% 7/28/14	550,000	549,975
Federal Home Loan Mortgage Corp. 0.085% 10/16/14	500,000	499,874
Federal Home Loan Mortgage Corp. 0.110% 7/01/14	500,000	500,000
Federal National Mortgage Association 0.060% 7/28/14	900,000	899,959
Federal National Mortgage Association 0.082% 9/08/14	1,520,000	1,519,761

		18,505,603

Time Deposits — 4.1%
Euro Time Deposit 0.010% 7/01/14	16,716,124	16,716,124

U.S. Government Obligations — 10.9%
U.S. Treasury Note, 0.250%, due 8/31/14	9,000,000	9,001,673
U.S. Treasury Note, 0.250%, due 1/15/15	5,000,000	5,002,754
U.S. Treasury Note, 0.250%, due 2/15/15	15,000,000	15,010,657
U.S. Treasury Note, 0.500%, due 8/15/14	10,000,000	10,004,447

	Principal Amount	Value
U.S. Treasury Note, 2.375%, due 8/31/14	$5,000,000	$5,018,482

		44,038,013

TOTAL SHORT-TERM INVESTMENTS (Cost $408,506,826)		408,506,826

TOTAL INVESTMENTS — 101.1% (Cost $408,506,826) (b)		408,506,826

Other Assets/(Liabilities) — (1.1)%		(4,558,220)

NET ASSETS — 100.0%		$403,948,606

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $224,804,283 or 55.65% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 72.5%

CORPORATE DEBT — 40.7%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,537,576

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	740,000	784,884

Agriculture — 0.9%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	5,103,698

Auto Manufacturers — 0.5%
General Motors Co. (a) 3.500% 10/02/18	595,000	608,387
Hyundai Capital America (a) 2.550% 2/06/19	485,000	488,877
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,531,515

		2,628,779

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	797,000	857,771

Banks — 2.7%
Bank of America Corp. 7.750% 8/15/15	4,000,000	4,298,604
Capital One Financial Corp. 2.125% 7/15/14	300,000	300,205
Deutsche Bank AG 1.400% 2/13/17	625,000	628,176
Deutsche Bank AG 2.500% 2/13/19	990,000	1,009,276
First Horizon National Corp. 5.375% 12/15/15	1,738,000	1,838,564
ICICI Bank Ltd. (a) 5.500% 3/25/15	4,130,000	4,241,300
Regions Financial Corp. 5.750% 6/15/15	209,000	218,441
Regions Financial Corp. 7.500% 5/15/18	340,000	404,672
Regions Financial Corp. 7.750% 11/10/14	2,135,000	2,188,332
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	305,000	307,654
SVB Financial Group 5.375% 9/15/20	225,000	254,626
Zions Bancorp. 6.000% 9/15/15	16,000	16,889

		15,706,739

	Principal Amount	Value
Beverages — 1.1%
Constellation Brands, Inc. 8.375% 12/15/14	$1,385,000	$1,429,147
SABMiller Holdings, Inc. (a) 1.850% 1/15/15	5,000,000	5,035,165

		6,464,312

Building Materials — 1.0%
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,152,250
Lafarge SA 6.500% 7/15/16	550,000	602,250
Martin Marietta Materials, Inc. FRN (a) (b) 1.000% 6/30/17	585,000	584,657
Masco Corp. 4.800% 6/15/15	1,090,000	1,128,280
Owens Corning, Inc. 6.500% 12/01/16	1,815,000	2,024,186

		5,491,623

Chemicals — 1.5%
Ashland, Inc. 3.000% 3/15/16	1,806,000	1,842,120
Cabot Corp. 5.000% 10/01/16	875,000	945,351
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,950,000	3,064,457
LyondellBasell Industries NV 5.000% 4/15/19	450,000	507,589
NOVA Chemicals Corp. 8.625% 11/01/19	425,000	453,900
RPM International, Inc. 6.125% 10/15/19	850,000	978,474
Yara International ASA (a) 5.250% 12/15/14	995,000	1,015,781

		8,807,672

Commercial Services — 1.3%
The ADT Corp. 2.250% 7/15/17	780,000	770,250
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	674,078
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	109,000	112,543
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,316,658
The Western Union Co. 5.930% 10/01/16	3,050,000	3,347,976

		7,221,505

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,192,659

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett-Packard Co. 2.125% 9/13/15	$370,000	$376,521
Hewlett-Packard Co. 2.200% 12/01/15	675,000	689,465
Hewlett-Packard Co. 3.000% 9/15/16	95,000	98,929

		2,357,574

Cosmetics & Personal Care — 0.3%
Avon Products, Inc. 6.500% 3/01/19	1,800,000	2,016,862

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	305,000
Arrow Electronics, Inc. 3.375% 11/01/15	935,000	964,907

		1,269,907

Diversified Financial — 8.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a) 4.500% 5/15/21	2,050,000	2,085,875
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,105,906
Air Lease Corp. 5.625% 4/01/17	190,000	208,288
Capital One Bank USA NA 1.150% 11/21/16	500,000	501,966
Citigroup, Inc. 5.500% 10/15/14	143,000	145,064
Citigroup, Inc. 5.500% 2/15/17	7,000,000	7,698,341
Citigroup, Inc. 6.375% 8/12/14	1,154,000	1,161,679
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,067,469
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	849,959
Ford Motor Credit Co. LLC 12.000% 5/15/15	580,000	637,205
General Motors Financial Co., Inc. 2.750% 5/15/16	400,000	406,000
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	661,796
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,533,315
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,422,786
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	520,000	525,850
International Lease Finance Corp. FRN 2.181% 6/15/16	1,800,000	1,811,250

	Principal Amount	Value
International Lease Finance Corp. 3.875% 4/15/18	$270,000	$276,750
International Lease Finance Corp. 5.750% 5/15/16	2,208,000	2,365,320
Janus Capital Group, Inc. 6.700% 6/15/17	2,532,000	2,866,077
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,467,925
JP Morgan Chase & Co. 5.125% 9/15/14	2,300,000	2,321,813
Lazard Group LLC 6.850% 6/15/17	580,000	658,023
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,440,129
Merrill Lynch & Co., Inc. 6.050% 5/16/16	2,025,000	2,202,526
Morgan Stanley 2.875% 7/28/14	1,500,000	1,502,664
Morgan Stanley 3.800% 4/29/16	2,500,000	2,624,818
Morgan Stanley 4.750% 3/22/17	4,500,000	4,899,325
Morgan Stanley 6.000% 4/28/15	950,000	994,182

		49,442,301

Electric — 1.7%
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	960,750
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	6,985,000	7,613,650
Kansas Gas & Electric Co. 5.647% 3/29/21	304,813	327,599
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	28,778	28,777
TransAlta Corp. 1.900% 6/03/17	605,000	607,368
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	246,043	264,897

		9,803,041

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	620,000	628,715
Avnet, Inc. 6.625% 9/15/16	595,000	659,107
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	463,812
Jabil Circuit, Inc. 8.250% 3/15/18	255,000	303,450

		2,055,084

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	$465,000	$472,593

Foods — 0.3%
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,489,700

Forest Products & Paper — 0.4%
Domtar Corp. 7.125% 8/15/15	750,000	794,783
Domtar Corp. 10.750% 6/01/17	1,159,000	1,442,810

		2,237,593

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	350,000	349,481

Health Care – Products — 0.1%
Hospira, Inc. 5.200% 8/12/20	400,000	437,805

Health Care – Services — 0.2%
WellPoint, Inc. 1.875% 1/15/18	1,055,000	1,062,406

Holding Company – Diversified — 0.3%
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,833,875

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	300,000	303,824

Insurance — 0.2%
AXIS Specialty Finance PLC 2.650% 4/01/19	265,000	267,284
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	528,733
Willis Group Holdings PLC 4.125% 3/15/16	180,000	188,208

		984,225

Internet — 0.3%
Baidu, Inc. 2.250% 11/28/17	500,000	505,620
Baidu, Inc. 2.750% 6/09/19	200,000	200,779
Expedia, Inc. 7.456% 8/15/18	1,015,000	1,203,720

		1,910,119

Investment Companies — 0.2%
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	500,000	505,664
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	550,000	553,152

		1,058,816

	Principal Amount	Value
Iron & Steel — 0.7%
ArcelorMittal 4.250% 2/25/15	$1,500,000	$1,524,375
ArcelorMittal 9.500% 2/15/15	1,290,000	1,352,887
Commercial Metals Co. 6.500% 7/15/17	355,000	395,381
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	542,112

		3,814,755

Leisure Time — 0.4%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,413,165

Lodging — 0.3%
Wyndham Worldwide Corp. 2.950% 3/01/17	448,000	465,327
Wynn Las Vegas LLC 7.750% 8/15/20	975,000	1,062,750

		1,528,077

Machinery – Diversified — 0.6%
CNH Capital LLC 3.250% 2/01/17	300,000	304,125
CNH Capital LLC (a) 3.375% 7/15/19	660,000	655,050
CNH Capital LLC 3.625% 4/15/18	265,000	270,631
CNH Capital LLC 3.875% 11/01/15	450,000	459,000
CNH Capital LLC 6.250% 11/01/16	510,000	553,350
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,134,367

		3,376,523

Manufacturing — 1.6%
Bombardier, Inc. (a) 4.250% 1/15/16	1,309,000	1,351,542
Harsco Corp 2.700% 10/15/15	3,248,000	3,276,420
Textron, Inc. 6.200% 3/15/15	2,700,000	2,810,122
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,690,649

		9,128,733

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	338,430

Mining — 1.0%
Rio Tinto Finance USA PLC 1.375% 6/17/16	1,929,000	1,949,848

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 6.250% 1/11/16	$3,330,000	$3,578,375

		5,528,223

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	317,464
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	83,019
Xerox Corp. 4.250% 2/15/15	250,000	255,757

		656,240

Oil & Gas — 1.7%
Chesapeake Energy Corp. 3.250% 3/15/16	1,700,000	1,710,625
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	101,194
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,140,881
Newfield Exploration Co. 6.875% 2/01/20	550,000	583,000
Petrobras Global Finance BV 3.250% 3/17/17	1,265,000	1,296,992
Petrobras International Finance Co. 2.875% 2/06/15	1,900,000	1,920,273
Petroleos Mexicanos (a) 3.125% 1/23/19	155,000	160,348
Rowan Cos., Inc. 5.000% 9/01/17	170,000	184,385
Transocean, Inc. 4.950% 11/15/15	2,509,000	2,645,394
Transocean, Inc. 5.050% 12/15/16	200,000	217,264

		9,960,356

Oil & Gas Services — 0.4%
SESI LLC 6.375% 5/01/19	315,000	336,263
Superior Energy Services, Inc. 7.125% 12/15/21	1,228,000	1,384,570
Weatherford International Ltd. 5.500% 2/15/16	600,000	643,617

		2,364,450

Pharmaceuticals — 0.8%
AbbVie, Inc. 1.750% 11/06/17	500,000	502,727
McKesson Corp. 1.292% 3/10/17	250,000	250,660
McKesson Corp. 2.284% 3/15/19	255,000	255,895
Mylan, Inc. 1.350% 11/29/16	500,000	500,833

	Principal Amount	Value
Mylan, Inc. (a) 7.875% 7/15/20	$2,200,000	$2,435,090
Warner Chilcott Co. LLC 7.750% 9/15/18	590,000	620,261

		4,565,466

Pipelines — 0.5%
Boardwalk Pipelines LP 5.875% 11/15/16	1,100,000	1,209,037
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	930,000	931,648
Energy Transfer Partners LP FRN 3.243% 11/01/66	575,000	528,425
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	281,081

		2,950,191

Real Estate — 0.4%
Regency Centers LP 5.250% 8/01/15	2,220,000	2,324,631

Real Estate Investment Trusts (REITS) — 4.4%
American Tower Corp. 4.625% 4/01/15	2,430,000	2,502,873
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 2.000% 2/06/17	640,000	641,540
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 3.000% 2/06/19	320,000	321,213
Boston Properties LP 5.625% 4/15/15	3,000,000	3,117,285
DDR Corp. 7.500% 7/15/18	2,400,000	2,866,176
DDR Corp. 9.625% 3/15/16	145,000	165,911
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,071,009
Duke Realty LP 5.950% 2/15/17	1,494,000	1,660,490
Duke Realty LP 8.250% 8/15/19	550,000	691,724
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,359,203
HCP, Inc. 6.000% 1/30/17	1,450,000	1,623,182
Highwoods Realty LP 5.850% 3/15/17	710,000	789,131
Highwoods Realty LP 7.500% 4/15/18	170,000	200,787
Realty Income Corp. 2.000% 1/31/18	205,000	205,969
Realty, Inc. 5.950% 9/15/16	1,750,000	1,930,726

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UDR, Inc. 5.250% 1/15/15	$1,650,000	$1,691,356
UDR, Inc. 5.250% 1/15/16	1,500,000	1,596,281
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	516,084

		24,950,940

Retail — 0.7%
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,493,500
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,684,295
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	293,527
QVC, Inc. 3.125% 4/01/19	445,000	452,569

		3,923,891

Savings & Loans — 0.7%
Glencore Funding LLC (a) 1.700% 5/27/16	2,638,000	2,662,011
Glencore Funding LLC (a) 3.125% 4/29/19	1,150,000	1,172,770

		3,834,781

Software — 0.1%
Oracle Corp. 1.200% 10/15/17	600,000	599,197

Telecommunications — 1.1%
American Tower Corp. 7.000% 10/15/17	150,000	174,563
CenturyLink, Inc. 5.000% 2/15/15	1,910,000	1,950,588
Qwest Corp. 8.375% 5/01/16	975,000	1,102,705
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,185,000	1,436,813
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	364,395
Verizon Communications, Inc. 2.500% 9/15/16	185,000	190,687
Virgin Media Finance PLC 8.375% 10/15/19	822,000	869,265

		6,089,016

Transportation — 1.1%
Asciano Finance (a) 3.125% 9/23/15	4,285,000	4,373,121
Asciano Finance (a) 5.000% 4/07/18	388,000	422,483
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,330,167
Ryder System, Inc. 2.550% 6/01/19	190,000	192,336

		6,318,107

	Principal Amount	Value
Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	$105,000	$110,007
GATX Corp. 4.750% 5/15/15	185,000	191,635
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	420,000	431,728
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	770,000	771,421
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.750% 5/11/17	1,910,000	2,029,497

		3,534,288

TOTAL CORPORATE DEBT (Cost $228,488,560)		231,889,225

MUNICIPAL OBLIGATIONS — 0.5%
Louisiana State Public Facilities Authority FRN 1.128% 4/26/27	457,311	459,968
North Carolina State Education Assistance Authority FRN 1.129% 1/26/26	739,906	745,818
State of California 5.950% 4/01/16	245,000	267,440
State of Illinois 5.365% 3/01/17	1,200,000	1,313,268

		2,786,494

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,637,040)		2,786,494

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.4%
Automobile ABS — 3.9%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	638,284	637,933
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	1,376,639	1,376,972
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	129,711	129,980
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	785,000	785,148

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.702% 3/15/20	$223,301	$223,561
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	808,693
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,667,463	1,676,601
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	525,048	539,859
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	224,739	224,721
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	194,916	195,458
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.901% 11/07/23	559,177	561,045
CPS Auto Receivables Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	1,200,000	1,197,024
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	769,679	772,027
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	905,187	909,157
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	1,372,503	1,377,020
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	924,729	932,095
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	619,213	622,147
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	187,676	187,696
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	348,540	349,214
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	47,265	47,308
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	1,000,000	998,340
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	280,640	281,172

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	$622,945	$624,579
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	870,000	874,467
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	57,103	57,226
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	393,497	394,102
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	689,960	694,418
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	469,314
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	307,138
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	340,000	342,349
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	760,000	781,268
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	830,000	851,025
SNAAC Auto Receivables Trust, Series 2014-1A, Class A (a) 1.030% 9/17/18	711,051	710,301
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	950,000	949,563
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	188,606	189,029

		22,077,950

Commercial MBS — 6.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.948% 2/10/51	652,459	723,197
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.015% 2/10/51	500,000	559,535
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.418% 2/10/51	1,275,000	1,441,430

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	$875,000	$911,809
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	814,040
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	541,765
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	1,185,000	1,277,756
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	880,000	952,122
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	778,963
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	695,722
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	1,215,000	1,363,178
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.937% 9/11/38	900,000	968,094
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.952% 3/15/29	1,085,000	1,085,000
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	885,231
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A VRN 5.934% 6/10/46	632,766	680,521
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.970% 6/10/46	400,000	430,615

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.988% 12/10/49	$1,055,000	$1,180,916
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	820,053	826,203
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	273,669	276,058
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	547,934
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	861,313	896,566
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.015% 7/10/38	715,000	774,374
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.015% 7/10/38	1,089,603	1,172,735
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,294,996
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM VRN 5.624% 12/12/44	1,400,000	1,485,233
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,360,000	1,467,222
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	917,611
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	680,000	760,555
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	486,882
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	885,000	964,048
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	362,847	366,312
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.454% 1/11/43	400,000	456,174

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	$575,000	$587,844
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	398,552	394,566
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	450,000	471,665
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.565% 8/15/39	202,275	205,522
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.505% 12/15/44	1,025,000	1,080,872
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,567,523
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 6.170% 6/15/45	1,200,000	1,292,650
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	329,230	329,361
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	886,199
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	416,036
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	492,639

		35,707,674

Home Equity ABS — 2.0%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.422% 8/25/35	208,576	206,265
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.480% 11/25/35	360,364	354,152
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.502% 9/25/35	102,539	102,174
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.890% 11/25/34	82,894	82,763
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.812% 6/25/35	264,812	261,629

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.562% 12/25/33	$58,080	$57,754
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.582% 7/25/35	220,579	213,027
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.600% 8/25/35	283,267	275,813
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.612% 9/25/34	83,223	82,701
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.442% 7/25/36	267,712	266,207
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.572% 5/25/36	670,607	628,139
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.582% 5/25/35	559,169	552,995
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.392% 1/25/36	258,606	250,387
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.582% 4/25/35	236,722	221,677
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.322% 8/25/36	218,474	213,119
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.812% 10/25/35	170,521	169,514
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.683% 1/20/34	426,001	384,823
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.932% 12/25/32	290,195	285,817
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.432% 8/25/45	306	305
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.977% 6/25/35	964,843	912,345
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.872% 3/25/35	875,000	807,779
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.352% 8/25/36	366,004	358,684

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.885% 6/28/35	$886,566	$870,982
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.902% 7/25/35	561,432	554,169
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.799% 10/25/28	181	190
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.622% 5/25/35	52,335	52,044
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.412% 9/25/35	380,260	373,691
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.532% 8/25/35	352,321	345,928
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.652% 3/25/35	290,057	285,012
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.562% 9/25/35	549,680	538,046
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.342% 3/25/36	14,253	14,237
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.402% 1/25/36	28,163	28,085
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.582% 11/25/35	709,088	675,621
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (a) 0.432% 1/25/37	831,535	828,876
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.492% 3/25/36	71,867	71,448
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.512% 8/25/35	232,744	230,667

		11,557,065

Other ABS — 8.2%
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	1,160,447	1,225,366
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.763% 7/20/26	1,000,000	999,989

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.902% 12/15/42	$419,255	$429,477
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,520,000	1,518,957
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	700,000	699,279
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	522,244	521,930
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	545,318	564,764
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.756% 4/17/25	1,520,000	1,523,251
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.334% 8/18/21	1,101,217	1,098,557
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	1,085,000	1,084,777
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,285,113	1,387,823
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) (c) 3.082% 7/15/23	820,000	820,000
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.477% 7/15/24	609,231	631,812
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	682,749	682,706
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	355,822	354,445
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 0.469% 4/25/19	1,641,859	1,635,417
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	731,599	729,415
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	287,996	288,896
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.401% 6/02/17	575,000	583,848
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,000,286	1,011,844

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2 (a) 1.147% 5/16/44	$590,000	$590,605
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6 (a) 1.287% 9/15/44	1,450,000	1,450,725
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	516,286	517,254
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	150,563	151,973
Icon Brands Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	522,230	527,849
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.686% 1/18/26	790,000	790,472
LCM Ltd., Series 10AR, Class AR FRN (a) 1.487% 4/15/22	1,400,000	1,400,025
LCM Ltd., Series 16A, Class A FRN (a) 1.758% 7/15/26	1,250,000	1,250,525
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	2,010,000	2,010,402
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.723% 7/20/26	1,250,000	1,251,996
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	842,189	858,048
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.097% 4/25/35	1,562,457	1,522,112
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	937,297	945,840
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	579,094	579,094
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2014-T1, Class A1 (a) 1.274% 3/15/45	1,345,000	1,346,480
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	124,346	124,370
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (a) 0.476% 5/17/21	857,186	856,802

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	$372,855	$375,185
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.852% 10/17/16	3,000,000	3,003,464
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.652% 10/17/16	750,000	751,966
Race Point CLO Ltd., Series 2012-7A, Class A FRN (a) 1.657% 11/08/24	550,000	550,518
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	399,643	403,390
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	229,830	233,813
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	161,809	165,804
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	650,000	654,763
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A2 FRN (a) 0.674% 10/15/19	1,515,000	1,506,925
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	206,733	210,006
TAL Advantage LLC, Series 2006-1A FRN (a) 0.343% 4/20/21	696,667	689,538
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	978,730	979,361
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.854% 12/10/18	925,000	928,182
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.552% 10/15/15	1,040,000	1,050,862
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.652% 7/15/41	764,661	787,616
Triton Container Finance LLC, Series 2012-1A, Class A (a) 4.210% 5/14/27	665,000	668,333

		46,926,851

Student Loans ABS — 2.6%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.357% 8/25/26	114,333	113,839

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2004-A, Class A2 FRN 0.489% 4/25/29	$606,399	$601,590
Access Group, Inc., Series 2003-A, Class A3 FRN 1.230% 7/01/38	1,004,568	929,162
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.351% 3/15/26	608,320	604,374
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.652% 1/25/47	1,075,000	903,000
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.324% 12/28/21	58,088	58,067
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.391% 12/15/22	123,687	123,408
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	650,000	645,938
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.652% 6/15/43	450,000	440,820
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.880% 6/15/43	300,000	274,035
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.327% 8/25/25	932,511	930,964
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.347% 11/25/26	443,610	442,039
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.528% 10/28/41	393,319	392,107
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.544% 9/27/35	685,000	658,367
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.342% 2/25/28	185,040	184,167
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.493% 6/25/27	1,244,130	1,232,487
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.952% 4/25/46	258,941	261,892
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.328% 10/28/26	186,771	186,662

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.439% 5/28/26	$202,209	$201,885
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.309% 1/25/18	72,336	72,325
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.397% 7/15/36	1,696,040	1,685,670
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.301% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 0.301% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.302% 12/15/16	350,000	350,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 0.302% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 0.303% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.449% 3/25/44	548,826	489,295
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.881% 12/15/38	711,415	667,150
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.252% 12/15/21	1,367,024	1,373,554
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.552% 8/15/25	370,415	375,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.652% 6/17/30	100,000	97,077
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.418% 10/28/28	144,237	143,886
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.339% 7/27/20	33,183	33,178

		14,971,938

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.843% 8/25/34	$154,505	$150,944
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	36,523	36,014
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.011% 9/25/33	9,425	8,497
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.544% 8/25/34	28,901	27,397
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.262% 5/25/37	718,029	467,364
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.355% 8/25/34	107,878	92,132
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.402% 8/25/36	163,897	150,986
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.225% 2/25/34	12,755	11,888
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.381% 2/25/34	253,823	258,536
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.534% 7/25/33	6,821	6,866
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	334	337
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	42,530	42,690
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.568% 3/25/34	70,754	70,817
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.523% 4/25/44	160,962	165,056

		1,489,524

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.400% 11/25/37	324,973	319,443

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.746% 6/25/32	$43,031	$41,803

		361,246

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $132,425,897)		133,092,248

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.9%
Collateralized Mortgage Obligations — 4.5%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	3,116,916	3,167,317
Series 4290, Class CA 3.500% 12/15/38	4,094,753	4,258,111
Series 4328, Class DA 4.000% 1/15/36	3,311,640	3,529,269
Series 4325, Class MA 4.000% 9/15/39	3,948,833	4,206,011
Series 4336, Class MA 4.000% 1/15/40	6,209,272	6,613,118
Series 4323, Class CA 4.000% 3/15/40	1,804,635	1,921,850
Federal National Mortgage Association Series 2014-14, Class A 3.500% 2/25/37	2,227,425	2,329,786

		26,025,462

Pass-Through Securities — 1.4%
Federal Home Loan Mortgage Corp.
Pool #1Q0239 2.380% 3/01/37 FRN	880,224	937,323
Pool #E00856 7.500% 6/01/15	976	998
Federal National Mortgage Association
Pool #775539 2.117% 5/01/34 FRN	145,696	153,836
Pool #725692 2.269% 10/01/33 FRN	193,421	204,115
Pool #888586 2.342% 10/01/34 FRN	402,549	426,068
Pool #684154 5.500% 2/01/18	12,761	13,508
Pool #702331 5.500% 5/01/18	186,348	198,076
Pool #725796 5.500% 9/01/19	935,939	1,005,731
Pool #844564 5.500% 12/01/20	194,972	211,056

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA (b) Pool #45746 5.500% 11/01/34	$3,300,000	$3,694,969
Government National Mortgage Association Pool #507545 7.500% 8/15/29	34,098	40,810
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	483,514	501,010
Pool #82462 3.500% 1/20/40 FRN	422,292	445,985

		7,833,485

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $33,806,773)		33,858,947

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds & Notes — 2.0%
U.S. Treasury Note 0.625% 9/30/17 (d) (e)	2,350,000	2,320,854
U.S. Treasury Note 1.625% 4/30/19	5,850,000	5,861,140
U.S. Treasury Note 1.625% 8/15/22	3,650,000	3,465,219

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,563,199)		11,647,213

TOTAL BONDS & NOTES (Cost $408,921,469)		413,274,127

	Notional Amount
PURCHASED OPTIONS — 0.2%

FINANCIAL — 0.2%
Diversified Financial — 0.2%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 3.03 (OTC - Credit Suisse International, receive fixed rate; Underlying swap terminates 4/27/26)	48,380,000	1,219,484

TOTAL PURCHASED OPTIONS (Cost $1,008,723)		1,219,484

TOTAL LONG-TERM INVESTMENTS (Cost $409,930,192)		414,493,611

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 29.4%
Commercial Paper — 29.4%
Agrium, Inc. 0.350% 9/17/14	$6,090,000	$6,085,386
BAT International Finance PLC (a) 0.320% 7/09/14	10,000,000	9,999,289
Canadian Natural Resources Ltd. (a) 0.280% 7/10/14	950,000	949,933
Centrica PLC (a) 0.460% 10/01/14	1,500,000	1,498,237
Centrica PLC (a) 0.480% 9/03/14	10,000,000	9,991,467
Daimler Finance North America LLC (a) 0.500% 11/03/14	4,000,000	3,993,056
Daimler Finance North America LLC (a) 0.600% 3/10/15	8,000,000	7,966,400
Duke Energy Corp. (a) 0.350% 9/02/14	5,300,000	5,296,754
ERAC USA Finance LLC (a) 0.330% 9/18/14	8,000,000	7,994,207
Experian Finance PLC (a) 0.380% 8/28/14	2,000,000	1,998,840
Experian Finance PLC (a) 0.427% 8/11/14	9,000,000	8,995,695
Holcim US Finance Sarl & Cie (a) 0.370% 7/08/14	1,000,000	999,928
Holcim US Finance Sarl & Cie (a) 0.380% 8/07/14	3,500,000	3,498,633
Holcim US Finance Sarl & Cie (a) 0.386% 7/24/14	5,000,000	4,998,786
Holcim US Finance Sarl & Cie (a) 0.386% 8/21/14	2,500,000	2,498,654
Hyundai Capital America (a) 0.310% 9/15/14	8,000,000	7,994,764
Nissan Motor Acceptance Corp. (a) 0.280% 7/01/14	3,675,000	3,675,000
Noble Corp. (a) 0.360% 7/31/14	3,070,000	3,069,079
Noble Corp. (a) 0.380% 7/14/14	8,500,000	8,498,834
Pearson Holdings, Inc. (a) 0.280% 7/11/14	1,946,000	1,945,849
Sempra Energy Holding (a) 0.010% 8/01/14	2,500,000	2,499,117
Sempra Energy Holding (a) 0.400% 8/25/14	1,000,000	999,389
Sempra Energy Holding (a) 0.410% 8/25/14	2,480,000	2,478,447
Sempra Energy Holdings (a) 0.715% 3/06/15	5,000,000	4,975,889

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tesco Treasury Services PLC (a) 0.314% 8/15/14	$2,000,000	$1,999,225
Tesco Treasury Services PLC (a) 0.390% 8/20/14	10,000,000	9,994,583
Vodafone Group PLC (a) 0.470% 6/08/15	3,000,000	2,986,605
Vodafone Group PLC (a) 0.550% 4/08/15	8,000,000	7,965,656
Volvo Group Treasury National (a) 0.280% 7/23/14	1,465,000	1,464,749
WellPoint, Inc. (a) 0.010% 10/01/14	8,000,000	7,991,413
WPP CP LLC (a) 0.410% 9/17/14	6,700,000	6,694,048
WPP CP LLC (a) 0.530% 12/12/14	5,300,000	5,287,203
Xcel Energy, Inc. (a) 0.010% 7/14/14	10,000,000	9,998,555

		167,283,670

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	28,885	28,885

TOTAL SHORT-TERM INVESTMENTS (Cost $167,312,555)		167,312,555

TOTAL INVESTMENTS — 102.1% (Cost $577,242,747) (f)		581,806,166

Other Assets/ (Liabilities) — (2.1)%		(12,114,864)

NET ASSETS — 100.0%		$569,691,302

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $293,605,078 or 51.54% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $820,000 or 0.14% of net assets.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 142.6%

CORPORATE DEBT — 3.3%
Auto Manufacturers — 0.4%
Nissan Motor Acceptance Corp. FRN (a) 0.777% 3/03/17	$1,100,000	$1,103,205

Banks — 0.9%
Deutsche Bank AG FRN 0.834% 2/13/17	1,750,000	1,758,139
First Horizon National Corp. 5.375% 12/15/15	390,000	412,566
The Huntington National Bank FRN 0.654% 4/24/17	765,000	765,533

		2,936,238

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	700,000	722,593

Diversified Financial — 0.8%
Ford Motor Credit Co. LLC 12.000% 5/15/15	700,000	769,041
The Goldman Sachs Group, Inc. FRN 0.852% 6/04/17	1,625,000	1,625,208

		2,394,249

Oil & Gas — 0.5%
Petrobras Global Finance BV FRN 2.592% 3/17/17	970,000	981,543
Transocean, Inc. 4.950% 11/15/15	675,000	711,694

		1,693,237

Real Estate Investment Trusts (REITS) — 0.4%
DDR Corp. 9.625% 3/15/16	945,000	1,081,285

Telecommunications — 0.1%
GTP Acquisition Partners I LLC (a) 4.347% 6/15/41	430,000	444,723

TOTAL CORPORATE DEBT (Cost $6,068,337)		10,375,530

MUNICIPAL OBLIGATIONS — 0.2%
Educational Funding of the South, Inc. FRN 0.577% 9/01/17	185,529	185,271
Louisiana State Public Facilities Authority FRN 1.128% 4/26/27	310,971	312,778

		498,049

TOTAL MUNICIPAL OBLIGATIONS (Cost $496,500)		498,049

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.6%
Automobile ABS — 9.4%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	$319,142	$318,966
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	736,171	736,349
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	458,321	459,099
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	459,073	460,861
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	133,314	133,784
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	220,032	220,489
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	380,000	380,072
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	334,687	334,859
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	184,702	184,809
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.702% 3/15/20	149,743	149,917
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A (a) 2.370% 11/20/14	566,667	568,798
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	526,640	529,596
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	899,013	903,939
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.503% 5/20/16	1,065,000	1,065,368
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	230,539	230,520
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	411,260	410,445
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	122,797	123,138

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	$450,919	$452,634
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.601% 5/07/24	554,323	555,142
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.901% 11/07/23	372,785	374,030
CPS Auto Receivables Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	800,000	798,016
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	344,305	343,631
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	349,169	350,162
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	745,244	747,518
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	583,665	586,224
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	360,524	363,172
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	743,705	746,152
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	250,085	253,851
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	366,122	373,331
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	444,017	447,554
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	855,000	858,278
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	483,858	483,852
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	101,577	101,588
DT Auto Owner Trust, Series 2013-2A, Class A (a) 0.810% 9/15/16	542,771	542,980
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	255,253	255,567
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	605,000	605,474
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	35,922	35,954
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	580,000	579,037

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	$191,771	$192,134
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	561,471	562,943
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	367,328	367,888
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	357,947	359,077
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	112,885	112,934
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	821,442	822,579
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	543,144	544,824
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	104,688	104,915
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	423,836	422,831
Hertz Fleet Lease Funding LP, Series 2013-3, Class A FRN (a) 0.704% 12/10/27	1,650,000	1,654,284
Navistar Financial Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	639,850	640,253
Neuberger Berman CLO Ltd. (b) 1.000% 8/04/25	1,100,000	1,100,000
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	350,000	349,684
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	255,000	256,762
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.522% 6/15/17	365,000	365,171
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.532% 4/17/17	642,747	643,250
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	440,417	440,831
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	107,786	107,791

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2011-2, Class B 2.660% 1/15/16	$32,829	$32,850
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	400,000	411,193
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	750,000	749,655
Tidewater Auto Receivables Trust, Series 2012-AA, Class A3 (a) 1.990% 4/15/19	541,094	542,005
United Auto Credit Securitization Trust, Series 2013-1, Class A2 (a) 0.950% 9/15/15	198,945	198,994
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	465,000	464,976
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	85,812	85,837
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	668,085	669,769
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	148,527	148,861

		29,417,447

Commercial MBS — 1.2%
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.952% 3/15/29	520,000	520,000
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	431,114	434,347
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	450,000	463,829
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,979,293	1,959,500
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	436,733	436,908

		3,814,584

Home Equity ABS — 1.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.422% 8/25/35	109,375	108,163

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.892% 11/25/34	$74,016	$73,898
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.827% 2/25/35	126,200	124,736
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.522% 1/25/36	292,777	291,413
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.612% 9/25/34	51,162	50,841
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.442% 7/25/36	382,471	380,321
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.572% 5/25/36	452,878	424,198
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.582% 5/25/35	307,863	304,464
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.812% 10/25/35	134,622	133,827
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.932% 12/25/32	208,940	205,788
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.977% 6/25/35	593,167	560,892
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.827% 3/25/35	427,157	419,390
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.885% 6/28/35	695,346	683,124
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.602% 8/25/35	241,020	235,375
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.622% 5/25/35	34,018	33,829
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.532% 8/25/35	198,180	194,584
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.342% 3/25/36	7,005	6,996

		4,231,839

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 11.5%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.352% 3/15/41	$715,153	$693,395
321 Henderson Receivables II LLC, Series 2006-3A, Class A1 FRN (a) 0.352% 9/15/41	416,576	400,079
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.352% 12/15/41	818,373	787,267
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.902% 12/15/42	1,329,039	1,361,441
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	740,000	739,492
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	340,000	339,650
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	261,122	260,965
CCG Receivables Truste, Series 2013-1, Class A2, ABS, 144A (a) 1.050% 8/14/20	389,649	390,417
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.334% 8/18/21	2,744,192	2,737,565
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	753,997	756,517
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	236,403	236,403
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) (c) 3.082% 7/15/23	700,000	700,000
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 0.469% 4/25/19	788,267	785,173
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	237,275	236,567
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	750,000	747,916
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	347,035	348,119
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.401% 6/02/17	375,000	380,770

	Principal Amount	Value
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6 (a) 1.287% 9/15/44	$1,220,000	$1,220,610
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1 (a) 1.244% 1/17/45	1,270,000	1,272,615
LCM XVI LP, Series 16A, Class X FRN (a) 1.258% 7/15/26	1,925,000	1,925,073
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	1,470,000	1,470,294
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	192,259	192,377
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	994,434	1,013,160
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.097% 4/25/35	856,406	834,293
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	311,953	311,953
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1 (a) 0.997% 2/15/45	400,000	399,368
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	732,871	733,130
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2014-T1, Class A1 (a) 1.274% 3/15/45	645,000	645,709
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	189,249	189,120
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	432,202	432,287
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (a) 0.476% 5/17/21	420,162	419,973
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	260,000	259,995
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	470,212	473,151
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.702% 2/15/18	2,100,000	2,100,042

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.752% 2/15/19	$1,490,000	$1,490,510
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.852% 10/17/16	1,510,000	1,511,743
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	168,542	171,463
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	437,771	445,928
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	300,094	300,785
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	325,000	327,382
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A2 FRN (a) 0.674% 10/15/19	600,000	596,802
Symphony CLO XIV Ltd., Series 2014-14A, Class X FRN (a) 1.223% 7/14/26	1,350,000	1,348,454
TAL Advantage LLC, Series 2006-1A FRN (a) 0.343% 4/20/21	733,333	725,830
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	489,365	489,681
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.854% 12/10/18	990,000	993,406
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.552% 10/15/15	754,000	761,875
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.652% 7/15/41	455,543	469,218
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	503,611	505,733

		35,933,696

Student Loans ABS — 10.0%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.952% 12/26/44	3,862,741	3,868,622
Access Group, Inc., Series 2007-1, Class A2 FRN 0.259% 4/25/17	1,530,481	1,526,325
Access Group, Inc., Series 2006-1, Class A2 FRN 0.337% 8/25/23	801,193	796,826

	Principal Amount	Value
Access Group, Inc., Series 2005-1, Class A2 FRN 0.340% 3/23/20	$99,973	$99,916
Access Group, Inc., Series 2007-A, Class A2 FRN 0.357% 8/25/26	72,210	71,898
Access Group, Inc., Series 2005-2, Class A3 FRN 0.408% 11/22/24	259,154	257,477
Access Group, Inc., Series 2005-A, Class A2 FRN 0.449% 4/27/26	644,756	643,267
Access Group, Inc., Series 2005-B, Class A2 FRN 0.459% 7/25/22	321,948	319,941
Access Group, Inc., Series 2004-A, Class A2 FRN 0.489% 4/25/29	381,445	378,420
Access Group, Inc., Series 2003-A, Class A3 FRN 1.230% 7/01/38	287,019	265,475
Access Group, Inc., Series 2008-1, Class A FRN 1.529% 10/27/25	691,764	697,174
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.393% 6/27/22	312,991	312,709
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.351% 3/15/26	595,285	591,423
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.652% 1/25/47	675,000	567,000
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.324% 12/28/21	38,335	38,321
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.444% 9/28/26	782,733	780,989
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.391% 12/15/22	302,717	302,035
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	1,150,000	1,142,812
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.652% 6/15/43	350,000	342,860
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.880% 6/15/43	200,000	182,690

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN (a) 0.600% 6/25/22	$340,433	$340,589
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.297% 5/25/23	168,078	166,720
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.327% 8/25/25	996,621	994,968
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.347% 11/25/26	329,011	327,845
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.528% 10/28/41	1,999,589	1,993,429
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.342% 2/25/28	96,408	95,953
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.493% 6/25/27	649,659	643,579
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.952% 4/25/46	136,285	137,838
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.652% 6/25/41	295,000	270,360
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.328% 10/28/26	115,620	115,553
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.439% 5/28/26	473,025	472,267
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.309% 1/25/18	54,654	54,646
Pennsylvania Higher Education Assistance Agency FRN 0.829% 4/25/19	624,578	627,919
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.020% 4/25/44	450,000	444,396
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.397% 7/15/36	1,283,743	1,275,894
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.301% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.302% 12/15/16	375,000	375,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 0.302% 12/15/16	$100,000	$100,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 0.302% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 0.303% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 0.305% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.411% 3/15/19	121,231	121,234
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.429% 1/25/16	18,923	18,924
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 0.450% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.451% 12/15/17	157,979	157,993
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.729% 10/25/17	89,900	90,116
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.752% 7/15/22	1,318,676	1,320,438
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.881% 12/15/38	485,056	454,875
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.902% 10/16/23	313,023	314,124
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.252% 12/15/21	1,811,879	1,820,534
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.252% 8/15/23	255,275	257,612
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.429% 7/27/26	981,369	998,752
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.552% 8/15/25	264,582	267,857
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.650% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.652% 6/17/30	500,000	485,384

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.348% 7/28/26	$289,722	$286,682
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.418% 10/28/28	358,923	358,049
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.468% 4/30/29	324,251	323,634
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.317% 12/02/19	559,461	556,820
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.636% 9/01/22	56,888	56,899
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.339% 7/27/20	66,366	66,356

		31,529,419

WL Collateral CMO — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.852% 3/25/45	318,913	305,899
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	25,018	25,112

		331,011

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.400% 11/25/37	159,726	157,008

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $105,032,895)		105,415,004

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 FRN 3.500% 1/20/40	281,528	297,324

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $298,860)		297,324

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 105.4%
U.S. Treasury Bonds & Notes — 105.4%
U.S. Treasury Inflation Index (d) 0.125% 4/15/16	$14,035,437	$14,403,867
U.S. Treasury Inflation Index (d) (e) (f) 0.125% 4/15/17	14,772,866	15,280,683
U.S. Treasury Inflation Index (d) 0.125% 4/15/18	17,135,437	17,700,375
U.S. Treasury Inflation Index (d) 0.125% 4/15/19	14,390,610	14,817,838
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	14,117,874	14,211,630
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	14,704,362	14,804,307
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	18,916,603	18,851,568
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	11,143,508	11,359,414
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	13,709,519	14,441,045
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	19,459,948	20,165,371
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	3,814,811	3,463,131
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	5,371,187	5,056,049
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	12,347,964	13,375,351
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	10,391,146	11,387,231
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	5,298,481	5,789,417
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	6,105,778	6,697,276
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	7,684,314	8,451,547
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	5,453,830	5,948,509
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	2,466,670	2,839,754
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	5,617,561	6,323,268
U.S. Treasury Inflation Index (d) 2.000% 1/15/16	5,380,412	5,672,552
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	6,759,851	7,964,477
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	4,896,595	5,514,790
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	3,290,190	4,185,997
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	3,003,799	3,851,903

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 2.375% 1/15/17	$5,606,897	$6,133,855
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	9,557,456	11,578,705
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	4,166,970	5,113,327
U.S. Treasury Inflation Index 2.500% 7/15/16	3,521,340	3,821,203
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	6,039,318	7,619,922
U.S. Treasury Inflation Index (d) 2.625% 7/15/17	5,730,087	6,414,563
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	2,043,269	2,950,448
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	5,298,144	7,440,581
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	7,555,802	11,045,639
U.S. Treasury Note (d) 0.375% 5/31/16	15,550,000	15,536,030

		330,211,623

TOTAL U.S. TREASURY OBLIGATIONS (Cost $324,256,892)		330,211,623

TOTAL BONDS & NOTES (Cost $436,153,484)		446,797,530

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 3.03 (OTC - Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	12,290,000	309,786

TOTAL PURCHASED OPTIONS (Cost $256,247)		309,786

TOTAL LONG-TERM INVESTMENTS (Cost $436,409,731)		447,107,316

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 48.1%
Commercial Paper — 47.6%
Agrium, Inc. 0.350% 9/25/14	$4,650,000	$4,646,112
BAT International Finance PLC (a) 0.310% 7/09/14	4,500,000	4,499,690
Cameron International Corp. (a) 0.280% 7/30/14	1,650,000	1,649,628
Cameron International Corp. (a) 0.290% 7/22/14	2,250,000	2,249,619
Canadian Natural Resources Ltd. (a) 0.270% 7/10/14	4,500,000	4,499,696
Centrica PLC (a) 0.430% 8/01/14	4,500,000	4,498,334
COX Enterprises, Inc. (a) 0.260% 7/08/14	4,500,000	4,499,773
Daimler Finance North America LLC (a) 0.500% 12/01/14	4,500,000	4,490,438
Duke Energy Corp. (a) 0.350% 9/03/14	4,500,000	4,497,200
Ecolab, Inc. (a) 0.280% 8/25/14	4,650,000	4,648,011
Enbridge (US), Inc. (a) 0.300% 7/28/14	4,000,000	3,999,100
Enbridge Energy Partners LP (a) 0.300% 7/08/14	356,000	355,979
Enbridge Energy Partners LP (a) 0.355% 7/22/14	399,000	398,919
ERAC USA Finance LLC (a) 0.330% 9/18/14	4,650,000	4,646,633
Experian Finance PLC (a) 0.330% 9/15/14	4,650,000	4,646,761
FMC Corp. (a) 0.280% 7/21/14	1,650,000	1,649,743
FMC Technologies, Inc (a) 0.280% 8/12/14	4,650,000	4,648,481
Hewlett-Packard Co. (a) 0.280% 7/28/14	4,000,000	3,999,160
Hyundai Capital America (a) 0.310% 9/15/14	4,500,000	4,497,055
Marriott International, Inc. (a) 0.290% 7/25/14	4,650,000	4,649,101
Nabors Industries, Inc. (a) 0.320% 7/17/14	4,650,000	4,649,339
National Grid USA (a) 0.290% 8/22/14	4,650,000	4,648,052
Noble Corp. (a) 0.350% 7/14/14	4,500,000	4,499,431
Pearson Holdings, Inc. (a) 0.280% 7/18/14	4,650,000	4,649,385
Pentair Finance (a) 0.280% 7/03/14	2,250,000	2,249,965

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pentair Finance (a) 0.304% 7/08/14	$2,250,000	$2,249,869
Reckitt Benckiser Treasury Services PLC (a) 0.370% 4/21/15	6,000,000	5,981,870
Rockwell Collins, Inc. (a) 0.304% 8/11/14	7,000,000	6,997,608
Sempra Energy Holdings (a) 0.611% 12/09/14	2,000,000	1,994,633
Sempra Energy Holdings (a) 0.715% 3/06/15	2,500,000	2,487,944
Southern Power Co. (a) 0.274% 7/10/14	1,500,000	1,499,899
Tesco Treasury Services PLC (a) 0.314% 8/15/14	4,500,000	4,498,256
Time Warner Cable, Inc. (a) 0.290% 8/18/14	4,000,000	3,998,453
TransCanada PipeLines Ltd. (a) 0.280% 8/05/14	2,500,000	2,499,319
TransCanada PipeLines Ltd. (a) 0.284% 7/14/14	2,000,000	1,999,798
Vodafone Group PLC (a) 0.550% 4/08/15	4,000,000	3,982,828
Volvo Group Treasury National (a) 0.270% 7/23/14	4,500,000	4,499,258
WellPoint, Inc. (a) 0.010% 10/01/14	3,500,000	3,496,243
WPP CP LLC (a) 0.415% 9/17/14	4,650,000	4,645,819
Xcel Energy, Inc. (a) 0.010% 7/14/14	4,000,000	3,999,422

		149,196,824

Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (g)	1,569,097	1,569,097

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	3,058	3,058

TOTAL SHORT-TERM INVESTMENTS (Cost $150,768,979)		150,768,979

TOTAL INVESTMENTS — 190.8% (Cost $587,178,710) (h)		597,876,295

Other Assets/ (Liabilities) — (90.8)%		(284,572,655)

NET ASSETS — 100.0%		$313,303,640

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $221,004,860 or 70.54% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $700,000 or 0.22% of net assets.
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $1,569,098. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 8/15/39, and an aggregate market value, including accrued interest, of $1,600,531.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	$3,266,900

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,266,900

TOTAL EQUITIES (Cost $3,250,000)		3,266,900

	Principal Amount
BONDS & NOTES — 100.6%

CORPORATE DEBT — 45.1%
Advertising — 0.4%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,600,000	1,627,526
WPP Finance 2010 4.750% 11/21/21	635,000	696,796
WPP Finance 2010 5.625% 11/15/43	3,100,000	3,386,425

		5,710,747

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,585,539
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,614,512
L-3 Communications Corp. 4.750% 7/15/20	105,000	115,017
United Technologies Corp. 6.125% 7/15/38	465,000	597,153

		4,912,221

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	775,000	722,056
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,861,103
Philip Morris International, Inc. 6.375% 5/16/38	225,000	288,678

		2,871,837

Airlines — 0.1%
United Air Lines, Inc. (b) 10.110% 2/19/2006	189,648	75,859
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	895,000	907,306

	Principal Amount	Value
Auto Manufacturers — 0.4%
General Motors Co. (a) 3.500% 10/02/18	$1,425,000	$1,457,062
Hyundai Capital America (a) 1.450% 2/06/17	2,080,000	2,087,835
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,159,193
Volvo Treasury AB (a) 5.950% 4/01/15	1,300,000	1,349,810

		6,053,900

Automotive & Parts — 0.2%
Lear Corp. 4.750% 1/15/23	625,000	621,875
Lear Corp. 8.125% 3/15/20	1,929,000	2,076,086
TRW Automotive, Inc. (a) 7.250% 3/15/17	950,000	1,080,625

		3,778,586

Banks — 3.3%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,130,222
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,671,202
Bank of America Corp. 4.000% 4/01/24	2,525,000	2,576,841
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,029,829
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,303,568
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,753,916
Capital One Financial Corp. 2.125% 7/15/14	850,000	850,580
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,286,734
Deutsche Bank AG 1.400% 2/13/17	1,500,000	1,507,623
Deutsche Bank AG 2.500% 2/13/19	2,365,000	2,411,049
Discover Bank 2.000% 2/21/18	1,920,000	1,931,437
Export-Import Bank of Korea 1.750% 2/27/18	705,000	700,380
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,067,541
First Horizon National Corp. 5.375% 12/15/15	3,666,000	3,878,122
FirstMerit Corp. 4.350% 2/04/23	645,000	671,916
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,146,741

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (a) 4.700% 2/21/18	$1,800,000	$1,903,784
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,369,009
ICICI Bank Ltd. (a) 5.500% 3/25/15	3,224,000	3,310,884
KFW 2.125% 1/17/23	4,590,000	4,442,119
Morgan Stanley 4.875% 11/01/22	750,000	805,063
Regions Financial Corp. 5.750% 6/15/15	1,990,000	2,079,888
Regions Financial Corp. 7.500% 5/15/18	895,000	1,065,240
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	760,000	766,612
SVB Financial Group 5.375% 9/15/20	515,000	582,811
UBS AG 5.750% 4/25/18	1,500,000	1,719,811
Union Bank NA 2.625% 9/26/18	550,000	565,622
Valley National Bancorp 5.125% 9/27/23	1,320,000	1,390,182
Wachovia Bank NA 6.600% 1/15/38	690,000	932,258
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,128,418
Wells Fargo & Co. 4.600% 4/01/21	345,000	383,898
Zions Bancorp. 6.000% 9/15/15	47,000	49,613

		49,412,913

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	158,473
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	815,000	776,442

		934,915

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,716,854

Building Materials — 0.8%
CRH America, Inc. 8.125% 7/15/18	1,730,000	2,126,819
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,456,750
Lafarge SA 6.500% 7/15/16	1,305,000	1,428,975
Martin Marietta Materials, Inc. FRN (a) (c) 1.000% 6/30/17	1,540,000	1,539,097

	Principal Amount	Value
Masco Corp. 4.800% 6/15/15	$2,510,000	$2,598,149
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,565,503

		12,715,293

Chemicals — 1.9%
Ashland, Inc. 4.750% 8/15/22	10,540,000	10,592,700
Ashland, Inc. 6.875% 5/15/43	1,503,000	1,619,483
Cabot Corp. 5.000% 10/01/16	2,440,000	2,636,178
CF Industries, Inc. 3.450% 6/01/23	457,000	452,973
CF Industries, Inc. 5.375% 3/15/44	1,275,000	1,367,110
Cytec Industries, Inc. 3.500% 4/01/23	520,000	511,086
Cytec Industries, Inc. 8.950% 7/01/17	450,000	543,951
The Dow Chemical Co. 8.550% 5/15/19	375,000	481,976
Ecolab, Inc. 4.350% 12/08/21	650,000	712,765
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	997,406
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,642,000	2,744,507
Methanex Corp. 5.250% 3/01/22	550,000	608,091
NOVA Chemicals Corp. 8.625% 11/01/19	1,500,000	1,602,000
RPM International, Inc. 6.125% 10/15/19	800,000	920,917
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,573,403
Valspar Corp. 7.250% 6/15/19	650,000	776,922

		28,141,468

Commercial Services — 0.4%
The ADT Corp. 2.250% 7/15/17	2,015,000	1,989,813
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,429,863
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	462,000	477,015
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	469,938
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	444,325
The Western Union Co. 5.930% 10/01/16	1,405,000	1,542,264

		6,353,218

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.7%
Apple, Inc. 1.000% 5/03/18	$2,700,000	$2,640,481
Apple, Inc. 2.400% 5/03/23	1,875,000	1,771,292
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	121,325
Hewlett-Packard Co. 2.125% 9/13/15	1,280,000	1,302,560
Hewlett-Packard Co. 2.200% 12/01/15	1,475,000	1,506,608
SanDisk Corp. (a) 0.500% 10/15/20	2,369,000	2,980,498

		10,322,764

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	400,000	404,868
Avon Products, Inc. 6.500% 3/01/19	885,000	991,624
The Procter & Gamble Co. 5.800% 8/15/34	270,000	338,018

		1,734,510

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	170,000	177,675

Diversified Financial — 5.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a) 4.500% 5/15/21	5,300,000	5,392,750
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,470,000	1,520,897
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,577,019
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,861,500
Air Lease Corp. 5.625% 4/01/17	600,000	657,750
American Express Co. VRN 6.800% 9/01/66	200,000	220,000
American Express Co. 8.125% 5/20/19	610,000	775,169
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,808,914
Citigroup, Inc. 4.750% 5/19/15	590,000	611,548
Citigroup, Inc. 5.500% 10/15/14	456,000	462,583
Citigroup, Inc. 5.875% 5/29/37	550,000	648,652
Citigroup, Inc. 5.875% 1/30/42	800,000	957,058

	Principal Amount	Value
Citigroup, Inc. 6.375% 8/12/14	$1,024,000	$1,030,814
Citigroup, Inc. 8.125% 7/15/39	225,000	337,720
Citigroup, Inc. 8.500% 5/22/19	688,000	879,395
Eaton Vance Corp. 3.625% 6/15/23	707,000	720,491
Eaton Vance Corp. 6.500% 10/02/17	91,000	104,548
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,850,000	1,930,013
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,827,360
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,514,775
General Electric Capital Corp. 5.500% 1/08/20	600,000	695,525
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	2,008,201
General Motors Financial Co., Inc. 2.750% 5/15/16	1,320,000	1,339,800
The Goldman Sachs Group, Inc. 1.600% 11/23/15	2,275,000	2,298,605
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,019,499
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,895,912
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,851,494
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	481,664
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	536,757
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	628,318
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	679,714
Hyundai Capital America (a) 1.625% 10/02/15	995,000	1,004,012
Hyundai Capital America (a) 2.875% 8/09/18	910,000	936,324
Hyundai Capital America (a) 4.000% 6/08/17	1,605,000	1,716,334
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	1,075,000	1,087,094
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,116,625
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	7,200,942
Janus Capital Group, Inc. 6.700% 6/15/17	2,615,000	2,960,028

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 3.450% 3/01/16	$2,460,000	$2,567,059
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,643,609
Lazard Group LLC 4.250% 11/14/20	3,305,000	3,462,632
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,798,383
Legg Mason, Inc. 5.625% 1/15/44	1,775,000	1,929,374
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	945,000	1,009,449
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	762,413
Morgan Stanley 3.800% 4/29/16	850,000	892,438
Morgan Stanley 4.200% 11/20/14	4,085,000	4,146,381
Morgan Stanley 5.450% 1/09/17	1,526,000	1,681,034
Morgan Stanley 5.625% 9/23/19	1,415,000	1,627,546
Morgan Stanley 5.750% 1/25/21	225,000	261,366
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	517,938

		84,595,426

Electric — 2.4%
The AES Corp. 7.750% 10/15/15	590,000	632,775
Berkshire Hathaway Energy 5.950% 5/15/37	1,525,000	1,861,106
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,073,698
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	46,492
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,072,722
Georgia Power Co. 4.300% 3/15/42	717,000	719,307
IPALCO Enterprises, Inc. 5.000% 5/01/18	3,135,000	3,346,613
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	2,020,000	2,201,800
Kansas Gas & Electric Co. 5.647% 3/29/21	1,007,915	1,083,261
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,034,873
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,505,000	1,518,578
National Fuel Gas Co. 3.750% 3/01/23	985,000	973,048

	Principal Amount	Value
Nevada Power Co. Series N 6.650% 4/01/36	$1,000,000	$1,345,293
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,514,727
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	89,180
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	187,584
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	964,780
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,094,376
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	399,702
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,420,713
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,393,074
Southern California Edison Co. 5.950% 2/01/38	820,000	1,036,313
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,470,000	1,445,686
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	107,803	107,799
TransAlta Corp. 1.900% 6/03/17	1,595,000	1,601,241
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,282,781
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	704,386	758,363
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,222,873
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,549,561

		36,978,319

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,880,500

Electronics — 0.6%
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,465,311
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	817,355
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,338,695
Avnet, Inc. 4.875% 12/01/22	944,000	1,004,831
Jabil Circuit, Inc. 7.750% 7/15/16	1,430,000	1,617,688
Jabil Circuit, Inc. 8.250% 3/15/18	675,000	803,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tech Data Corp. 3.750% 9/21/17	$1,345,000	$1,409,206

		8,456,336

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,783,657

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	750,000	797,228

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	44,801
Republic Services, Inc. 5.250% 11/15/21	795,000	905,873

		950,674

Foods — 0.6%
ConAgra Foods, Inc. 4.950% 8/15/20	850,000	942,025
ConAgra Foods, Inc. 6.625% 8/15/39	500,000	625,516
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,160,189
Delhaize Group 6.500% 6/15/17	1,435,000	1,618,138
General Mills, Inc. 5.400% 6/15/40	65,000	73,205
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,661,484
Kraft Foods, Inc. 6.500% 2/09/40	381,000	487,881
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,834,741
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	530,000	538,326

		8,941,505

Forest Products & Paper — 0.2%
Domtar Corp. 9.500% 8/01/16	230,000	263,882
Domtar Corp. 10.750% 6/01/17	245,000	304,994
International Paper Co. 4.750% 2/15/22	700,000	771,867
International Paper Co. 7.300% 11/15/39	820,000	1,106,921
International Paper Co. 9.375% 5/15/19	290,000	383,998

		2,831,662

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	717,608

	Principal Amount	Value
Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	$1,200,000	$1,198,219

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,104,378
Covidien International Finance SA 6.550% 10/15/37	95,000	124,733
Hospira, Inc. 5.200% 8/12/20	1,020,000	1,116,402
Johnson & Johnson 5.850% 7/15/38	245,000	314,356

		2,659,869

Health Care – Services — 0.6%
Cigna Corp. 5.125% 6/15/20	650,000	735,002
Howard Hughes Medical Institute 3.500% 9/01/23	1,025,000	1,055,303
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	605,419
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	355,393
UnitedHealth Group, Inc. 0.850% 10/15/15	1,000,000	1,004,423
UnitedHealth Group, Inc. 2.750% 2/15/23	1,245,000	1,206,642
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,403,355
WellPoint, Inc., Convertible 2.750% 10/15/42	1,000,000	1,531,875

		8,897,412

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,401,884

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	878,590
Whirlpool Corp. 5.150% 3/01/43	295,000	313,847

		1,192,437

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	565,000	543,848
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	877,002
Jarden Corp. (a) 1.125% 3/15/34	543,000	554,539
Jarden Corp. 1.500% 6/15/19	150,000	181,219

		2,156,608

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	$1,250,000	$1,263,613

Insurance — 3.5%
Aflac, Inc. 8.500% 5/15/19	585,000	754,289
The Allstate Corp. 5.550% 5/09/35	875,000	1,040,722
The Allstate Corp. VRN 5.750% 8/15/53	2,270,000	2,438,105
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,244,297
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	665,689
The Chubb Corp. VRN 6.375% 3/29/67	1,749,000	1,943,576
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,289,813
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,233,527
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,544,596
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,868,530
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,780,456
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/68	1,520,000	1,797,400
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	706,000	731,746
Lincoln National Corp. 4.300% 6/15/15	600,000	620,058
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,750,348
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,059,891
MetLife Capital Trust IV (a) 7.875% 12/15/67	2,695,000	3,348,537
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	800,463
The Progressive Corp. 3.750% 8/23/21	40,000	42,626
The Progressive Corp. VRN 6.700% 6/15/67	2,589,000	2,880,262
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,212,052
Prudential Financial, Inc. 4.500% 11/15/20	700,000	771,552
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,156,753

	Principal Amount	Value
Prudential Financial, Inc. VRN 5.200% 3/15/44	$2,380,000	$2,427,600
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,845,000	1,973,560
Prudential Financial, Inc. 6.200% 11/15/40	500,000	625,941
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,930,000	2,366,759
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	1,425,000	1,535,437
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	898,514
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,362,466
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,957,507
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,977,788
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	999,449
Voya Financial, Inc. 5.500% 7/15/22	900,000	1,030,786
Voya Financial, Inc. VRN 5.650% 5/15/53	1,510,000	1,536,425
Willis Group Holdings PLC 4.125% 3/15/16	530,000	554,169
Willis North America, Inc. 7.000% 9/29/19	706,000	828,544

		53,050,233

Internet — 0.4%
Baidu, Inc. 2.750% 6/09/19	440,000	441,714
Baidu, Inc. 3.250% 8/06/18	1,965,000	2,030,169
Expedia, Inc. 7.456% 8/15/18	3,420,000	4,055,884

		6,527,767

Investment Companies — 0.3%
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,700,000	1,719,257
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	1,800,000	1,810,316
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	1,023,000	1,125,647

		4,655,220

Iron & Steel — 1.2%
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	880,839
ArcelorMittal 4.250% 8/05/15	4,107,000	4,214,809
ArcelorMittal 5.750% 8/05/20	1,700,000	1,827,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ArcelorMittal 9.500% 2/15/15	$3,080,000	$3,230,150
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,500,000	1,519,993
Commercial Metals Co. 6.500% 7/15/17	855,000	952,256
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,147,681
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,783,347
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,719,977

		18,276,552

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,106,362

Lodging — 0.9%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,614,375
Marriott International, Inc. 3.250% 9/15/22	2,000,000	1,977,774
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,493,015
Marriott International, Inc. 5.810% 11/10/15	425,000	452,065
Marriott International, Inc. 6.200% 6/15/16	2,003,000	2,200,446
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	305,000	358,930
Wyndham Worldwide Corp. 2.500% 3/01/18	1,605,000	1,629,507
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	571,272
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	9,990
Wynn Las Vegas LLC 7.750% 8/15/20	3,450,000	3,760,500

		14,067,874

Machinery – Diversified — 0.5%
CNH Capital LLC 3.250% 2/01/17	725,000	734,969
CNH Capital LLC (a) 3.375% 7/15/19	1,595,000	1,583,037
CNH Capital LLC 3.625% 4/15/18	902,000	921,167
CNH Capital LLC 6.250% 11/01/16	1,705,000	1,849,925
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,332,688
Xylem, Inc. 4.875% 10/01/21	585,000	636,205

		7,057,991

	Principal Amount	Value
Manufacturing — 1.2%
Bombardier, Inc. (a) 4.250% 1/15/16	$1,750,000	$1,806,875
Harsco Corp 2.700% 10/15/15	7,308,000	7,371,945
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,143,745
Textron, Inc. 4.625% 9/21/16	5,000,000	5,359,675
Textron, Inc. 6.200% 3/15/15	3,000,000	3,122,358

		18,804,598

Media — 0.9%
21st Century Fox America Co. 6.900% 8/15/39	525,000	686,745
CBS Corp. 7.875% 7/30/30	970,000	1,303,469
Comcast Corp. 6.400% 5/15/38	1,035,000	1,319,107
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,205,000
Globo Comunicacao e Participacoes SA (a) 6.250% 7/29/49	2,110,000	2,207,587
Grupo Televisa SAB 6.625% 1/15/40	164,000	200,236
NBCUniversal Media LLC 6.400% 4/30/40	100,000	128,205
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	844,168
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	297,776
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	468,103
Time Warner, Inc. 4.700% 1/15/21	900,000	996,569
Time Warner, Inc. 6.100% 7/15/40	950,000	1,115,138
Time Warner, Inc. 6.250% 3/29/41	15,000	18,050
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,304,672

		13,094,825

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	705,000	712,219

Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	810,000	822,075

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	$1,210,000	$1,255,359
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,819,494
Vale Overseas Ltd. 6.875% 11/10/39	490,000	544,169
Vulcan Materials Co. 6.500% 12/01/16	109,000	120,717

		4,561,814

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,939,404
Pitney Bowes, Inc. 4.750% 1/15/16	1,140,000	1,206,363
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	294,949
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	210,914
Xerox Corp. 4.250% 2/15/15	800,000	818,422

		4,470,052

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	114,953

Oil & Gas — 3.2%
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,147,722
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,370,938
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	346,950
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,781,512
Conoco, Inc. 6.950% 4/15/29	230,000	314,957
ConocoPhillips 6.500% 2/01/39	675,000	905,240
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,325,285
Devon Energy Corp. 6.300% 1/15/19	660,000	774,971
Ecopetrol SA 4.250% 9/18/18	290,000	310,300
EQT Corp. 4.875% 11/15/21	835,000	912,582
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,460,514
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,240,193
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,802,000

	Principal Amount	Value
Nexen, Inc. 7.500% 7/30/39	$145,000	$196,226
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	236,340
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,482,137
Petrobras Global Finance BV 3.000% 1/15/19	825,000	809,861
Petrobras Global Finance BV 3.250% 3/17/17	4,695,000	4,813,737
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,314,589
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,276,300
Petroleos Mexicanos (a) 3.125% 1/23/19	395,000	408,628
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,897,025
Petroleos Mexicanos (a) 6.375% 1/23/45	640,000	743,200
Phillips 66 5.875% 5/01/42	700,000	838,652
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,499,157
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,430,286
Rowan Cos., Inc. 4.875% 6/01/22	2,700,000	2,892,127
Rowan Cos., Inc. 5.000% 9/01/17	1,400,000	1,518,461
Shell International Finance BV 5.500% 3/25/40	450,000	539,074
Talisman Energy, Inc. 5.500% 5/15/42	900,000	975,817
Transocean, Inc. 4.950% 11/15/15	3,455,000	3,642,821
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,629,483
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,353,069

		49,190,154

Oil & Gas Services — 0.7%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,251,205
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	1,280,000	1,548,000
SEACOR Holdings, Inc. (a) 3.000% 11/15/28	175,000	171,938
SESI LLC 6.375% 5/01/19	725,000	773,937
Superior Energy Services, Inc. 7.125% 12/15/21	3,095,000	3,489,612

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd. 4.500% 4/15/22	$1,000,000	$1,063,256
Weatherford International Ltd. 5.950% 4/15/42	700,000	793,864
Weatherford International Ltd. 6.000% 3/15/18	725,000	824,928

		9,916,740

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	775,174

Pharmaceuticals — 0.9%
AbbVie, Inc. 4.400% 11/06/42	750,000	728,104
McKesson Corp. 1.292% 3/10/17	660,000	661,744
McKesson Corp. 2.284% 3/15/19	675,000	677,369
McKesson Corp. 3.796% 3/15/24	550,000	562,284
McKesson Corp. 4.750% 3/01/21	850,000	946,995
McKesson Corp. 4.883% 3/15/44	500,000	525,079
McKesson Corp. 6.000% 3/01/41	800,000	964,046
Merck Sharp & Dohme Corp. 5.850% 6/30/39	255,000	314,288
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	4,704,151
Pfizer, Inc. 7.200% 3/15/39	970,000	1,371,907
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	761,739
Warner Chilcott Co. LLC 7.750% 9/15/18	1,420,000	1,492,832
Zoetis, Inc. 3.250% 2/01/23	625,000	618,248

		14,328,786

Pipelines — 1.9%
Alliance Pipeline LP (a) 6.996% 12/31/19	677,445	769,490
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	995,616
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,934,664
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	714,085
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	788,279
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	90,256

	Principal Amount	Value
DCP Midstream Operating LLC 3.875% 3/15/23	$225,000	$227,796
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	522,777
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,016,908
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	3,300,000	3,305,847
Energy Transfer Partners LP FRN 3.243% 11/01/66	2,000,000	1,838,000
Enterprise Products Operating LP 3.200% 2/01/16	600,000	623,299
Enterprise Products Operating LP 5.950% 2/01/41	630,000	749,888
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	887,193
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	670,639
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	80,137
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,260,750
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,336,898
ONEOK Partners LP 3.250% 2/01/16	600,000	623,383
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	948,908
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,063,169
The Williams Cos., Inc. 3.700% 1/15/23	830,000	798,408
Williams Partners LP 5.250% 3/15/20	2,045,000	2,306,764

		29,553,154

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,137,110
Post Apartment Homes LP 3.375% 12/01/22	600,000	583,207

		1,720,317

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,302,463
American Tower Corp. 4.500% 1/15/18	1,900,000	2,070,225
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 2.000% 2/06/17	1,530,000	1,533,681

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 3.000% 2/06/19	$765,000	$767,899
Boston Properties LP 4.125% 5/15/21	840,000	891,879
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,198,000
DDR Corp. 4.750% 4/15/18	1,400,000	1,523,662
DDR Corp. 7.875% 9/01/20	1,600,000	2,024,578
DDR Corp. 9.625% 3/15/16	1,730,000	1,979,496
Duke Realty LP 8.250% 8/15/19	1,975,000	2,483,918
ERP Operating LP 4.625% 12/15/21	600,000	660,442
Federal Realty Investment Trust 5.900% 4/01/20	455,000	533,074
HCP, Inc. 2.625% 2/01/20	1,415,000	1,415,734
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,889,775
ProLogis LP 2.750% 2/15/19	610,000	621,502
Simon Property Group LP 5.650% 2/01/20	225,000	262,864
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	849,818

		23,009,010

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,114,432
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,261,897	2,584,289
The Home Depot, Inc. 5.950% 4/01/41	800,000	1,002,622
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	860,000	1,009,731
McDonald’s Corp. 6.300% 10/15/37	645,000	833,570
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	775,013
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	956,984
QVC, Inc. 3.125% 4/01/19	1,075,000	1,093,286
QVC, Inc. 4.375% 3/15/23	1,140,000	1,158,010
QVC, Inc. 5.125% 7/02/22	750,000	798,493

	Principal Amount	Value
Wal-Mart Stores, Inc. 5.625% 4/01/40	$2,085,000	$2,523,621

		13,850,051

Savings & Loans — 0.3%
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,607,499
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,836,315
Glencore Funding LLC (a) 3.125% 4/29/19	1,040,000	1,060,592
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	404

		4,504,810

Semiconductors — 0.8%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,753,174
Intel Corp. 3.250% 8/01/39	1,403,000	2,164,127
Intel Corp., Convertible 2.950% 12/15/35	1,525,000	1,895,766
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,752,000	5,318,415
Micron Technology, Inc., Convertible 3.000% 11/15/43	566,000	729,079

		11,860,561

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	779,846
CA, Inc. 2.875% 8/15/18	835,000	854,263
CA, Inc. 5.375% 12/01/19	2,115,000	2,377,765
Citrix Systems, Inc. (a) 0.500% 4/15/19	2,340,000	2,477,475
Microsoft Corp. 3.000% 10/01/20	525,000	548,276

		7,037,625

Telecommunications — 2.7%
America Movil SAB de CV 5.000% 3/30/20	730,000	809,329
America Movil SAB de CV 6.125% 3/30/40	760,000	895,143
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,835,566
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,245,613
British Telecom PLC 9.625% 12/15/30	1,050,000	1,672,391
CenturyLink, Inc. 6.150% 9/15/19	760,000	828,400

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cisco Systems, Inc. 5.500% 1/15/40	$485,000	$564,710
Deutsche Telekom International Finance BV 8.750% 6/15/30	290,000	424,123
Embarq Corp. 7.082% 6/01/16	561,000	624,209
Embarq Corp. 7.995% 6/01/36	200,000	218,500
ENTEL Chile SA (a) 4.875% 10/30/24	1,400,000	1,457,877
Juniper Networks, Inc. 4.600% 3/15/21	700,000	753,353
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,109,105
Rogers Communications, Inc. 7.500% 8/15/38	160,000	216,236
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,925,000	3,546,563
Telecom Italia Capital 6.000% 9/30/34	153,000	153,383
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,299,261
Telefonica Emisiones SAU 3.192% 4/27/18	4,000,000	4,180,300
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,989,296
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	738,055
Verizon Communications, Inc. 2.500% 9/15/16	845,000	870,978
Verizon Communications, Inc. 3.650% 9/14/18	925,000	989,270
Verizon Communications, Inc. 5.150% 9/15/23	1,495,000	1,673,044
Verizon Communications, Inc. 6.550% 9/15/43	2,180,000	2,743,401
Verizon Communications, Inc. 8.750% 11/01/18	1,180,000	1,498,113
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,353,589
Virgin Media Finance PLC 8.375% 10/15/19	4,900,000	5,181,750
WCP Wireless Site Funding (a) 4.141% 11/15/40	1,472,840	1,510,269

		40,381,827

Transportation — 0.7%
Asciano Finance (a) 3.125% 9/23/15	1,300,000	1,326,734
Asciano Finance (a) 4.625% 9/23/20	845,000	902,123
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,796,640

	Principal Amount	Value
Burlington Northern Santa Fe LLC 6.750% 3/15/29	$1,053,000	$1,340,383
Con-way, Inc. 7.250% 1/15/18	1,760,000	2,052,292
CSX Corp. 7.250% 5/01/27	733,000	916,648
Norfolk Southern Corp. 2.903% 2/15/23	116,000	112,942
Norfolk Southern Corp. 4.837% 10/01/41	19,000	20,154
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	595,639
Ryder System, Inc. 2.550% 6/01/19	480,000	485,903
Union Pacific Corp. 4.000% 2/01/21	700,000	763,046

		10,312,504

Trucking & Leasing — 1.0%
GATX Corp. 2.375% 7/30/18	1,175,000	1,185,274
GATX Corp. 3.500% 7/15/16	1,650,000	1,728,680
GATX Corp. 3.900% 3/30/23	735,000	747,181
GATX Corp. 4.750% 5/15/15	905,000	937,457
GATX Corp. 4.750% 6/15/22	1,200,000	1,294,134
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	5,020,000	5,160,184
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	2,025,000	2,028,736
TTX Co. (a) 4.150% 1/15/24	1,730,000	1,791,189

		14,872,835

TOTAL CORPORATE DEBT (Cost $643,823,465)		681,337,031

MUNICIPAL OBLIGATIONS — 1.1%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	5,729,542
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	390,000	500,499
State of California 5.950% 4/01/16	895,000	976,973
State of California BAB 7.550% 4/01/39	505,000	759,177
State of California BAB 7.600% 11/01/40	3,925,000	5,934,168

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of Illinois 5.365% 3/01/17	$2,910,000	$3,184,675

		17,085,034

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,837)		17,085,034

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Automobile ABS — 0.4%
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,808,498	1,859,515
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	1,739,649	1,736,241
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	523,221	533,523
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	923,773	925,525
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	1,180,000	1,188,152

		6,242,956

Commercial MBS — 6.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.948% 2/10/51	2,206,498	2,445,720
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.461% 2/10/51	1,445,000	1,649,023
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	835,127
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,028,228
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,403,172
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	750,000	825,048

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	$2,765,000	$2,981,430
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	1,000,000	1,112,805
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,393,284
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,302,171
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.937% 9/11/38	2,375,000	2,554,693
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	1,660,000	1,872,559
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,292,240
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,320,000	1,467,675
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.945% 6/10/46	1,270,070	1,366,426
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.988% 12/10/49	3,693,000	4,133,765
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,162,709
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	2,038,418	2,053,706
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	2,160,000	2,254,356
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,680,736

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	$679,984	$707,815
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	984,012
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.015% 7/10/38	3,750,116	4,036,233
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	891,408
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	675,166
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	200,000	206,146
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,237,489
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,807,057
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.651% 2/12/39	329,973	349,245
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.066% 6/12/46	1,594,937	1,713,898
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	1,315,000	1,415,985
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	1,800,000	2,013,233
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	915,874
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,115,185	1,206,945
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,649,989

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$924,817	$933,649
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.454% 1/11/43	1,375,000	1,568,100
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,400,316	1,386,313
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.565% 8/15/39	404,549	411,044
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	1,525,000	1,598,419
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,710,751
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,361,738
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.505% 12/15/44	2,450,000	2,583,547
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,891,752
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,530,000	1,680,730
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.904% 5/15/43	1,250,000	1,335,029
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.140% 2/15/51	1,775,000	1,981,815
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.140% 2/15/51	2,170,000	2,376,298
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 6.170% 6/15/45	1,345,000	1,448,845
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	491,033	514,023
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	1,131,026	1,131,479

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	$1,997,629	$2,077,714
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,270,489

		91,887,103

Home Equity ABS — 2.5%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.877% 1/25/35	3,070,302	2,885,867
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.422% 8/25/35	565,953	559,682
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.502% 9/25/35	328,125	326,956
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	38,850	38,372
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.892% 11/25/34	213,218	212,880
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.812% 6/25/35	691,238	682,927
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.600% 4/28/39	1,770,000	1,720,427
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class A FRN (a) 0.552% 5/25/35	218,535	217,715
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.562% 12/25/33	424,529	422,148
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.582% 7/25/35	706,602	682,409
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.602% 8/25/35	860,064	837,431
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.612% 9/25/34	254,615	253,018
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.642% 12/25/35	352,341	350,004
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.052% 2/25/35	773,329	702,204

	Principal Amount	Value
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.442% 7/25/36	$898,347	$893,298
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.572% 5/25/36	2,216,487	2,076,123
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.602% 7/25/35	2,275,985	2,181,427
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3 FRN 0.872% 3/25/35	1,190,000	1,105,316
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.392% 1/25/36	670,024	648,728
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.582% 4/25/35	591,805	554,192
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.782% 11/25/35	880,000	818,469
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.322% 8/25/36	582,596	568,318
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.812% 10/25/35	530,634	527,501
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.932% 12/25/32	1,006,008	990,831
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.432% 8/25/45	34,023	33,948
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.947% 2/25/35	1,686,428	1,605,436
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.977% 6/25/35	2,827,010	2,673,189
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.872% 3/25/35	2,070,000	1,910,974
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.885% 6/28/35	2,305,069	2,264,551
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.915% 6/28/35	1,300,000	1,156,031
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.902% 7/25/35	1,880,977	1,856,643

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ FRN 0.412% 6/25/35	$416,680	$416,145
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.798% 10/25/28	698	732
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.622% 5/25/35	94,202	93,679
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.412% 9/25/35	1,044,078	1,026,043
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.532% 8/25/35	913,832	897,250
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.652% 3/25/35	773,484	760,031
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.552% 10/25/35	1,795,000	1,695,050
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.342% 3/25/36	49,276	49,218
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.402% 1/25/36	181,159	180,657
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.492% 3/25/36	212,399	211,160
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.512% 8/25/35	726,234	719,752

		37,806,732

Other ABS — 4.4%
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.763% 7/20/26	2,500,000	2,499,973
ARL Second LLC, Series 2014-1A, Class A1 (a) (d) 2.920% 6/15/44	1,300,000	1,299,479
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,350,000	1,349,074
Avery Point CLO Ltd., Series 2014-5A, Class A (c) 1.694% 7/17/26	2,500,000	2,500,000
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	1,340,426	1,339,621

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2013-3A, Class A FRN (a) 1.627% 10/29/25	$725,000	$725,313
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,020,273	1,056,656
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.756% 4/17/25	3,765,000	3,773,053
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	436,656	445,489
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.334% 8/18/21	1,444,364	1,440,875
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,925,000	1,934,063
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	3,169,300	3,422,600
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,066,154	1,107,474
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,220,482	3,255,231
Galaxy XII CLO Ltd., Series 2012-12A, Class A FRN (a) 1.626% 5/19/23	1,150,000	1,148,061
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	1,779,565	1,774,252
Global SC Finance II SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	1,212,500	1,226,829
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.379% 4/25/25	2,225,000	2,201,900
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	1,087,543	1,090,942
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.401% 6/02/17	2,125,000	2,157,697
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,099,521	1,112,225
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	323,938	326,973
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (a) 1.677% 10/15/22	700,000	701,142

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.686% 1/18/26	$2,025,000	$2,026,211
LCM Ltd., Series 10AR, Class AR FRN (a) 1.487% 4/15/22	3,500,000	3,500,063
LCM Ltd., Series 16A, Class A FRN (a) 1.758% 7/15/26	3,200,000	3,201,344
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.723% 7/20/26	3,200,000	3,205,110
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	1,290,753	1,314,548
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	428,464	428,548
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.652% 10/17/16	600,000	601,573
Race Point CLO Ltd., Series 2012-7A, Class A FRN (a) 1.657% 11/08/24	1,300,000	1,301,223
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.479% 2/20/25	700,000	696,393
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	1,721,802	1,728,875
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	436,678	444,244
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	954,256	979,043
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,864,977	1,990,900
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	1,625,000	1,636,908
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	605,650	633,175
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	440,000	435,498
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.552% 10/15/15	2,419,000	2,444,264
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,138,857	1,202,940

	Principal Amount	Value
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	$685,349	$688,237

		66,348,019

Student Loans ABS — 2.0%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.357% 8/25/26	330,964	329,532
Access Group, Inc., Series 2005-2, Class A3 FRN 0.408% 11/22/24	1,253,746	1,245,631
Access Group, Inc., Series 2003-A, Class A3 FRN 1.230% 7/01/38	1,112,200	1,028,715
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (a) 1.636% 3/01/42	1,200,000	984,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.652% 1/25/47	2,075,000	1,743,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	2,600,000	2,583,750
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.651% 6/15/43	2,475,000	2,415,098
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.652% 6/15/43	1,700,000	1,665,320
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.880% 6/15/43	1,000,000	913,450
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.327% 8/25/25	495,397	494,575
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.347% 11/25/26	1,534,152	1,528,718
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1.634% 1/01/44	600,000	499,123
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1.650% 1/01/44	600,000	504,960
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.952% 4/25/46	735,938	744,325
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (a) 1.651% 5/25/49	1,200,000	1,075,034
Nelnet Student Loan Trust, Series 2014-3A, Class B FRN (a) 1.652% 10/25/50	850,000	787,066

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.439% 5/28/26	$709,537	$708,401
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.397% 7/15/36	4,605,544	4,577,385
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.527% 7/15/36	697,000	651,041
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 0.301% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.301% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 0.302% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.302% 12/15/16	200,000	200,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 0.303% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 0.305% 12/15/16	100,000	100,000
SLM Student Loan Trust, Series 2007-3, Class B FRN 0.379% 1/25/28	2,600,000	2,254,971
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 0.450% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.652% 6/25/43	1,970,000	1,949,398
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.652% 6/17/30	450,000	436,846
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.357% 3/01/25	534,690	534,136

		30,954,475

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.843% 8/25/34	535,709	523,365
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	128,610	126,818
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.011% 9/25/33	34,172	30,806

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.544% 8/25/34	$98,689	$93,555
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.512% 7/25/35	216,301	213,604
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.262% 5/25/37	2,167,635	1,410,910
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.355% 8/25/34	332,598	284,053
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.402% 8/25/36	485,386	447,149
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.225% 2/25/34	48,411	45,119
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.534% 7/25/33	15,967	16,073
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	1,113	1,122
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	118,418	118,862
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.568% 3/25/34	253,704	253,928
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.523% 4/25/44	553,708	567,794

		4,133,158

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.400% 11/25/37	855,309	840,754
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.746% 6/25/32	153,155	148,783

		989,537

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $235,776,565)		238,361,980

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond 4.875% 1/22/21	$700,000	$763,000
Mexico Government International Bond 4.750% 3/08/44	3,050,000	3,111,000
Peruvian Government International Bond 6.550% 3/14/37	560,000	703,640
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,493,100
Province of Quebec Canada 7.500% 9/15/29	540,000	768,079
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,961,875
Republic of Turkey International Bond 3.250% 3/23/23	528,000	486,816
Republic of Turkey International Bond 4.875% 4/16/43	534,000	501,960
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,055,615
United Mexican States 5.125% 1/15/20	1,110,000	1,257,630
United Mexican States 6.750% 9/27/34	950,000	1,230,250

		13,332,965

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,446,970)		13,332,965

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.6%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 4290, Class CA 3.500% 12/15/38	3,528,613	3,669,385
Series 2178, Class PB 7.000% 8/15/29	480,456	549,580
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	46,365	47,669
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	430,944	483,912

		4,750,546

Pass-Through Securities — 28.3%
Federal Home Loan Mortgage Corp. Pool #Z40047 4.000% 10/01/41	640,378	679,601

	Principal Amount	Value
Pool #E84025 6.000% 6/01/16	$39,571	$41,166
Pool #G11431 6.000% 2/01/18	7,214	7,595
Pool #G11122 6.500% 5/01/16	21,452	22,208
Pool #E84450 6.500% 7/01/16	12,290	12,815
Pool #E84580 6.500% 7/01/16	11,806	12,375
Pool #E84660 6.500% 7/01/16	3,703	3,882
Pool #C00836 7.000% 7/01/29	20,588	24,058
Pool #C49314 7.000% 4/01/31	7,849	9,169
Pool #C51422 7.000% 5/01/31	3,933	4,599
Pool #C53034 7.000% 6/01/31	14,734	17,188
Pool #G01311 7.000% 9/01/31	109,620	127,800
Pool #G01317 7.000% 10/01/31	70,733	82,452
Pool #E00856 7.500% 6/01/15	2,631	2,689
Pool #G00143 7.500% 6/01/23	1,456	1,675
Pool #C55867 7.500% 2/01/30	48,954	57,703
Pool #C37986 7.500% 5/01/30	1,918	2,292
Pool #C41497 7.500% 9/01/30	197	235
Pool #C43930 7.500% 10/01/30	6,722	8,061
Pool #C43962 7.500% 10/01/30	6,012	7,169
Pool #C44509 7.500% 11/01/30	15,506	18,594
Pool #C44830 7.500% 11/01/30	28	33
Pool #C45235 7.500% 12/01/30	39,338	47,049
Pool #C46038 7.500% 12/01/30	1,148	1,371
Pool #C01116 7.500% 1/01/31	2,519	3,014
Pool #C46309 7.500% 1/01/31	591	708
Pool #C46560 7.500% 1/01/31	666	787

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C46810 7.500% 1/01/31	$717	$860
Pool #C47060 7.500% 1/01/31	1,785	2,134
Pool #C47063 7.500% 1/01/31	5,144	6,132
Pool #E00842 8.000% 3/01/15	7,909	8,037
Pool #E00843 8.000% 4/01/15	1,666	1,697
Pool #E00852 8.000% 5/01/15	3,539	3,624
Pool #E80782 8.000% 7/01/15	280	288
Pool #E80998 8.000% 7/01/15	2,298	2,365
Pool #E81091 8.000% 7/01/15	4,582	4,715
Pool #E81151 8.000% 8/01/15	5,693	5,858
Pool #555481 8.250% 5/01/17	7,161	7,740
Pool #G00653 8.500% 11/01/25	30,459	36,307
Pool #554904 9.000% 3/01/17	106	114
Federal National Mortgage Association Pool #775539 2.117% 5/01/34 FRN	437,654	462,104
Pool #725692 2.269% 10/01/33 FRN	656,527	692,824
Pool #888586 2.342% 10/01/34 FRN	1,228,347	1,300,112
Pool #AB8756 3.000% 3/01/43	5,937,978	5,843,574
Pool #AT0976 3.000% 4/01/43	5,573,687	5,485,075
Pool #AT2911 3.000% 4/01/43	6,818,451	6,710,048
Pool #890564 3.000% 6/01/43	5,033,617	4,997,634
Pool #AO8629 3.500% 7/01/42	7,246,678	7,468,609
Pool #AP6609 3.500% 9/01/42	3,547,405	3,656,045
Pool #AR8708 3.500% 4/01/43	1,847,152	1,889,001
Pool #AT0998 3.500% 4/01/43	9,225,083	9,434,089
Pool #AT4050 3.500% 5/01/43	2,443,619	2,498,982
Pool #MA1463 3.500% 6/01/43	6,028,906	6,165,499

	Principal Amount	Value
Pool #675713 5.000% 3/01/18	$9,186	$9,704
Pool #545636 6.500% 5/01/17	55,240	58,104
Pool #524355 7.000% 12/01/29	140	164
Pool #254379 7.000% 7/01/32	72,259	84,413
Pool #252717 7.500% 9/01/29	4,382	5,213
Pool #535996 7.500% 6/01/31	16,059	19,170
Pool #254009 7.500% 10/01/31	44,948	53,547
Pool #253394 8.000% 7/01/20	18,943	21,284
Pool #323992 8.000% 11/01/29	3,148	3,782
Pool #525725 8.000% 2/01/30	5,804	6,921
Pool #253266 8.000% 5/01/30	6,904	8,340
Pool #537433 8.000% 5/01/30	4,214	5,102
Pool #253347 8.000% 6/01/30	9,750	11,786
Pool #544976 8.000% 7/01/30	907	1,097
Pool #535428 8.000% 8/01/30	10,350	12,496
Pool #543290 8.000% 9/01/30	63	77
Pool #547786 8.000% 9/01/30	2,639	3,155
Pool #550767 8.000% 9/01/30	7,595	9,154
Pool #553061 8.000% 9/01/30	14,045	16,896
Pool #253481 8.000% 10/01/30	9,054	10,950
Pool #535533 8.000% 10/01/30	9,021	10,894
Pool #560741 8.000% 11/01/30	3,058	3,708
Pool #253644 8.000% 2/01/31	4,979	6,024
Pool #581170 8.000% 5/01/31	1,642	1,974
Pool #583916 8.000% 5/01/31	5,099	6,194
Pool #593848 8.000% 7/01/31	1,036	1,258

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #190317 8.000% 8/01/31	$52,303	$63,147
Pool #545240 8.000% 9/01/31	5,756	6,961
Pool #541202 8.500% 8/01/26	71,579	84,008
Federal National Mortgage Association TBA Pool #515 3.000% 9/01/42 (c)	60,906,000	60,173,228
Pool #2409 3.500% 8/01/26 (c)	21,500,000	22,784,960
Pool #1127 3.500% 11/01/42 (c)	300,000	308,859
Pool #6447 4.000% 12/01/41 (c)	25,775,000	27,357,745
Pool #15801 4.500% 2/01/40 (c)	42,350,000	45,870,344
Government National Mortgage Association Pool #783896 3.500% 5/15/44	7,105,000	7,397,803
Pool #404246 6.500% 8/15/28	467	539
Pool #781038 6.500% 5/15/29	111,701	129,214
Pool #781468 6.500% 7/15/32	7,514	8,728
Pool #781496 6.500% 9/15/32	38,075	44,271
Pool #363066 7.000% 8/15/23	8,095	9,267
Pool #352049 7.000% 10/15/23	3,940	4,498
Pool #354674 7.000% 10/15/23	6,968	7,945
Pool #358555 7.000% 10/15/23	5,269	6,020
Pool #345964 7.000% 11/15/23	4,318	4,927
Pool #380866 7.000% 3/15/24	1,369	1,564
Pool #781124 7.000% 12/15/29	12,710	14,958
Pool #781319 7.000% 7/15/31	256,366	303,324
Pool #565982 7.000% 7/15/32	16,129	19,177
Pool #581417 7.000% 7/15/32	77,868	92,424
Pool #588012 7.000% 7/15/32	20,674	24,564

	Principal Amount	Value
Pool #591581 7.000% 8/15/32	$11,167	$13,278
Pool #190766 7.500% 1/15/17	10,055	10,709
Pool #187548 7.500% 4/15/17	3,932	4,225
Pool #203940 7.500% 4/15/17	18,616	19,900
Pool #181168 7.500% 5/15/17	3,580	3,847
Pool #201622 7.500% 5/15/17	12,690	13,637
Pool #192796 7.500% 6/15/17	2,849	3,067
Pool #357262 7.500% 9/15/23	3,873	4,485
Pool #441009 8.000% 11/15/26	1,193	1,423
Pool #522777 8.000% 12/15/29	6,602	7,987
Pool #434719 8.000% 2/15/30	104	126
Pool #523043 8.000% 3/15/30	343	415
Pool #529134 8.000% 3/15/30	1,930	2,345
Pool #477036 8.000% 4/15/30	775	942
Pool #503157 8.000% 4/15/30	27,987	33,667
Pool #528714 8.000% 4/15/30	2,033	2,471
Pool #544640 8.000% 11/15/30	34,785	42,345
Pool #531298 8.500% 8/15/30	2,102	2,586
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	2,067,362	2,142,171
Pool #82462 3.500% 1/20/40 FRN	1,789,714	1,890,128
Government National Mortgage Association TBA Pool #24 3.000% 4/01/42 (c)	25,625,000	25,865,234
Pool #466 3.000% 10/01/42 (c)	14,875,000	14,986,562
Pool # 3143 3.500% 1/01/42 (c)	28,725,000	29,869,513
Pool # 1767 4.000% 8/01/42 (c)	98,400,000	105,334,130

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1207 4.500% 11/01/40 (c)	$21,850,000	$23,864,297

		427,089,127

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $431,068,981)		431,839,673

U.S. TREASURY OBLIGATIONS — 9.1%
U.S. Treasury Bonds & Notes — 9.1%
U.S. Treasury Bond 2.750% 8/15/42	28,790,000	25,746,865
U.S. Treasury Bond 2.875% 5/15/43	9,745,000	8,905,765
U.S. Treasury Bond 3.375% 5/15/44	4,500,000	4,530,322
U.S. Treasury Bond 4.500% 2/15/36	400,000	485,731
U.S. Treasury Inflation Index 0.375% 7/15/23	14,769,700	15,055,863
U.S. Treasury Note 0.875% 4/30/17	3,000,000	3,005,361
U.S. Treasury Note 1.625% 4/30/19 (e)(f)	36,500,000	36,569,507
U.S. Treasury Note 2.500% 8/15/23	42,635,000	42,888,977

		137,188,391

TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,476,451)		137,188,391

TOTAL BONDS & NOTES (Cost $1,473,896,269)		1,519,145,074

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial — 0.2%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 3.03 (OTC - Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	121,765,000	3,069,254

TOTAL PURCHASED OPTIONS (Cost $2,538,800)		3,069,254

TOTAL LONG-TERM INVESTMENTS (Cost $1,479,685,069)		1,525,481,228

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 24.3%
Commercial Paper — 24.3%
Agrium, Inc. 0.350% 9/25/14	$12,000,000	$11,989,967
Ameren Corp. 0.264% 7/17/14	10,000,000	9,998,844
BAT International Finance PLC (a) 0.310% 7/09/14	7,750,000	7,749,466
Bell Canada (a) 0.250% 7/10/14	13,000,000	12,999,188
Cameron International Corp. (a) 0.010% 7/22/14	5,000,000	4,999,183
Centrica Plc (a) 0.480% 9/02/14	7,500,000	7,493,700
COX Enterprises, Inc. (a) 0.260% 7/08/14	9,063,000	9,062,542
Daimler Finance North America LLC (a) 0.600% 3/10/15	10,000,000	9,958,000
Duke Energy Corp. (a) 0.350% 9/03/14	7,500,000	7,495,333
Ecolab, Inc. (a) 0.280% 8/25/14	10,350,000	10,345,573
ERAC USA Finance LLC (a) 0.320% 8/12/14	5,000,000	4,998,133
ERAC USA Finance LLC (a) 0.320% 9/02/14	8,500,000	8,495,240
ERAC USA Finance LLC (a) 0.330% 9/18/14	4,200,000	4,196,959
ERAC USA Finance LLC (a) 0.335% 7/14/14	9,915,000	9,913,819
Experian Finance PLC (a) 0.330% 9/15/14	3,650,000	3,647,457
Experian Finance PLC (a) 0.335% 8/04/14	7,400,000	7,397,694
FMC Technologies, Inc (a) 0.280% 8/12/14	9,591,000	9,587,867
Hewlett-Packard Co. (a) 0.260% 7/03/14	10,000,000	9,999,856
Holcim US Finance SARL & Cie (a) 0.370% 8/13/14	3,000,000	2,998,674
Holcim US Finance SARL & Cie (a) 0.380% 8/13/14	7,500,000	7,496,596
Holcim US Finance SARL & Cie (a) 0.380% 8/28/14	4,350,000	4,347,337
Marriott International, Inc. (a) 0.300% 8/05/14	4,000,000	3,998,833
National Grid USA (a) 0.290% 8/22/14	2,000,000	1,999,162
Noble Corp. (a) 0.270% 7/17/14	4,800,000	4,799,424
Noble Corp. (a) 0.310% 7/21/14	11,500,000	11,498,019

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Noble Corp. (a) 0.340% 7/14/14	$7,450,000	$7,449,085
Noble Corp. (a) 0.345% 7/01/14	7,500,000	7,500,000
Pall Corp. (a) 0.250% 7/07/14	4,000,000	3,999,833
Pall Corp. (a) 0.254% 7/15/14	15,000,000	14,998,542
Pearson Holdings, Inc. (a) 0.280% 7/11/14	20,000,000	19,998,444
Pearson Holdings, Inc. (a) 0.300% 7/21/14	12,500,000	12,497,917
Pentair Finance (a) 0.280% 7/29/14	15,000,000	14,996,733
Rockwell Collins, Inc. (a) 0.270% 7/28/14	14,500,000	14,497,064
Rockwell Collins, Inc. (a) 0.300% 8/12/14	4,500,000	4,498,425
Rockwell Collins, Inc. (a) 0.304% 9/03/14	7,500,000	7,496,000
Sempra Energy Holding (a) 0.400% 8/01/14	3,000,000	2,998,967
Sempra Energy Holding (a) 0.417% 8/04/14	6,500,000	6,497,483
Sempra Energy Holdings (a) 0.611% 12/09/14	5,000,000	4,986,583
Sempra Energy Holdings (a) 0.715% 3/06/15	5,000,000	4,975,889
Time Warner Cable, Inc. (a) 0.290% 8/18/14	7,000,000	6,997,293
Time Warner Cable, Inc. (a) 0.294% 8/11/14	6,400,000	6,397,886
TransCanada PipeLines Ltd. (a) 0.280% 8/05/14	5,000,000	4,998,639
Vodafone Group PLC (a) 0.550% 4/08/15	10,000,000	9,957,069
WPP CP LLC (a) 0.415% 9/17/14	12,500,000	12,488,760
Xcel Energy, Inc. (a) 0.406% 7/14/14	5,000,000	4,999,278
Xcel Energy, Inc. (a) 0.499% 10/10/14	7,500,000	7,489,690

		368,186,446

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	563,335	563,335

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $368,749,781)	$368,749,781

TOTAL INVESTMENTS — 125.3% (Cost $1,848,434,850) (g)	1,894,231,009

Other Assets/(Liabilities) — (25.3)%	(382,628,738)

NET ASSETS — 100.0%	$1,511,602,271

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $575,071,836 or 38.04% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2014, these securities amounted to a value of $76,263 or 0.01% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $1,299,479 or 0.09% of net assets.
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$82,044

TOTAL COMMON STOCK (Cost $165,688)		82,044

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	10,000	251,300

TOTAL PREFERRED STOCK (Cost $250,000)		251,300

TOTAL EQUITIES (Cost $415,688)		333,344

	Principal Amount
BONDS & NOTES — 98.6%

CORPORATE DEBT — 42.6%
Advertising — 0.4%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	154,316
WPP Finance 2010 5.625% 11/15/43	225,000	245,789

		400,105

Aerospace & Defense — 0.8%
AAR Corp. 7.250% 1/15/22	190,000	208,050
Alliant Techsystems, Inc. (c) 5.250% 10/01/21	435,000	449,138
BE Aerospace, Inc. 6.875% 10/01/20	125,000	135,781
United Technologies Corp. 6.125% 7/15/38	105,000	134,841

		927,810

Agriculture — 0.2%
Altria Group, Inc. 2.850% 8/09/22	110,000	105,852
Altria Group, Inc. 4.250% 8/09/42	50,000	46,584
Bunge Ltd. Finance Corp. 3.200% 6/15/17	65,000	67,771

		220,207

	Principal Amount	Value
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	$60,000	$60,825

Auto Manufacturers — 0.3%
Ford Motor Co. 6.500% 8/01/18	100,000	116,438
Hyundai Capital America (c) 1.450% 2/06/17	145,000	145,546
Hyundai Capital America (c) 2.550% 2/06/19	80,000	80,640

		342,624

Automotive & Parts — 0.9%
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	319,200
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	9,563
Meritor, Inc. 6.750% 6/15/21	185,000	198,986
Meritor, Inc., Convertible (c) 7.875% 3/01/26	115,000	185,078
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	73,000	77,730
TRW Automotive, Inc. (c) 4.450% 12/01/23	85,000	87,125
TRW Automotive, Inc. (c) 7.250% 3/15/17	100,000	113,750

		991,432

Banks — 2.5%
Bank of America Corp. 3.625% 3/17/16	165,000	172,343
Bank of America Corp. 4.000% 4/01/24	165,000	168,388
Bank of America Corp. 5.650% 5/01/18	30,000	34,006
Bank of America Corp. 5.875% 2/07/42	55,000	65,317
Bank of America Corp. 6.000% 9/01/17	115,000	129,920
Credit Suisse AG 5.400% 1/14/20	130,000	146,081
Deutsche Bank AG 1.400% 2/13/17	105,000	105,534
First Horizon National Corp. 5.375% 12/15/15	274,000	289,854
FirstMerit Corp. 4.350% 2/04/23	35,000	36,460
HSBC Holdings PLC 6.500% 9/15/37	125,000	154,132
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	289,598

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. (c) 5.500% 3/25/15	$475,000	$487,801
KFW 2.125% 1/17/23	270,000	261,301
PNC Funding Corp. 4.375% 8/11/20	105,000	114,595
SVB Financial Group 5.375% 9/15/20	35,000	39,608
Valley National Bancorp 5.125% 9/27/23	85,000	89,519
Wells Fargo & Co. 4.480% 1/16/24	145,000	153,585
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,819

		2,765,861

Beverages — 0.0%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	33,344

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	175,000	187,781

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	95,000	116,791

Chemicals — 1.9%
Ashland, Inc. 3.875% 4/15/18	210,000	216,037
CF Industries, Inc. 3.450% 6/01/23	28,000	27,753
CF Industries, Inc. 5.375% 3/15/44	90,000	96,502
Cytec Industries, Inc. 3.500% 4/01/23	30,000	29,486
Cytec Industries, Inc. 8.950% 7/01/17	175,000	211,536
The Dow Chemical Co. 8.550% 5/15/19	100,000	128,527
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	131,156
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	56,671
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	493,430
Methanex Corp. 5.250% 3/01/22	40,000	44,225
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375% 3/01/18	50,000	50,500
RPM International, Inc. 6.125% 10/15/19	50,000	57,557

	Principal Amount	Value
RPM International, Inc. 6.500% 2/15/18	$75,000	$85,822
Tronox Finance LLC 6.375% 8/15/20	340,000	351,050
Valspar Corp. 7.250% 6/15/19	150,000	179,290

		2,159,542

Commercial Services — 0.3%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	67,000	69,177
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,821
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	74,234
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	65,518
The Western Union Co. 5.930% 10/01/16	80,000	87,816

		322,566

Computers — 0.6%
Apple, Inc. 2.400% 5/03/23	105,000	99,192
Apple, Inc. 3.850% 5/04/43	50,000	45,992
EMC Corp. 3.375% 6/01/23	135,000	136,612
Hewlett-Packard Co. 2.125% 9/13/15	90,000	91,586
Hewlett-Packard Co. 2.200% 12/01/15	125,000	127,679
SanDisk Corp. (c) 0.500% 10/15/20	143,000	179,912

		680,973

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 6.500% 3/01/19	55,000	61,626

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	46,525
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	47,032

		93,557

Diversified Financial — 3.9%
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	253,483
Air Lease Corp. 3.375% 1/15/19	175,000	180,031
Air Lease Corp. 3.875% 4/01/21	125,000	127,500
Air Lease Corp. 5.625% 4/01/17	40,000	43,850

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Express Co. VRN 6.800% 9/01/66	$5,000	$5,500
Citigroup, Inc. 5.875% 5/29/37	60,000	70,762
Citigroup, Inc. 5.875% 1/30/42	75,000	89,724
Citigroup, Inc. 8.500% 5/22/19	76,000	97,143
Eaton Vance Corp. 3.625% 6/15/23	43,000	43,821
Eaton Vance Corp. 6.500% 10/02/17	25,000	28,722
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	208,650
Ford Motor Credit Co. LLC 12.000% 5/15/15	150,000	164,794
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	131,349
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	42,697
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	45,696
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	48,121
Guanay Finance Ltd. (c) 6.000% 12/15/20	250,000	263,247
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,725
Hyundai Capital America (c) 2.875% 8/09/18	60,000	61,736
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	131,779
International Lease Finance Corp. 5.875% 4/01/19	200,000	220,000
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	594,270
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	157,011
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	191,754
Lazard Group LLC 4.250% 11/14/20	215,000	225,254
Lazard Group LLC 6.850% 6/15/17	135,000	153,161
Legg Mason, Inc. 5.625% 1/15/44	125,000	135,871
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	171,715
Morgan Stanley 3.800% 4/29/16	200,000	209,985
Morgan Stanley 4.000% 7/24/15	150,000	155,354

	Principal Amount	Value
Morgan Stanley 5.750% 1/25/21	$60,000	$69,697

		4,403,402

Electric — 1.8%
Berkshire Hathaway Energy 5.950% 5/15/37	120,000	146,447
Elwood Energy LLC 8.159% 7/05/26	283,295	320,123
Florida Power & Light Co. 4.950% 6/01/35	65,000	73,397
Georgia Power Co. 4.300% 3/15/42	63,000	63,203
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	267,746
Metropolitan Edison Co. (c) 4.000% 4/15/25	105,000	105,947
National Fuel Gas Co. 3.750% 3/01/23	55,000	54,332
NiSource Finance Corp. 4.800% 2/15/44	90,000	90,990
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	192,956
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	150,314
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	96,867
Southern California Edison Co. 5.950% 2/01/38	60,000	75,828
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	20,432	20,432
Transelec SA (c) 4.625% 7/26/23	75,000	76,967
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	52,724	56,764
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	229,413

		2,021,726

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	10,000	10,288
Legrand France SA 8.500% 2/15/25	250,000	347,422

		357,710

Electronics — 0.4%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	73,974
Amphenol Corp. 2.550% 1/30/19	100,000	101,406
Avnet, Inc. 4.875% 12/01/22	67,000	71,317

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Jabil Circuit, Inc. 8.250% 3/15/18	$45,000	$53,550
PerkinElmer, Inc. 5.000% 11/15/21	125,000	135,118

		435,365

Engineering & Construction — 0.5%
Odebrecht Offshore Drilling Finance Ltd. (c) 6.625% 10/01/23	494,450	526,589
Zachry Holdings, Inc. (c) 7.500% 2/01/20	79,000	84,728

		611,317

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	275,000	304,773
ConAgra Foods, Inc. 6.625% 8/15/39	30,000	37,531
Delhaize Group 6.500% 6/15/17	90,000	101,486
Tyson Foods, Inc. 4.500% 6/15/22	150,000	157,303
Tyson Foods, Inc. 6.600% 4/01/16	95,000	104,060
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,550

		740,703

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	206,711
International Paper Co. 4.750% 2/15/22	75,000	82,700
International Paper Co. 9.375% 5/15/19	110,000	145,654
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	100,331

		535,396

Health Care – Products — 0.2%
Boston Scientific Corp. 7.375% 1/15/40	120,000	165,648
Teleflex, Inc. 6.875% 6/01/19	90,000	95,175

		260,823

Health Care – Services — 0.5%
HCA Holdings, Inc. 7.750% 5/15/21	140,000	153,475
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	65,587
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	79,629
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	101,550

	Principal Amount	Value
WellPoint, Inc., Convertible 2.750% 10/15/42	$100,000	$153,188

		553,429

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	50,000	50,493
Whirlpool Corp. 5.150% 3/01/43	20,000	21,278

		71,771

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	30,000	28,877
Jarden Corp. (c) 1.125% 3/15/34	35,000	35,744
Jarden Corp. 1.500% 6/15/19	10,000	12,081

		76,702

Housewares — 0.2%
Toro Co. 7.800% 6/15/27	170,000	215,421

Insurance — 2.3%
Aflac, Inc. 3.625% 6/15/23	104,000	106,146
The Allstate Corp. 5.550% 5/09/35	50,000	59,470
The Allstate Corp. VRN 5.750% 8/15/53	140,000	150,368
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	86,560
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	45,388
The Chubb Corp. VRN 6.375% 3/29/67	99,000	110,014
CNA Financial Corp. 3.950% 5/15/24	85,000	87,707
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	105,433
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	44,568
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	176,648
MetLife Capital Trust IV (c) 7.875% 12/15/67	150,000	186,375
The Progressive Corp. VRN 6.700% 6/15/67	155,000	172,437
Prudential Financial, Inc. VRN 5.200% 3/15/44	135,000	137,700
Prudential Financial, Inc. VRN 5.625% 6/15/43	110,000	117,665
Prudential Financial, Inc. 6.200% 11/15/40	125,000	156,485

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. VRN 8.875% 6/15/68	$115,000	$141,024
QBE Capital Funding III Ltd. VRN (c) 7.250% 5/24/41	200,000	215,500
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	101,917
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	104,768
Reinsurance Group of America, Inc. 6.450% 11/15/19	90,000	106,269
Voya Financial, Inc. 5.500% 7/15/22	100,000	114,532
Willis Group Holdings PLC 4.125% 3/15/16	20,000	20,912
Willis North America, Inc. 7.000% 9/29/19	43,000	50,464

		2,598,350

Internet — 0.5%
Baidu, Inc. 2.250% 11/28/17	200,000	202,248
Expedia, Inc. 7.456% 8/15/18	320,000	379,498

		581,746

Iron & Steel — 1.2%
AK Steel Corp., Convertible 5.000% 11/15/19	96,000	159,540
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	130,265
ArcelorMittal 9.500% 2/15/15	425,000	445,719
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	88,988
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	66,310
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	429,126

		1,319,948

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,289

Lodging — 0.2%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	38,991
Marriott International, Inc. 3.375% 10/15/20	95,000	98,497
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	62,321
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,220

		202,029

	Principal Amount	Value
Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. 8.500% 11/01/20	$175,000	$195,125
Roper Industries, Inc. 3.125% 11/15/22	100,000	97,681
Xylem, Inc. 3.550% 9/20/16	200,000	210,702
Xylem, Inc. 4.875% 10/01/21	100,000	108,753

		612,261

Manufacturing — 0.4%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	84,900
Harsco Corp 2.700% 10/15/15	257,000	259,249
Textron, Inc. 4.300% 3/01/24	120,000	124,264

		468,413

Media — 0.8%
21st Century Fox America Co. 6.900% 8/15/39	125,000	163,511
CBS Corp. 7.875% 7/30/30	100,000	134,378
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	210,000
Globo Comunicacao e Participacoes SA (c) 6.250% 7/29/49	150,000	156,937
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	275,000

		939,826

Metal Fabricate & Hardware — 0.7%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	263,825
Mueller Water Products, Inc. 8.750% 9/01/20	196,000	217,805
The Timken Co. 6.000% 9/15/14	275,000	277,816

		759,446

Mining — 0.9%
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	100,537
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	268,125
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	45,000	45,671
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	70,000	72,624
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	195,495
Vale Overseas Ltd. 6.250% 1/23/17	215,000	240,585

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 6.875% 11/10/39	$85,000	$94,397

		1,017,434

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	130,000	134,465
Pitney Bowes, Inc. 4.750% 1/15/16	50,000	52,911
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,726
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	15,706

		213,808

Oil & Gas — 4.8%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	687,750
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	77,100
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	835,575
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	65,000	68,575
Ecopetrol SA 4.250% 9/18/18	15,000	16,050
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	88,245
Linn Energy LLC/Linn Energy Finance Corp. 8.625% 4/15/20	130,000	140,400
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	159,000
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	604,950
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	59,670
Petrobras Global Finance BV 3.000% 1/15/19	40,000	39,266
Petrobras Global Finance BV 3.250% 3/17/17	355,000	363,978
Petrobras International Finance Co. 3.875% 1/27/16	220,000	226,831
Petrobras International Finance Co. 6.750% 1/27/41	115,000	118,450
Petroleos Mexicanos (c) 3.125% 1/23/19	25,000	25,862
Petroleos Mexicanos 5.500% 1/21/21	375,000	420,937
Petroleos Mexicanos (c) 6.375% 1/23/45	35,000	40,644

	Principal Amount	Value
Phillips 66 4.300% 4/01/22	$75,000	$81,173
Phillips 66 5.875% 5/01/42	75,000	89,856
Precision Drilling Corp. 6.625% 11/15/20	85,000	90,950
Rowan Cos., Inc. 4.875% 6/01/22	175,000	187,453
Rowan Cos., Inc. 5.000% 9/01/17	210,000	227,769
Shell International Finance BV 5.500% 3/25/40	110,000	131,774
SM Energy Co. 6.625% 2/15/19	100,000	106,000
Talisman Energy, Inc. 5.500% 5/15/42	100,000	108,424
Transocean, Inc. 4.950% 11/15/15	190,000	200,329
Venoco, Inc. 8.875% 2/15/19	131,000	127,397

		5,324,408

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	75,000	90,703
Weatherford International Ltd. 4.500% 4/15/22	100,000	106,325
Weatherford International Ltd. 5.950% 4/15/42	75,000	85,057
Weatherford International Ltd. 6.000% 3/15/18	25,000	28,446

		310,531

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	39,607
Sonoco Products Co. 4.375% 11/01/21	100,000	105,341

		144,948

Pharmaceuticals — 1.3%
AbbVie, Inc. 4.400% 11/06/42	50,000	48,540
McKesson Corp. 1.292% 3/10/17	40,000	40,106
McKesson Corp. 2.284% 3/15/19	45,000	45,158
McKesson Corp. 3.796% 3/15/24	75,000	76,675
McKesson Corp. 4.883% 3/15/44	70,000	73,511
Mylan, Inc. (c) 7.875% 7/15/20	250,000	276,715
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	104,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	$135,000	$141,244
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	212,500
Warner Chilcott Co. LLC 7.750% 9/15/18	350,000	367,951
Zoetis, Inc. 3.250% 2/01/23	35,000	34,622

		1,421,272

Pipelines — 1.1%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	192,254
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	183,321
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	15,186
Enable Oklahoma Intrastate Transmission LLC (c) 6.875% 7/15/14	305,000	305,541
Energy Transfer Equity LP 7.500% 10/15/20	100,000	115,500
Enterprise Products Operating LP 5.950% 2/01/41	135,000	160,690
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	99,832
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	18,493
ONEOK Partners LP 6.125% 2/01/41	100,000	118,095
The Williams Cos., Inc. 3.700% 1/15/23	45,000	43,287

		1,252,199

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	243,666

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp. 3.400% 2/15/19	80,000	83,692
ARC Properties Operating Partnership LP/Clark Acquisition LLC (c) 2.000% 2/06/17	105,000	105,253
ARC Properties Operating Partnership LP/Clark Acquisition LLC (c) 3.000% 2/06/19	50,000	50,189
ARC Properties Operating Partnership LP/Clark Acquisition LLC (c) 4.600% 2/06/24	65,000	66,659
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	326,727
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	61,814

	Principal Amount	Value
DDR Corp. 4.750% 4/15/18	$275,000	$299,291
DDR Corp. 9.625% 3/15/16	95,000	108,701
Duke Realty LP 8.250% 8/15/19	125,000	157,210
Federal Realty Investment Trust 5.900% 4/01/20	25,000	29,290
HCP, Inc. 2.625% 2/01/20	95,000	95,049
Highwoods Realty LP 7.500% 4/15/18	110,000	129,921
Liberty Property LP 3.375% 6/15/23	50,000	48,526
ProLogis LP 2.750% 2/15/19	35,000	35,660
ProLogis LP 3.350% 2/01/21	165,000	167,406

		1,765,388

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	25,000	31,129
CVS Pass-Through Trust (c) 5.926% 1/10/34	235,614	269,197
CVS Pass-Through Trust (c) 7.507% 1/10/32	18,120	22,622
The Home Depot, Inc. 5.950% 4/01/41	100,000	125,328
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	46,970
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	246,082
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	248,126

		989,454

Savings & Loans — 0.5%
Education Loan Co. Trust I (c) 0.008% 8/01/41	200,000	178,068
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	161,456
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	113,710
Glencore Funding LLC (c) 3.125% 4/29/19	65,000	66,287
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	123

		519,644

Semiconductors — 1.0%
Intel Corp. 3.250% 8/01/39	90,000	138,825
Intel Corp., Convertible 2.950% 12/15/35	125,000	155,391

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Micron Technology, Inc., Convertible 3.125% 5/01/32	$225,000	$757,687
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	110,275

		1,162,178

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	47,105
CA, Inc. 2.875% 8/15/18	50,000	51,154
CA, Inc. 5.375% 12/01/19	105,000	118,045
Citrix Systems, Inc. (c) 0.500% 4/15/19	160,000	169,400
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	131,412
Oracle Corp. 2.500% 10/15/22	90,000	86,105

		603,221

Storage & Warehousing — 0.5%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (c) 6.500% 4/01/19	600,000	576,000

Telecommunications — 2.1%
AT&T, Inc. 6.550% 2/15/39	175,000	216,898
Embarq Corp. 7.082% 6/01/16	210,000	233,661
Embarq Corp. 7.995% 6/01/36	45,000	49,163
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	87,076
Sprint Capital Corp. 6.900% 5/01/19	100,000	110,250
Sprint Communications, Inc. 11.500% 11/15/21	200,000	270,000
T-Mobile USA, Inc. 6.836% 4/28/23	50,000	54,437
Telecom Italia Capital 6.000% 9/30/34	80,000	80,200
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	233,867
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	287,924
Verizon Communications, Inc. 2.500% 9/15/16	50,000	51,537
Verizon Communications, Inc. 3.650% 9/14/18	60,000	64,169
Verizon Communications, Inc. 5.150% 9/15/23	95,000	106,314
Verizon Communications, Inc. 6.550% 9/15/43	140,000	176,182

	Principal Amount	Value
WCP Wireless Site Funding (c) 4.141% 11/15/40	$110,463	$113,270
Windstream Corp. 7.750% 10/01/21	190,000	207,575

		2,342,523

Transportation — 1.6%
Asciano Finance (c) 3.125% 9/23/15	70,000	71,440
Asciano Finance (c) 4.625% 9/23/20	45,000	48,042
Asciano Finance (c) 5.000% 4/07/18	345,000	375,661
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	203,667
CHC Helicopter SA 9.250% 10/15/20	720,000	784,800
CHC Helicopter SA 9.375% 6/01/21	105,000	112,087
Con-way, Inc. 7.250% 1/15/18	30,000	34,982
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	148,910
Ryder System, Inc. 2.550% 6/01/19	30,000	30,369

		1,809,958

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	90,000	94,292
GATX Corp. 4.750% 5/15/15	115,000	119,124
GATX Corp. 4.750% 6/15/22	125,000	134,806
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	246,702
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	145,267

		740,191

TOTAL CORPORATE DEBT (Cost $45,215,502)		47,617,940

MUNICIPAL OBLIGATIONS — 0.6%
State of California 5.950% 4/01/16	225,000	245,608
State of California BAB 7.550% 4/01/39	125,000	187,915
State of California BAB 7.600% 11/01/40	150,000	226,783

		660,306

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,836)		660,306

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.1%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	$213,623	$227,881

Automobile ABS — 0.3%
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (c) 1.450% 4/16/18	160,453	161,078
CarNow Auto Receivables Trust, Series 2013-1A, Class A (c) 1.160% 10/16/17	37,698	37,695
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	117,789	117,558
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (c) 1.290% 10/16/17	51,451	51,548

		367,879

Commercial MBS — 5.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.015% 2/10/51	95,000	106,312
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.461% 2/10/51	100,000	114,119
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	190,000	204,872
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	706,631
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	172,539
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	110,000	122,426
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	200,000	224,391
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	115,000	129,725
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	160,120

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	$100,000	$105,507
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	110,000	118,221
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	105,701
DBRR Trust, Series 2013-EZ3, Class A VRN (c) 1.636% 12/18/49	135,895	136,914
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.015% 7/10/38	105,000	113,719
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	329,145
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	258,922
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	140,000	150,751
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	115,000	128,623
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	119,016
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	69,030	69,689
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.647% 3/12/44	125,000	133,148
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	102,331	101,307
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	100,000	104,814
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	116,884
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	347,784
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	159,577

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.505% 12/15/44	$185,000	$195,084
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	578,362
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	110,000	120,837
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.140% 2/15/51	100,000	109,507
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.140% 2/15/51	100,000	111,651
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	111,983	112,028
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	116,555
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 5.040% 8/15/45	100,000	107,617
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.823% 11/15/44	170,000	191,346
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.823% 11/15/44	115,000	127,603

		6,311,447

Home Equity ABS — 2.6%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.875% 1/25/35	196,185	184,400
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.857% 4/25/35	212,284	204,881
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (c) 0.352% 11/25/45	123,929	116,869
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A FRN 0.302% 8/25/36	207,008	197,700
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.797% 8/25/35	36,769	36,180
Conseco Finance Corp., Series 2002-A, Class M1 FRN 2.002% 4/15/32	93,570	91,824
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.612% 9/25/34	54,573	54,230

	Principal Amount	Value
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.052% 2/25/35	$193,391	$175,604
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.602% 7/25/35	163,871	157,063
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.392% 1/25/36	117,548	113,812
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.947% 2/25/35	299,366	284,989
MASTR Asset Backed Securities Trust, Series 2005, Class M1 FRN 0.872% 12/25/34	99,504	95,778
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.872% 3/25/35	120,000	110,781
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.857% 4/25/36	179,620	172,802
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.885% 6/28/35	102,129	100,334
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.915% 6/28/35	220,000	195,636
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.902% 7/25/35	100,128	98,833
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.799% 10/25/28	32	33
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS FRN 0.652% 7/25/35	105,000	101,441
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.412% 9/25/35	63,674	62,574
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3 FRN 0.432% 5/25/36	174,120	165,122
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (c) 0.432% 1/25/37	131,323	130,903

		2,851,789

Other ABS — 3.9%
ARL First LLC, Series 2012-1A, Class A1 FRN (c) 1.902% 12/15/42	167,702	171,791

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	$120,000	$119,876
Avery Point CLO Ltd., Series 2014-5A, Class A (e) 1.694% 7/17/26	250,000	250,000
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (c) 1.756% 4/17/25	265,000	265,567
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	93,219	95,104
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	162,109	162,651
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	236,731	255,652
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	224,241	226,661
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.401% 6/02/17	250,000	253,847
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	194,500	196,748
Icon Brands Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	91,250	92,105
Icon Brands Holdings LLC, Series 2013-1A, Class A (c) 4.352% 1/25/43	75,276	76,086
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (c) 1.677% 10/15/22	250,000	250,408
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (c) 1.686% 1/18/26	250,000	250,150
LCM Ltd., Series 16A, Class A FRN (c) 1.758% 7/15/26	250,000	250,105
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (c) 1.723% 7/20/26	250,000	250,399
Miramax LLC, Series 2011-1A, Class B (c) 10.000% 10/20/21	91,667	95,967
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	153,655	155,056
Race Point CLO Ltd., Series 2012-7A, Class A FRN (c) 1.657% 11/08/24	100,000	100,094

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (c) 1.479% 2/20/25	$250,000	$248,712
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	30,644	31,175
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	178,833	190,908
Springleaf Funding Trust, Series 2013-AA, Class A (c) 2.580% 9/15/21	180,000	181,319
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (c) 2.552% 10/15/15	120,000	121,253
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	65,078	68,739

		4,360,373

Student Loans ABS — 1.7%
Access Group, Inc., Series 2003-A, Class A3 FRN 1.230% 7/01/38	71,755	66,369
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (c) 1.636% 3/01/42	100,000	82,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.651% 6/15/43	100,000	99,375
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.651% 6/15/43	150,000	146,370
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.652% 6/15/43	200,000	195,920
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.880% 6/15/43	50,000	45,672
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.528% 10/28/41	76,552	76,316
KeyCorp Student Loan Trust, Series 2004-A, Class 2B FRN 0.758% 1/27/42	100,000	96,139
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS FRN 0.947% 11/25/36	100,000	91,144
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.342% 2/25/28	29,544	29,405
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.392% 7/25/28	77,108	76,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.493% 6/25/27	$230,430	$228,274
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3 FRN 3.651% 12/26/25	75,000	72,042
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.483% 6/25/41	102,742	92,866
Nelnet Student Loan Trust, Series 2014-5A, Class B FRN (c) 1.651% 5/25/49	100,000	89,586
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (c) 1.652% 6/25/41	100,000	91,647
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (c) 1.652% 10/25/47	140,000	130,239
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.652% 6/25/43	110,000	108,850
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.652% 6/17/30	50,000	48,538

		1,867,503

WL Collateral CMO — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.843% 8/25/34	85,680	83,705
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	16,095	15,871
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.011% 9/25/33	4,448	4,009
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.544% 8/25/34	14,451	13,699
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.262% 5/25/37	650,291	423,273
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.355% 8/25/34	51,915	44,338
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.402% 8/25/36	148,768	137,048
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.225% 2/25/34	5,396	5,029
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.534% 7/25/33	2,984	3,004

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	$138	$139
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	8,339	8,371
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.568% 3/25/34	28,554	28,580
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.523% 4/25/44	71,229	73,041

		840,107

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.400% 11/25/37	28,523	28,037
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.746% 6/25/32	19,069	18,524

		46,561

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,630,642)		16,873,540

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	100,000	109,000
Province of Quebec Canada 2.625% 2/13/23	192,000	187,052
Province of Quebec Canada 7.500% 9/15/29	125,000	177,796
Republic of Brazil International Bond 5.625% 1/07/41	235,000	252,625
Republic of Turkey International Bond 4.875% 4/16/43	36,000	33,840
Republic of Turkey International Bond 6.750% 4/03/18	100,000	112,900
United Mexican States 5.125% 1/15/20	95,000	107,635
United Mexican States 6.750% 9/27/34	75,000	97,125

		1,077,973

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,035,133)		1,077,973

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.6%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. Series 4290, Class CA 3.500% 12/15/38	$244,026	$253,761
Series 2178, Class PB 7.000% 8/15/29	26,112	29,868
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	15,645	17,568

		301,197

Pass-Through Securities — 28.3%
Federal Home Loan Mortgage Corp. Pool #G11476 5.000% 11/01/18	57,108	60,501
Pool #B16010 5.000% 8/01/19	1,269	1,355
Pool #B17058 5.000% 9/01/19	4,085	4,328
Pool #B18677 5.000% 1/01/20	2,587	2,762
Pool #E89199 6.000% 4/01/17	2,676	2,826
Pool #G11431 6.000% 2/01/18	544	573
Pool #G01311 7.000% 9/01/31	2,312	2,696
Pool #C80207 7.500% 9/01/24	2,461	2,857
Pool #C00530 7.500% 7/01/27	1,885	2,227
Pool #C00563 7.500% 11/01/27	6,523	7,720
Pool #C00612 7.500% 4/01/28	375	444
Pool #C55867 7.500% 2/01/30	7,391	8,712
Federal National Mortgage Association Pool #725692 2.269% 10/01/33 FRN	170,814	180,257
Pool #888586 2.342% 10/01/34 FRN	371,902	393,630
Pool #AB8756 3.000% 3/01/43	334,669	329,348
Pool #AT0976 3.000% 4/01/43	317,962	312,907
Pool #AT2911 3.000% 4/01/43	387,734	381,570
Pool #890564 3.000% 6/01/43	348,298	345,808
Pool #AO8629 3.500% 7/01/42	407,071	419,537

	Principal Amount	Value
Pool #AP6609 3.500% 9/01/42	$251,429	$259,129
Pool #AR8708 3.500% 4/01/43	104,344	106,708
Pool #AT0998 3.500% 4/01/43	528,520	540,495
Pool #AT4050 3.500% 5/01/43	138,138	141,268
Pool #MA1463 3.500% 6/01/43	348,380	356,273
Pool #735010 5.000% 11/01/19	212,999	227,391
Pool #253880 6.500% 7/01/16	1,472	1,535
Pool #575579 7.500% 4/01/31	11,276	13,411
Pool #535996 7.500% 6/01/31	2,222	2,652
Federal National Mortgage Association TBA Pool #515 3.000% 9/01/42 (e)	4,675,000	4,618,754
Pool #2409 3.500% 8/01/26 (e)	1,550,000	1,642,637
Pool #1127 3.500% 4/01/42 (e)	450,000	463,289
Pool #6447 4.000% 12/01/41 (e)	1,875,000	1,990,137
Pool #15801 4.500% 2/01/40 (e)	3,075,000	3,330,609
Government National Mortgage Association Pool #783896 3.500% 5/15/44	505,000	525,811
Pool #579140 6.500% 1/15/32	1,657	1,921
Pool #587280 6.500% 9/15/32	1,418	1,642
Pool #550659 6.500% 9/15/35	130,269	150,297
Pool #538689 6.500% 12/15/35	30,458	35,211
Pool #780651 7.000% 10/15/27	2,580	3,014
Pool #462384 7.000% 11/15/27	1,806	2,112
Pool #482668 7.000% 8/15/28	1,824	2,133
Pool #506804 7.000% 5/15/29	8,375	9,779
Pool #506914 7.000% 5/15/29	32,043	37,399

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #581417 7.000% 7/15/32	$4,738	$5,623
Pool #591581 7.000% 8/15/32	959	1,140
Pool #423836 8.000% 8/15/26	1,387	1,651
Pool #444619 8.000% 3/15/27	10,475	12,501
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	122,008	126,423
Pool #82462 3.500% 1/20/40 FRN	100,546	106,187
Government National Mortgage Association TBA Pool #466 3.000% 10/01/42 (e)	1,075,000	1,083,062
Pool #24 3.000% 11/01/42 (e)	1,850,000	1,867,344
Pool # 3143 3.500% 1/01/42 (e)	2,075,000	2,157,676
Pool # 1767 4.000% 8/01/42 (e)	7,150,000	7,653,852
Pool #1207 4.500% 11/01/40 (e)	1,600,000	1,747,500

		31,686,624

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $31,839,124)		31,987,821

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds & Notes — 10.7%
U.S. Treasury Bond 2.750% 8/15/42	1,970,000	1,761,769
U.S. Treasury Bond 2.875% 5/15/43	740,000	676,272
U.S. Treasury Bond 3.375% 5/15/44	350,000	352,358
U.S. Treasury Bond 4.500% 2/15/36	985,000	1,196,111
U.S. Treasury Inflation Index 0.375% 7/15/23	1,049,158	1,069,485
U.S. Treasury Note 0.875% 4/30/17	2,280,000	2,284,075
U.S. Treasury Note 1.500% 2/28/19	50,000	49,917
U.S. Treasury Note (f) (g) 1.625% 4/30/19	3,250,000	3,256,189

	Principal Amount	Value
U.S. Treasury Note 2.500% 8/15/23	$1,290,000	$1,297,685

		11,943,861

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,783,019)		11,943,861

TOTAL BONDS & NOTES (Cost $107,083,256)		110,161,441

	Notional Amount
PURCHASED OPTIONS — 0.4%
Financial — 0.4%
Diversified Financial — 0.4%
3-Month LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 3.03 (OTC - Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	17,725,000	446,783

TOTAL PURCHASED OPTIONS (Cost $369,566)		446,783

TOTAL LONG-TERM INVESTMENTS (Cost $107,868,510)		110,941,568

	Principal Amount
SHORT-TERM INVESTMENTS — 25.1%
Commercial Paper — 24.2%
Bell Canada (c) 0.250% 7/10/14	2,500,000	2,499,844
Cameron International Corp. (c) 0.280% 7/30/14	2,000,000	1,999,549
Canadian Natural Resources Ltd. (c) 0.274% 7/09/14	2,500,000	2,499,850
Enbridge (US), Inc. (c) 0.300% 7/28/14	1,933,000	1,932,565
Glencore Funding LLC (c) 0.440% 7/07/14	2,400,000	2,399,824
Hewlett-Packard Co. (c) 0.270% 7/28/14	2,500,000	2,499,494
Marriott International, Inc. (c) 0.290% 7/25/14	2,750,000	2,749,468
National Grid USA (c) 0.290% 8/22/14	1,500,000	1,499,371
Noble Corp. (c) 0.340% 7/14/14	2,500,000	2,499,693
Pearson Holdings, Inc. (c) 0.300% 7/21/14	4,500,000	4,499,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. (c) 0.280% 7/01/14	$2,000,000	$2,000,000

		27,078,908

Time Deposits — 0.9%
Euro Time Deposit 0.010% 7/01/14	1,032,156	1,032,156

TOTAL SHORT-TERM INVESTMENTS (Cost $28,111,064)		28,111,064

TOTAL INVESTMENTS — 124.4% (Cost $135,979,574) (h)		139,052,632

Other Assets/(Liabilities) — (24.4)%		(27,296,574)

NET ASSETS — 100.0%		$111,756,058

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $82,044 or 0.07% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $44,387,742 or 39.72% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2014, these securities amounted to a value of $123 or 0.00% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.4%
Basic Materials — 0.4%
Forest Products & Paper — 0.4%
The Newark Group, Inc. (a) (b)	329,969	$1,006,240

TOTAL COMMON STOCK (Cost $2,113,591)		1,006,240

TOTAL EQUITIES (Cost $2,113,591)		1,006,240

	Principal Amount
BONDS & NOTES — 96.7%

BANK LOANS — 5.4%
Chemicals — 0.2%
Triple Point Technology, Inc., 2nd Lien Term Loan 9.250% 7/09/21	$648,058	571,912

Electronics — 1.1%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	660,004	683,929
RP Crown Parent LLC, 2nd Lien Term Loan 11.250% 12/20/19	2,500,000	2,518,750

		3,202,679

Health Care Technology — 0.9%
The TriZetto Group, Inc., Term Loan B 4.750% 5/02/18	1,839,253	1,843,852
The TriZetto Group, Inc., 2nd Lien Term Loan D 8.500% 3/28/19	534,414	537,086

		2,380,938

Health Care – Services — 0.2%
GENEX Services, Inc., New 2nd Lien Term Loan 8.750% 5/20/22	578,103	582,438

Machinery – Diversified — 0.3%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 1/30/20	902,464	912,617

Oil & Gas — 1.8%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/02/21	5,254,429	5,166,837

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/04/22	2,448,101	2,423,620

	Principal Amount	Value
TOTAL BANK LOANS (Cost $15,093,432)		$15,241,041

CORPORATE DEBT — 91.3%
Aerospace & Defense — 2.8%
AAR Corp. 7.250% 1/15/22	$3,000,000	3,285,000
Ducommun, Inc. 9.750% 7/15/18	2,265,000	2,520,514
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (b) (c) 9.750% 4/01/17	1,805,000	—
TransDigm, Inc. (d) 6.500% 7/15/24	2,035,000	2,118,944

		7,924,458

Agriculture — 1.5%
Pinnacle Operating Corp. (d) 9.000% 11/15/20	3,873,000	4,202,205

Airlines — 2.0%
Allegiant Travel Co. 5.500% 7/15/19	2,042,000	2,075,182
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. (d) 6.875% 2/15/19	3,420,000	3,608,100
Apparel — 1.7%
Perry Ellis International, Inc. 7.875% 4/01/19	4,696,000	4,860,360

Auto Manufacturers — 1.4%
Allied Specialty Vehicles, Inc. (d) 8.500% 11/01/19	3,600,000	3,789,000

Automotive & Parts — 3.0%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,938,986
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	866,400
International Automotive Components Group SA (d) 9.125% 6/01/18	2,634,000	2,798,625
Meritor, Inc., Convertible 7.875% 3/01/26	839,000	1,350,266
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	403,000	429,114

		8,383,391

Banks — 1.3%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,778,562

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sophia Holding Finance LP/Sophia Holding Finance, Inc. (d) 9.625% 12/01/18	$790,000	$821,600

		3,600,162

Building Materials — 2.0%
Headwaters, Inc. (d) 7.250% 1/15/19	2,500,000	2,643,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (d) 10.000% 6/01/20	2,665,000	2,838,225

		5,481,975

Chemicals — 1.8%
Cornerstone Chemical Co. (d) 9.375% 3/15/18	1,410,000	1,491,075
Omnova Solutions, Inc. 7.875% 11/01/18	2,075,000	2,178,750
Tronox Finance LLC 6.375% 8/15/20	1,259,000	1,299,917

		4,969,742

Coal — 2.4%
Alpha Natural Resources, Inc. (d) 7.500% 8/01/20	530,000	512,775
Murray Energy Corp. (d) 8.625% 6/15/21	2,178,000	2,357,685
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (d) 7.375% 2/01/20	1,525,000	1,627,937
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (d) 7.375% 2/01/20	355,000	378,963
Westmoreland Coal Co./Westmoreland Partners (d) 10.750% 2/01/18	1,680,000	1,803,900
Commercial Services — 4.4%
The ADT Corp. 6.250% 10/15/21	1,575,000	1,669,500
Mustang Merger Corp. (d) 8.500% 8/15/21	7,420,000	8,087,800
StoneMor Partners LP/Cornerstone Family Services of WV (d) 7.875% 6/01/21	2,545,000	2,672,250

		12,429,550

Distribution & Wholesale — 0.3%
Global Partners LP/GLP Finance Corp. (d) 6.250% 7/15/22	888,000	888,000

Diversified Financial — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	2,000,000	2,095,000

	Principal Amount	Value
Electrical Components & Equipment — 0.9%
Belden, Inc. (d) 5.250% 7/15/24	$785,000	$790,888
International Wire Group Holdings, Inc. (d) 8.500% 10/15/17	1,700,000	1,844,500

		2,635,388

Electronics — 0.6%
Rexel SA (d) 5.250% 6/15/20	1,570,000	1,632,800

Engineering & Construction — 1.0%
Weekley Homes LLC/Weekley Finance Corp. 6.000% 2/01/23	1,440,000	1,440,000
Zachry Holdings, Inc. (d) 7.500% 2/01/20	1,169,000	1,253,752

		2,693,752

Foods — 2.0%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	2,447,000	2,463,823
Hearthside Group Holdings LLC/Hearthside Finance Co. (d) 6.500% 5/01/22	485,000	483,788
JBS Investments GmbH (d) 7.750% 10/28/20	2,600,000	2,782,000

		5,729,611

Forest Products & Paper — 3.3%
Appvion, Inc. (d) 9.000% 6/01/20	3,168,000	3,152,160
Unifrax I LLC/Unifrax Holding Co. (d) 7.500% 2/15/19	1,715,000	1,792,175
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	4,171,375

		9,115,710

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV (d) 6.875% 5/15/23	1,188,000	1,253,340

Health Care – Products — 1.1%
Alere, Inc. 6.500% 6/15/20	1,940,000	2,037,000
Teleflex, Inc. (d) 5.250% 6/15/24	290,000	292,900
Teleflex, Inc. 6.875% 6/01/19	610,000	645,075

		2,974,975

Health Care – Services — 0.8%
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,372,875

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.6%
Carlson Travel Holdings, Inc. (d) (e) 7.500% 8/15/19	$1,755,000	$1,790,100

Home Builders — 3.7%
Brookfield Residential Properties, Inc. (d) 6.500% 12/15/20	2,230,000	2,358,225
William Lyon Homes, Inc. (d) 5.750% 4/15/19	760,000	779,000
William Lyon Homes, Inc. 8.500% 11/15/20	4,745,000	5,308,469
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (d) 6.750% 12/15/21	1,895,000	1,932,900

		10,378,594

Leisure Time — 3.1%
Brunswick Corp. (d) 4.625% 5/15/21	910,000	907,725
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,267,519
Brunswick Corp. 7.375% 9/01/23	650,000	703,625
Carlson Wagonlit BV (d) 6.875% 6/15/19	2,535,000	2,725,125

		8,603,994

Machinery – Diversified — 1.1%
Welltec A/S (d) 8.000% 2/01/19	2,950,000	3,141,750

Manufacturing — 1.9%
CTP Transportation Products LLC/CTP Finance, Inc. (d) 8.250% 12/15/19	1,135,000	1,222,963
JB Poindexter & Co., Inc. (d) 9.000% 4/01/22	3,805,000	4,233,062

		5,456,025

Media — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,438,000	1,470,355
Cogeco Cable, Inc. (d) 4.875% 5/01/20	1,310,000	1,326,375
Entercom Radio LLC 10.500% 12/01/19	1,805,000	2,066,725
Harron Communications LP/Harron Finance Corp. (d) 9.125% 4/01/20	1,610,000	1,795,150
Numericable Group SA (d) 6.000% 5/15/22	770,000	800,800
Numericable Group SA (d) 6.250% 5/15/24	415,000	433,156

	Principal Amount	Value
RCN Telecom Services LLC/RCN Capital Corp. (d) 8.500% 8/15/20	$3,476,000	$3,719,320
Sirius XM Radio, Inc. (d) 6.000% 7/15/24	765,000	795,600
Townsquare Radio LLC/Townsquare Radio, Inc. (d) 9.000% 4/01/19	1,225,000	1,356,688

		13,764,169

Metal Fabricate & Hardware — 0.3%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	782,513

Mining — 1.1%
First Quantum Minerals Ltd. (d) 7.250% 5/15/22	1,822,000	1,899,435
Hecla Mining Co. 6.875% 5/01/21	1,086,000	1,077,855

		2,977,290

Oil & Gas — 15.7%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	2,520,000	2,646,000
Baytex Energy Corp. (d) 5.625% 6/01/24	520,000	521,950
Calumet Specialty Products Partners LP/Calumet Finance Corp. (d) 6.500% 4/15/21	2,570,000	2,621,400
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	3,093,000	3,263,115
Halcon Resources Corp. 8.875% 5/15/21	1,110,000	1,193,250
Halcon Resources Corp. 9.750% 7/15/20	3,190,000	3,481,087
Hilcorp Energy I LP/Hilcorp Finance Co. (d) (e) 5.000% 12/01/24	1,280,000	1,280,000
Linn Energy LLC/Linn Energy Finance Corp. 7.750% 2/01/21	1,373,000	1,481,124
Magnum Hunter Resources Corp. 9.750% 5/15/20	3,475,000	3,839,875
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 9.250% 6/01/21	1,615,000	1,772,463
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.750% 10/01/20	1,650,000	1,872,750
Millennium Offshore Services Superholdings LLC (d) 9.500% 2/15/18	2,159,000	2,299,335

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	$2,320,000	$2,514,300
Precision Drilling Corp. (d) 5.250% 11/15/24	1,790,000	1,776,074
Rice Energy, Inc. (d) 6.250% 5/01/22	1,085,000	1,112,125
RKI Exploration & Production LLC/RKI Finance Corp. (d) 8.500% 8/01/21	2,365,000	2,566,025
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp. 9.750% 2/15/17	2,600,000	2,717,000
Sanchez Energy Corp. (d) 6.125% 1/15/23	2,095,000	2,163,087
Seventy Seven Energy, Inc. (d) 6.500% 7/15/22	1,150,000	1,178,750
Shelf Drilling Holdings Ltd. (d) 8.625% 11/01/18	2,165,000	2,316,550
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	1,180,000	1,286,200

		43,902,460

Packaging & Containers — 1.2%
Ardagh Finance Holdings SA (d) 8.625% 6/15/19	865,000	890,950
Sealed Air Corp. (d) 6.875% 7/15/33	2,334,000	2,427,360

		3,318,310

Pharmaceuticals — 2.5%
BioScrip, Inc. (d) 8.875% 2/15/21	3,841,000	4,013,845
Capsugel SA (d) 7.000% 5/15/19	705,000	726,150
Endo Finance LLC/ Endo Finco, Inc. (d) 5.375% 1/31/23	2,195,000	2,192,256

		6,932,251

Pipelines — 0.5%
Rose Rock Midstream LP/Rose Rock Finance Corp. (d) 5.625% 7/15/22	1,525,000	1,544,063

Real Estate — 0.2%
Forestar USA Real Estate Group, Inc. (d) 8.500% 6/01/22	470,000	486,450

Retail — 2.1%
Chinos Intermediate Holdings A, Inc. (d) 7.750% 5/01/19	966,000	968,415
Landry’s, Inc. (d) 9.375% 5/01/20	1,850,000	2,035,000

	Principal Amount	Value
The Men’s Wearhouse, Inc. (d) 7.000% 7/01/22	$460,000	$476,100
The Pantry, Inc. 8.375% 8/01/20	1,080,000	1,166,400
Petco Holdings, Inc. (d) 8.500% 10/15/17	1,115,000	1,142,875

		5,788,790

Semiconductors — 0.2%
Entegris, Inc. (d) 6.000% 4/01/22	480,000	494,400

Software — 2.5%
Audatex North America, Inc. (d) 6.000% 6/15/21	1,675,000	1,788,062
Audatex North America, Inc. (d) 6.125% 11/01/23	875,000	934,063
First Data Corp. 11.750% 8/15/21	2,855,000	3,386,744
Infor Software Parent Co. (d) 7.125% 5/01/21	830,000	848,675

		6,957,544

Storage & Warehousing — 1.8%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (d) 6.500% 4/01/19	5,200,000	4,992,000

Telecommunications — 6.6%
Altice Financing SA (d) 6.500% 1/15/22	1,485,000	1,581,525
Altice Finco SA (d) 8.125% 1/15/24	1,385,000	1,526,962
Altice SA (d) 7.750% 5/15/22	1,955,000	2,086,962
DigitalGlobe, Inc. 5.250% 2/01/21	1,050,000	1,039,500
Frontier Communications Corp. 7.625% 4/15/24	1,835,000	1,974,919
Sprint Corp. (d) 7.125% 6/15/24	560,000	593,600
Sprint Corp. (d) 7.250% 9/15/21	1,460,000	1,609,650
Sprint Corp. (d) 7.875% 9/15/23	2,880,000	3,204,000
Telecom Italia SpA (d) 5.303% 5/30/24	2,605,000	2,614,769
West Corp. (d) (e) 5.375% 7/15/22	2,175,000	2,153,250

		18,385,137

Transportation — 5.9%
CHC Helicopter SA 9.375% 6/01/21	2,025,000	2,161,688

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Florida East Coast Holdings Corp. (d) 6.750% 5/01/19	$665,000	$702,406
The Kenan Advantage Group, Inc. (d) 8.375% 12/15/18	5,510,000	5,895,700
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,787,000	1,912,090
Topaz Marine SA (d) 8.625% 11/01/18	2,838,000	3,057,945
Watco Cos. LLC/Watco Finance Corp. (d) 6.375% 4/01/23	2,730,000	2,784,600

		16,514,429

TOTAL CORPORATE DEBT (Cost $244,369,231)		255,607,105

TOTAL BONDS & NOTES (Cost $259,462,663)		270,848,146

TOTAL LONG-TERM INVESTMENTS (Cost $261,576,254)		271,854,386

SHORT-TERM INVESTMENTS — 5.0%
Time Deposits — 5.0%
Euro Time Deposit 0.010% 7/01/14	13,934,942	13,934,942

TOTAL SHORT-TERM INVESTMENTS (Cost $13,934,942)		13,934,942

TOTAL INVESTMENTS — 102.1% (Cost $275,511,196) (f)		285,789,328

Other Assets/ (Liabilities) — (2.1)%		(5,978,348)

NET ASSETS — 100.0%		$279,810,980

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $1,006,240 or 0.36% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $160,743,840 or 57.45% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 59.1%

COMMON STOCK — 59.0%
Basic Materials — 2.0%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	630	$81,031
Airgas, Inc.	93	10,129
CF Industries Holdings, Inc.	1,115	268,191
The Dow Chemical Co.	12,693	653,182
E.I. du Pont de Nemours & Co.	8,971	587,062
Eastman Chemical Co.	794	69,356
Ecolab, Inc.	224	24,940
International Flavors & Fragrances, Inc.	113	11,784
LyondellBasell Industries NV Class A	3,700	361,305
Monsanto Co.	209	26,071
The Mosaic Co.	3,800	187,910
PPG Industries, Inc.	864	181,570
Praxair, Inc.	54	7,173
Rayonier Advanced Materials, Inc. (a)	1,467	56,833
The Sherwin-Williams Co.	127	26,277
Sigma-Aldrich Corp.	749	76,008

		2,628,822

Forest Products & Paper — 0.1%
International Paper Co.	2,607	131,575
MeadWestvaco Corp.	107	4,736
Rayonier, Inc.	4,400	156,420

		292,731

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	19	857
Nucor Corp.	61	3,004
United States Steel Corp.	4,567	118,925

		122,786

Mining — 0.2%
Alcoa, Inc.	7,546	112,360
Freeport-McMoRan Copper & Gold, Inc.	4,748	173,302
Newmont Mining Corp.	784	19,945
Vulcan Materials Co.	698	44,497

		350,104

		3,394,443

Communications — 7.5%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	6,533	127,459
Omnicom Group, Inc.	1,998	142,298

		269,757

Internet — 1.7%
Akamai Technologies, Inc. (a)	610	37,247
Amazon.com, Inc. (a)	46	14,940

	Number of Shares	Value
eBay, Inc. (a)	5,465	$273,578
Expedia, Inc.	573	45,130
F5 Networks, Inc. (a)	1,380	153,787
Facebook, Inc. Class A (a)	5,500	370,095
FTD Cos., Inc. (a)	2,300	73,117
Google, Inc. Class A (a)	514	300,520
Google, Inc. Class C (a)	494	284,188
Netflix, Inc. (a)	326	143,636
The Priceline Group, Inc. (a)	224	269,472
Symantec Corp.	4,979	114,019
TripAdvisor, Inc. (a)	543	59,002
VeriSign, Inc. (a)	9,489	463,158
Yahoo!, Inc. (a)	5,134	180,357

		2,782,246

Media — 2.9%
Cablevision Systems Corp. Class A	28,600	504,790
CBS Corp. Class B	670	41,634
Comcast Corp. Class A	15,181	814,916
DIRECTV (a)	3,686	313,347
Discovery Communications, Inc. Series A (a)	200	14,856
Gannett Co., Inc.	1,107	34,660
Graham Holdings Co. Class B	171	122,797
Liberty Media Corp. Class A (a)	1,160	158,549
The McGraw Hill Financial, Inc.	609	50,565
News Corp. (a)	9,500	165,775
News Corp. Class A (a)	11,130	199,672
Nielsen NV	900	43,569
Scripps Networks Interactive Class A	424	34,403
Starz Class A (a)	9,800	291,942
Time Warner Cable, Inc.	1,648	242,750
Time Warner, Inc.	6,188	434,707
Twenty-First Century Fox Class A	6,821	239,758
Viacom, Inc. Class B	3,190	276,669
The Walt Disney Co.	10,082	864,431

		4,849,790

Telecommunications — 2.7%
AT&T, Inc.	23,270	822,827
CenturyLink, Inc.	4,754	172,095
Cisco Systems, Inc.	39,624	984,656
Corning, Inc.	9,174	201,369
Crown Castle International Corp.	200	14,852
Frontier Communications Corp.	33,870	197,801
Harris Corp.	1,354	102,566
Juniper Networks, Inc. (a)	5,848	143,510
Knowles Corp. (a)	3,000	92,220
Motorola Solutions, Inc.	1,134	75,490
QUALCOMM, Inc.	7,788	616,810
Verizon Communications, Inc.	19,732	965,487
Windstream Corp.	18,751	186,760

		4,576,443

		12,478,236

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 4.6%
Airlines — 0.5%
Delta Air Lines, Inc.	10,600	$410,432
Southwest Airlines Co.	12,666	340,209

		750,641

Apparel — 0.1%
Nike, Inc. Class B	2,002	155,255
Ralph Lauren Corp.	180	28,924
VF Corp.	500	31,500

		215,679

Auto Manufacturers — 0.3%
Ford Motor Co.	23,462	404,485
General Motors Co.	4,000	145,200
Paccar, Inc.	34	2,136

		551,821

Automotive & Parts — 0.3%
BorgWarner, Inc.	1,000	65,190
Delphi Automotive PLC	1,300	89,362
The Goodyear Tire & Rubber Co.	9,161	254,492
Johnson Controls, Inc.	905	45,187

		454,231

Distribution & Wholesale — 0.1%
Fastenal Co.	70	3,464
Fossil Group, Inc. (a)	30	3,136
Genuine Parts Co.	536	47,061
W.W. Grainger, Inc.	94	23,901

		77,562

Home Builders — 0.0%
D.R. Horton, Inc.	759	18,656
PulteGroup, Inc.	1,974	39,796

		58,452

Home Furnishing — 0.1%
Harman International Industries, Inc.	454	48,773
Whirlpool Corp.	584	81,305

		130,078

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	33,562

Leisure Time — 0.1%
Carnival Corp.	2,373	89,343
Harley-Davidson, Inc.	1,008	70,409

		159,752

Lodging — 0.4%
Marriott International, Inc. Class A	1,313	84,163
Starwood Hotels & Resorts Worldwide, Inc.	1,460	117,997
Wyndham Worldwide Corp.	3,222	243,970
Wynn Resorts Ltd.	549	113,951

		560,081

	Number of Shares	Value
Retail — 2.7%
AutoNation, Inc. (a)	20	$1,194
AutoZone, Inc. (a)	206	110,465
Bed Bath & Beyond, Inc. (a)	4,473	256,661
Best Buy Co., Inc.	14,408	446,792
CarMax, Inc. (a)	1,000	52,010
Coach, Inc.	1,384	47,319
Costco Wholesale Corp.	948	109,172
CVS Caremark Corp.	8,513	641,625
Darden Restaurants, Inc.	173	8,005
Dollar General Corp. (a)	600	34,416
Dollar Tree, Inc. (a)	1,160	63,173
Family Dollar Stores, Inc.	47	3,108
GameStop Corp. Class A	861	34,845
The Gap, Inc.	905	37,621
The Home Depot, Inc.	5,310	429,897
Kohl’s Corp.	3,461	182,325
L Brands, Inc.	100	5,866
Lowe’s Cos., Inc.	4,529	217,347
Macy’s, Inc.	3,640	211,193
McDonald’s Corp.	2,275	229,183
Nordstrom, Inc.	711	48,298
O’Reilly Automotive, Inc. (a)	734	110,540
PetSmart, Inc.	400	23,920
Ross Stores, Inc.	1,496	98,930
Staples, Inc.	28,083	304,420
Starbucks Corp.	195	15,089
Target Corp.	4,667	270,453
Tiffany & Co.	311	31,178
The TJX Cos., Inc.	4,040	214,726
Urban Outfitters, Inc. (a)	760	25,734
Wal-Mart Stores, Inc.	2,053	154,119
Walgreen Co.	1,006	74,575
Yum! Brands, Inc.	536	43,523

		4,537,722

Textiles — 0.0%
Cintas Corp.	649	41,238

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	447	23,714
Mattel, Inc.	61	2,377

		26,091

		7,596,910

Consumer, Non-cyclical — 12.8%
Agriculture — 1.2%
Altria Group, Inc.	14,141	593,073
Archer-Daniels-Midland Co.	8,826	389,315
Lorillard, Inc.	2,979	181,630
Philip Morris International, Inc.	9,796	825,901
Reynolds American, Inc.	444	26,795

		2,016,714

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 1.0%
Brown-Forman Corp. Class B	11	$1,036
The Coca-Cola Co.	15,924	674,541
Coca-Cola Enterprises, Inc.	1,385	66,175
Constellation Brands, Inc. Class A (a)	822	72,443
Dr. Pepper Snapple Group, Inc.	2,610	152,894
Keurig Green Mountain, Inc.	440	54,828
Molson Coors Brewing Co. Class B	1,936	143,574
Monster Beverage Corp. (a)	900	63,927
PepsiCo, Inc.	5,692	508,523

		1,737,941

Biotechnology — 0.6%
Alexion Pharmaceuticals, Inc. (a)	460	71,875
Amgen, Inc.	5,525	653,994
Biogen Idec, Inc. (a)	254	80,089
Celgene Corp. (a)	698	59,944
Regeneron Pharmaceuticals, Inc. (a)	110	31,072
Vertex Pharmaceuticals, Inc. (a)	100	9,468

		906,442

Commercial Services — 0.9%
The ADT Corp.	650	22,711
Automatic Data Processing, Inc.	421	33,377
Equifax, Inc.	336	24,373
H&R Block, Inc.	2,242	75,152
Iron Mountain, Inc.	69	2,446
MasterCard, Inc. Class A	3,050	224,084
McKesson Corp.	1,941	361,434
Moody’s Corp.	735	64,430
Paychex, Inc.	813	33,788
Quanta Services, Inc. (a)	1,024	35,410
Robert Half International, Inc.	335	15,993
Total System Services, Inc.	621	19,506
Visa, Inc. Class A	1,850	389,813
Western Union Co.	9,007	156,181

		1,458,698

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	17,809	260,190
Colgate-Palmolive Co.	4,806	327,673
The Estee Lauder Cos., Inc. Class A	996	73,963
The Procter & Gamble Co.	11,533	906,378

		1,568,204

Foods — 1.3%
Campbell Soup Co.	165	7,559
ConAgra Foods, Inc.	384	11,397
General Mills, Inc.	2,794	146,797
The Hershey Co.	419	40,798
Hormel Foods Corp.	94	4,639
The J.M. Smucker Co.	394	41,988
Kellogg Co.	1,835	120,559
Kraft Foods Group, Inc.	2,473	148,256
The Kroger Co.	6,734	332,862

	Number of Shares	Value
McCormick & Co., Inc.	73	$5,226
Mondelez International, Inc. Class A	12,821	482,198
Safeway, Inc.	8,721	299,479
Sysco Corp.	566	21,197
Tyson Foods, Inc. Class A	6,620	248,515
WhiteWave Foods Co. Class A (a)	8,300	268,671
Whole Foods Market, Inc.	472	18,233

		2,198,374

Health Care – Products — 2.4%
Baxter International, Inc.	1,822	131,731
Becton, Dickinson & Co.	822	97,243
Boston Scientific Corp. (a)	15,021	191,818
C.R. Bard, Inc.	754	107,830
CareFusion Corp. (a)	1,248	55,349
Covidien PLC	700	63,126
Edwards Lifesciences Corp. (a)	1,300	111,592
Intuitive Surgical, Inc. (a)	14	5,765
Johnson & Johnson	18,739	1,960,474
Medtronic, Inc.	9,769	622,871
St. Jude Medical, Inc.	1,998	138,361
Stryker Corp.	2,759	232,639
Varian Medical Systems, Inc. (a)	674	56,036
Zimmer Holdings, Inc.	1,234	128,163

		3,902,998

Health Care – Services — 0.9%
Aetna, Inc.	3,272	265,294
Cigna Corp.	2,359	216,957
DaVita HealthCare Partners, Inc. (a)	746	53,951
Humana, Inc.	1,175	150,071
Laboratory Corporation of America Holdings (a)	601	61,542
Quest Diagnostics, Inc.	635	37,268
Tenet Healthcare Corp. (a)	29	1,361
Thermo Fisher Scientific, Inc.	1,338	157,884
UnitedHealth Group, Inc.	2,281	186,472
WellPoint, Inc.	3,068	330,148

		1,460,948

Household Products — 0.2%
Avery Dennison Corp.	1,182	60,577
The Clorox Co.	447	40,856
Kimberly-Clark Corp.	2,130	236,899

		338,332

Pharmaceuticals — 3.4%
Abbott Laboratories	6,904	282,374
AbbVie, Inc.	2,204	124,394
Actavis PLC (a)	461	102,826
Allergan, Inc.	1,147	194,095
AmerisourceBergen Corp.	560	40,690
Bristol-Myers Squibb Co.	7,212	349,854
Cardinal Health, Inc.	4,055	278,011
DENTSPLY International, Inc.	161	7,623

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	2,507	$155,860
Express Scripts Holding Co. (a)	3,745	259,641
Forest Laboratories, Inc. (a)	4	396
Gilead Sciences, Inc. (a)	5,852	485,189
Hospira, Inc. (a)	624	32,055
Mallinckrodt PLC (a)	3,600	288,072
Mead Johnson Nutrition Co.	624	58,138
Merck & Co., Inc.	14,529	840,503
Mylan, Inc. (a)	2,459	126,786
Patterson Cos., Inc.	61	2,410
Perrigo Co. PLC	40	5,830
Pfizer, Inc.	57,722	1,713,189
Zoetis, Inc.	8,910	287,526

		5,635,462

		21,224,113

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	58,628

Energy — 6.8%
Coal — 0.2%
CONSOL Energy, Inc.	1,457	67,124
Peabody Energy Corp.	10,959	179,180

		246,304

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	400	28,424

Oil & Gas — 5.8%
Anadarko Petroleum Corp.	3,937	430,983
Apache Corp.	2,558	257,386
Cabot Oil & Gas Corp.	92	3,141
Chesapeake Energy Corp.	5,198	161,554
Chevron Corp.	9,100	1,188,005
Cimarex Energy Co.	300	43,038
ConocoPhillips	13,210	1,132,493
Denbury Resources, Inc.	2,185	40,335
Devon Energy Corp.	2,517	199,850
Diamond Offshore Drilling, Inc.	2,885	143,183
Ensco PLC Class A	1,100	61,127
EOG Resources, Inc.	2,642	308,744
EQT Corp.	629	67,240
Exxon Mobil Corp.	20,469	2,060,819
Helmerich & Payne, Inc.	840	97,532
Hess Corp.	2,747	271,651
Marathon Oil Corp.	5,185	206,985
Marathon Petroleum Corp.	5,642	440,471
Murphy Oil Corp.	1,422	94,535
Murphy USA, Inc. (a)	2,000	97,780
Nabors Industries Ltd.	10,099	296,608
Newfield Exploration Co. (a)	1,300	57,460
Noble Corp. PLC	7,600	255,056
Noble Energy, Inc.	66	5,112
Occidental Petroleum Corp.	4,030	413,599

	Number of Shares	Value
Phillips 66	11,105	$893,175
Pioneer Natural Resources Co.	3	689
QEP Resources, Inc.	98	3,381
Range Resources Corp.	99	8,608
Rowan Cos. PLC Class A	3,909	124,814
Tesoro Corp.	86	5,046
Valero Energy Corp.	4,410	220,941

		9,591,341

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	4,374	325,645
Cameron International Corp. (a)	37	2,505
FMC Technologies, Inc. (a)	72	4,397
Halliburton Co.	5,171	367,193
National Oilwell Varco, Inc.	3,109	256,026
Schlumberger Ltd.	2,955	348,542
Transocean Ltd.	2,300	103,569

		1,407,877

Pipelines — 0.0%
Kinder Morgan, Inc.	60	2,175
ONEOK, Inc.	900	61,272
Spectra Energy Corp.	71	3,016
The Williams Cos., Inc.	33	1,921

		68,384

		11,342,330

Financial — 9.3%
Banks — 2.7%
Bank of America Corp.	33,642	517,077
Bank of New York Mellon Corp.	5,995	224,693
BB&T Corp.	4,712	185,794
Capital One Financial Corp.	5,775	477,015
Comerica, Inc.	924	46,348
Fifth Third Bancorp	2,921	62,363
Huntington Bancshares, Inc.	13,210	126,023
KeyCorp	10,972	157,229
M&T Bank Corp.	281	34,858
Northern Trust Corp.	661	42,443
PNC Financial Services Group, Inc.	3,745	333,492
Regions Financial Corp.	13,043	138,517
State Street Corp.	1,685	113,333
SunTrust Banks, Inc.	5,300	212,318
U.S. Bancorp	8,229	356,480
Wells Fargo & Co.	27,164	1,427,740
Zions Bancorp	449	13,232

		4,468,955

Diversified Financial — 2.7%
Affiliated Managers Group, Inc. (a)	260	53,404
American Express Co.	3,188	302,446
Ameriprise Financial, Inc.	1,215	145,800
BlackRock, Inc.	710	226,916
The Charles Schwab Corp.	3,122	84,076
Citigroup, Inc.	17,784	837,626

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CME Group, Inc.	555	$39,377
Discover Financial Services	2,895	179,432
E*TRADE Financial Corp. (a)	12,693	269,853
Franklin Resources, Inc.	1,548	89,536
The Goldman Sachs Group, Inc.	2,878	481,892
IntercontinentalExchange, Inc.	282	53,270
Invesco Ltd.	2,123	80,143
JP Morgan Chase & Co.	15,965	919,903
Legg Mason, Inc.	2,347	120,425
Morgan Stanley	9,596	310,239
The NASDAQ OMX Group, Inc.	722	27,884
Navient Corp.	7,618	134,915
T. Rowe Price Group, Inc.	1,186	100,110

		4,457,247

Insurance — 3.7%
ACE Ltd.	2,830	293,471
Aflac, Inc.	2,945	183,326
The Allstate Corp.	2,786	163,594
American International Group, Inc.	18,211	993,956
Aon PLC	1,636	147,387
Assurant, Inc.	7,810	511,946
Berkshire Hathaway, Inc. Class B (a)	8,723	1,103,983
The Chubb Corp.	1,664	153,371
Cincinnati Financial Corp.	524	25,173
Genworth Financial, Inc. Class A (a)	20,055	348,957
The Hartford Financial Services Group, Inc.	4,990	178,692
Lincoln National Corp.	3,658	188,168
Loews Corp.	434	19,100
Marsh & McLennan Cos., Inc.	1,230	63,739
MetLife, Inc.	5,929	329,415
Principal Financial Group, Inc.	3,535	178,447
The Progressive Corp.	2,734	69,334
Prudential Financial, Inc.	4,235	375,941
Torchmark Corp.	1,320	108,134
The Travelers Cos., Inc.	3,663	344,578
Unum Group	4,235	147,209
XL Group PLC	5,697	186,463

		6,114,384

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	3,140

Real Estate Investment Trusts (REITS) — 0.2%
American Tower Corp.	198	17,816
Apartment Investment & Management Co. Class A	64	2,065
AvalonBay Communities, Inc.	4	569
Boston Properties, Inc.	317	37,463
Equity Residential	1	63
General Growth Properties, Inc.	2,900	68,324
HCP, Inc.	976	40,387
Health Care REIT, Inc.	74	4,638
Host Hotels & Resorts, Inc.	4,030	88,700

	Number of Shares	Value
Kimco Realty Corp.	1,410	$32,402
The Macerich Co.	400	26,700
Plum Creek Timber Co., Inc.	73	3,292
Prologis, Inc.	16	657
Public Storage	27	4,626
Simon Property Group, Inc.	4	665
Ventas, Inc.	36	2,308
Vornado Realty Trust	165	17,611
Weyerhaeuser Co.	177	5,857

		354,143

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	1,335	13,123
People’s United Financial, Inc.	1,059	16,065

		29,188

		15,427,057

Industrial — 6.1%
Aerospace & Defense — 1.5%
The Boeing Co.	4,906	624,190
Exelis, Inc.	11,800	200,364
General Dynamics Corp.	2,048	238,694
L-3 Communications Holdings, Inc.	594	71,726
Lockheed Martin Corp.	2,431	390,735
Northrop Grumman Corp.	2,223	265,937
Raytheon Co.	2,096	193,356
Rockwell Collins, Inc.	457	35,710
United Technologies Corp.	3,922	452,795

		2,473,507

Building Materials — 0.0%
Masco Corp.	894	19,847

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	1,000	52,280
Emerson Electric Co.	3,243	215,205

		267,485

Electronics — 0.5%
Agilent Technologies, Inc.	873	50,145
Allegion PLC	1,800	102,024
Amphenol Corp. Class A	36	3,468
FLIR Systems, Inc.	5,535	192,231
Garmin Ltd.	4,600	280,140
Jabil Circuit, Inc.	6,102	127,532
PerkinElmer, Inc.	24	1,124
TE Connectivity Ltd.	1,000	61,840
Waters Corp. (a)	430	44,909

		863,413

Engineering & Construction — 0.0%
Fluor Corp.	647	49,754
Jacobs Engineering Group, Inc. (a)	324	17,263

		67,017

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.1%
Republic Services, Inc.	87	$3,303
Stericycle, Inc. (a)	87	10,303
Waste Management, Inc.	1,645	73,581

		87,187

Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	10,074
Stanley Black & Decker, Inc.	242	21,253

		31,327

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	6,850	744,389
Ingersoll-Rand PLC	3,100	193,781
Joy Global, Inc.	5,200	320,216

		1,258,386

Machinery – Diversified — 0.3%
Cummins, Inc.	823	126,981
Deere & Co.	2,081	188,435
Flowserve Corp.	891	66,246
Rockwell Automation, Inc.	446	55,821
Roper Industries, Inc.	524	76,509
Xylem, Inc.	701	27,395

		541,387

Manufacturing — 1.9%
3M Co.	2,085	298,655
Danaher Corp.	2,672	210,366
Dover Corp.	1,003	91,223
Eaton Corp. PLC	682	52,637
General Electric Co.	73,586	1,933,840
Honeywell International, Inc.	1,275	118,511
Illinois Tool Works, Inc.	860	75,302
Leggett & Platt, Inc.	795	27,253
Pall Corp.	461	39,365
Parker Hannifin Corp.	840	105,613
Pentair PLC	819	59,066
Textron, Inc.	2,285	87,493

		3,099,324

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	39	9,844

Packaging & Containers — 0.2%
Ball Corp.	3,920	245,705
Bemis Co., Inc.	1,177	47,857
Owens-Illinois, Inc. (a)	922	31,938
Sealed Air Corp.	647	22,108

		347,608

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	54	3,445
CSX Corp.	5,073	156,299
Expeditors International of Washington, Inc.	84	3,709
FedEx Corp.	1,346	203,758

	Number of Shares	Value
Norfolk Southern Corp.	1,713	$176,490
Ryder System, Inc.	1,174	103,418
Union Pacific Corp.	4,240	422,940
United Parcel Service, Inc. Class B	385	39,524

		1,109,583

		10,175,915

Technology — 8.0%
Computers — 3.6%
Accenture PLC Class A	400	32,336
Apple, Inc.	31,276	2,906,479
Cognizant Technology Solutions Corp. Class A (a)	3,818	186,738
Computer Sciences Corp.	6,875	434,500
EMC Corp.	9,353	246,358
Hewlett-Packard Co.	16,763	564,578
International Business Machines Corp.	5,400	978,858
NetApp, Inc.	5,609	204,841
SanDisk Corp.	1,910	199,461
Seagate Technology PLC	1,400	79,548
Teradata Corp. (a)	98	3,940
Western Digital Corp.	2,431	224,381

		6,062,018

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	13,699	378,366
Xerox Corp.	13,273	165,116

		543,482

Semiconductors — 1.3%
Altera Corp.	1,197	41,608
Analog Devices, Inc.	1,459	78,888
Applied Materials, Inc.	2,667	60,141
Avago Technologies Ltd.	600	43,242
Broadcom Corp. Class A	2,924	108,539
Intel Corp.	27,611	853,180
KLA-Tencor Corp.	298	21,647
Lam Research Corp.	863	58,321
Linear Technology Corp.	2,381	112,074
Microchip Technology, Inc.	1,024	49,981
Micron Technology, Inc. (a)	5,333	175,722
NVIDIA Corp.	10,785	199,954
Texas Instruments, Inc.	4,945	236,322
Xilinx, Inc.	1,561	73,851

		2,113,470

Software — 2.8%
Adobe Systems, Inc. (a)	2,705	195,734
Autodesk, Inc. (a)	1,247	70,306
CA, Inc.	11,685	335,827
Cerner Corp. (a)	200	10,316
Citrix Systems, Inc. (a)	1,145	71,620
The Dun & Bradstreet Corp.	1,329	146,456

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronic Arts, Inc. (a)	7,886	$282,871
Fidelity National Information Services, Inc.	1,160	63,498
Fiserv, Inc. (a)	1,994	120,278
Intuit, Inc.	889	71,591
Microsoft Corp.	42,941	1,790,640
Oracle Corp.	32,588	1,320,792
Red Hat, Inc. (a)	24	1,326
Salesforce.com, Inc. (a)	2,280	132,422

		4,613,677

		13,332,647

Utilities — 1.9%
Electric — 1.7%
The AES Corp.	13,977	217,342
Ameren Corp.	972	39,735
American Electric Power Co., Inc.	4,196	234,011
CenterPoint Energy, Inc.	2,135	54,528
CMS Energy Corp.	1,110	34,577
Consolidated Edison, Inc.	609	35,164
Dominion Resources, Inc.	1,362	97,410
DTE Energy Co.	612	47,657
Duke Energy Corp.	3,086	228,950
Edison International	1,534	89,141
Entergy Corp.	3,911	321,054
Exelon Corp.	5,923	216,071
FirstEnergy Corp.	766	26,596
Integrys Energy Group, Inc.	61	4,339
NextEra Energy, Inc.	836	85,673
Northeast Utilities	622	29,402
NRG Energy, Inc.	6,520	242,544
Pepco Holdings, Inc.	4,098	112,613
PG&E Corp.	723	34,719
Pinnacle West Capital Corp.	250	14,460
PPL Corp.	3,384	120,234
Public Service Enterprise Group, Inc.	3,709	151,290
SCANA Corp.	772	41,541
The Southern Co.	5,534	251,133
TECO Energy, Inc.	98	1,811
Wisconsin Energy Corp.	296	13,888
Xcel Energy, Inc.	1,145	36,903

		2,782,786

Gas — 0.2%
AGL Resources, Inc.	5,916	325,558
NiSource, Inc.	172	6,766
Sempra Energy	182	19,057

		351,381

		3,134,167

TOTAL COMMON STOCK (Cost $87,812,548)		98,164,446

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	5,000	$125,650

TOTAL PREFERRED STOCK (Cost $125,000)		125,650

TOTAL EQUITIES (Cost $87,937,548)		98,290,096

	Principal Amount
BONDS & NOTES — 31.1%

CORPORATE DEBT — 14.2%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$90,000	91,342
WPP Finance 2010 4.750% 11/21/21	20,000	21,946
WPP Finance 2010 5.625% 11/15/43	125,000	136,550

		249,838

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	57,656
Exelis, Inc. 4.250% 10/01/16	70,000	74,246
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,477
United Technologies Corp. 6.125% 7/15/38	15,000	19,263

		156,642

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	33,680
Altria Group, Inc. 4.250% 8/09/42	20,000	18,634
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,918
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,415

		105,647

Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	30,000	30,413

Auto Manufacturers — 0.4%
General Motors Co. (b) 3.500% 10/02/18	50,000	51,125

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hyundai Capital America (b) 1.450% 2/06/17	$75,000	$75,283
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,320
Oshkosh Corp. 8.500% 3/01/20	277,000	299,160
Volvo Treasury AB (b) 5.950% 4/01/15	100,000	103,831

		569,719

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	46,000	49,507
TRW Automotive, Inc. (b) 7.250% 3/15/17	100,000	113,750

		163,257

Banks — 1.0%
Associated Banc-Corp. 5.125% 3/28/16	75,000	79,883
Bank of America Corp. 3.625% 3/17/16	55,000	57,448
Bank of America Corp. 4.000% 4/01/24	75,000	76,540
Bank of America Corp. 4.500% 4/01/15	35,000	36,044
Bank of America Corp. 5.650% 5/01/18	60,000	68,012
Bank of America Corp. 5.875% 2/07/42	40,000	47,504
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,020
Credit Suisse AG 5.400% 1/14/20	70,000	78,659
Deutsche Bank AG 1.400% 2/13/17	50,000	50,254
Deutsche Bank AG 2.500% 2/13/19	85,000	86,655
Discover Bank 2.000% 2/21/18	45,000	45,268
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,934
First Horizon National Corp. 5.375% 12/15/15	129,000	136,464
FirstMerit Corp. 4.350% 2/04/23	15,000	15,626
ICICI Bank Ltd. (b) 4.700% 2/21/18	200,000	211,532
ICICI Bank Ltd. (b) 4.750% 11/25/16	59,000	62,132
ICICI Bank Ltd. (b) 5.500% 3/25/15	94,000	96,533
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,815

	Principal Amount	Value
KFW 2.125% 1/17/23	$135,000	$130,651
Regions Financial Corp. 5.750% 6/15/15	50,000	52,259
Regions Financial Corp. 7.500% 5/15/18	30,000	35,706
SVB Financial Group 5.375% 9/15/20	15,000	16,975
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	62,099
UBS AG 5.750% 4/25/18	55,000	63,060
Valley National Bancorp 5.125% 9/27/23	45,000	47,393
Wachovia Corp. 5.750% 6/15/17	5,000	5,654
Wells Fargo & Co. 3.625% 4/15/15	40,000	41,033
Wells Fargo & Co. 4.480% 1/16/24	70,000	74,144
Zions Bancorp. 6.000% 9/15/15	2,000	2,111

		1,729,408

Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	15,000	14,291
Pernod Ricard SA (b) 2.950% 1/15/17	150,000	155,989

		170,280

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	48,287

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	61,469
Lafarge SA (b) 6.200% 7/09/15	125,000	130,937
Lafarge SA 6.500% 7/15/16	45,000	49,275
Martin Marietta Materials, Inc. FRN (b) (c) 1.331% 6/30/17	50,000	49,971
Owens Corning, Inc. 6.500% 12/01/16	40,000	44,610
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,574

		348,836

Chemicals — 0.6%
Ashland, Inc. 4.750% 8/15/22	385,000	386,925

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ashland, Inc. 6.875% 5/15/43	$45,000	$48,487
Cabot Corp. 5.000% 10/01/16	75,000	81,030
CF Industries, Inc. 3.450% 6/01/23	14,000	13,877
CF Industries, Inc. 5.375% 3/15/44	40,000	42,890
Cytec Industries, Inc. 3.500% 4/01/23	10,000	9,829
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,132
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,279
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,842
Ecolab, Inc. 4.350% 12/08/21	15,000	16,448
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	28,335
Incitec Pivot Ltd. (b) 4.000% 12/07/15	113,000	117,384
Methanex Corp. 5.250% 3/01/22	5,000	5,528
NOVA Chemicals Corp. 8.625% 11/01/19	25,000	26,700
RPM International, Inc. 3.450% 11/15/22	50,000	48,628
RPM International, Inc. 6.125% 10/15/19	50,000	57,557
RPM International, Inc. 6.500% 2/15/18	20,000	22,886
Valspar Corp. 7.250% 6/15/19	25,000	29,882

		979,639

Commercial Services — 0.3%
The ADT Corp. 2.250% 7/15/17	65,000	64,188
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	56,173
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	8,000	8,260
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,492
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	43,807
The Western Union Co. 5.930% 10/01/16	290,000	318,332

		506,252

Computers — 0.3%
Apple, Inc. 1.000% 5/03/18	75,000	73,347

	Principal Amount	Value
Apple, Inc. 2.400% 5/03/23	$50,000	$47,234
Apple, Inc. 3.850% 5/04/43	25,000	22,996
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,275
EMC Corp. 3.375% 6/01/23	67,000	67,800
Hewlett-Packard Co. 2.200% 12/01/15	50,000	51,071
International Business Machines Corp. 5.600% 11/30/39	30,000	35,941
SanDisk Corp. (b) 0.500% 10/15/20	81,000	101,908

		405,572

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	30,000	33,615
The Procter & Gamble Co. 5.800% 8/15/34	10,000	12,519

		46,134

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	15,000	15,677

Diversified Financial — 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (b) 4.500% 5/15/21	180,000	183,150
Affiliated Managers Group, Inc. 4.250% 2/15/24	51,000	52,766
Air Lease Corp. 3.375% 1/15/19	90,000	92,588
Air Lease Corp. 3.875% 4/01/21	60,000	61,200
Air Lease Corp. 5.625% 4/01/17	15,000	16,444
American Express Co. 6.150% 8/28/17	50,000	57,213
American Express Co. 8.125% 5/20/19	30,000	38,123
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	71,405
BlackRock, Inc. 5.000% 12/10/19	20,000	22,828
BlackRock, Inc. 6.250% 9/15/17	45,000	51,818
Citigroup, Inc. 5.375% 8/09/20	50,000	57,297
Citigroup, Inc. 5.500% 10/15/14	18,000	18,260
Citigroup, Inc. 5.500% 2/15/17	115,000	126,473

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.875% 5/29/37	$5,000	$5,897
Citigroup, Inc. 5.875% 1/30/42	20,000	23,926
Citigroup, Inc. 6.375% 8/12/14	41,000	41,273
Citigroup, Inc. 8.125% 7/15/39	15,000	22,515
Citigroup, Inc. 8.500% 5/22/19	30,000	38,346
Eaton Vance Corp. 3.625% 6/15/23	21,000	21,401
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,596
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	249,389
General Electric Capital Corp. 1.600% 11/20/17	60,000	60,372
General Electric Capital Corp. 5.625% 5/01/18	25,000	28,646
General Electric Capital Corp. 6.000% 8/07/19	30,000	35,536
General Electric Capital Corp. 6.875% 1/10/39	55,000	73,880
General Motors Financial Co., Inc. 2.750% 5/15/16	35,000	35,525
The Goldman Sachs Group, Inc. 1.600% 11/23/15	55,000	55,571
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	50,975
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	38,519
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	46,287
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	22,936
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	22,848
HSBC Finance Corp. 6.676% 1/15/21	30,000	35,877
Hyundai Capital America (b) 1.625% 10/02/15	30,000	30,272
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,868
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	40,000	40,450
International Lease Finance Corp. 3.875% 4/15/18	55,000	56,375
International Lease Finance Corp. 5.750% 5/15/16	191,000	204,609
Janus Capital Group, Inc. 6.700% 6/15/17	65,000	73,576

	Principal Amount	Value
JP Morgan Chase & Co. 3.450% 3/01/16	$85,000	$88,699
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	43,830
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	78,823
JP Morgan Chase & Co. 5.600% 7/15/41	95,000	111,417
Lazard Group LLC 4.250% 11/14/20	110,000	115,246
Lazard Group LLC 6.850% 6/15/17	75,000	85,089
Legg Mason, Inc. 5.625% 1/15/44	55,000	59,783
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	25,000	26,705
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	27,474
Morgan Stanley 3.800% 4/29/16	30,000	31,498
Morgan Stanley 4.200% 11/20/14	130,000	131,953
Morgan Stanley 5.450% 1/09/17	60,000	66,096
Morgan Stanley 5.625% 9/23/19	50,000	57,510
Morgan Stanley 5.750% 1/25/21	20,000	23,233
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,233

		3,162,619

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	15,000	16,088
Berkshire Hathaway Energy 5.950% 5/15/37	70,000	85,428
CMS Energy Corp. 5.050% 2/15/18	80,000	88,478
Florida Power & Light Co. 4.950% 6/01/35	25,000	28,230
Georgia Power Co. 4.300% 3/15/42	10,000	10,032
IPALCO Enterprises, Inc. 5.000% 5/01/18	75,000	80,062
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	303,000	330,270
Kansas Gas & Electric Co. 5.647% 3/29/21	49,351	53,040
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	64,259
Metropolitan Edison Co. (b) 4.000% 4/15/25	50,000	50,451

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Fuel Gas Co. 3.750% 3/01/23	$20,000	$19,757
Nevada Power Co. Series N 6.650% 4/01/36	20,000	26,906
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	33,984
NiSource Finance Corp. 4.800% 2/15/44	45,000	45,495
NiSource Finance Corp. 5.800% 2/01/42	40,000	45,827
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,945
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	21,644
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,149
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	70,147
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,989
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	48,433
Puget Energy, Inc. 6.500% 12/15/20	59,000	71,129
Southern California Edison Co. 5.950% 2/01/38	20,000	25,276
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	45,000	44,256
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	9,209	9,209
TransAlta Corp. 1.900% 6/03/17	55,000	55,215
Transelec SA (b) 4.625% 7/26/23	25,000	25,656
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	42,179	45,411
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	39,661
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	55,144

		1,540,571

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	133,737

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	50,000	50,703
Amphenol Corp. 4.000% 2/01/22	20,000	20,595
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	50,411

	Principal Amount	Value
Avnet, Inc. 4.875% 12/01/22	$23,000	$24,482
Jabil Circuit, Inc. 7.750% 7/15/16	285,000	322,406
Jabil Circuit, Inc. 8.250% 3/15/18	20,000	23,825

		492,422

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	25,000	26,574

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	32,140
Republic Services, Inc. 5.250% 11/15/21	5,000	5,697

		37,837

Foods — 0.3%
ConAgra Foods, Inc. 4.950% 8/15/20	30,000	33,248
ConAgra Foods, Inc. 6.625% 8/15/39	15,000	18,765
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	48,091
Delhaize Group 6.500% 6/15/17	45,000	50,743
Ingredion Inc 1.800% 9/25/17	150,000	150,116
Kraft Foods, Inc. 4.125% 2/09/16	60,000	63,094
Kraft Foods, Inc. 6.500% 2/09/40	14,000	17,927
Tyson Foods, Inc. 6.600% 4/01/16	45,000	49,292
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	15,000	15,236

		446,512

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	22,053
International Paper Co. 7.300% 11/15/39	25,000	33,748
International Paper Co. 9.375% 5/15/19	15,000	19,862
The Mead Corp. 7.550% 3/01/47	50,000	59,562

		135,225

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	10,252

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	$35,000	$40,687
Hospira, Inc. 5.200% 8/12/20	35,000	38,308
Johnson & Johnson 5.850% 7/15/38	10,000	12,831

		91,826

Health Care – Services — 0.1%
Cigna Corp. 2.750% 11/15/16	40,000	41,541
Cigna Corp. 5.125% 6/15/20	20,000	22,615
Howard Hughes Medical Institute 3.500% 9/01/23	35,000	36,035
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,135
Roche Holdings, Inc. (b) 6.000% 3/01/19	11,000	12,923
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,108
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	60,930

		196,287

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	51,709

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	20,000	20,197
Whirlpool Corp. 5.150% 3/01/43	10,000	10,639

		30,836

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	15,000	14,439
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,136
Jarden Corp. (b) 1.125% 3/15/34	17,000	17,361
Jarden Corp. 1.500% 6/15/19	5,000	6,041

		68,977

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,163

Insurance — 1.0%
Aflac, Inc. 3.625% 6/15/23	52,000	53,073

	Principal Amount	Value
Aflac, Inc. 8.500% 5/15/19	$25,000	$32,235
The Allstate Corp. 5.550% 5/09/35	30,000	35,682
The Allstate Corp. VRN 5.750% 8/15/53	70,000	75,184
The Allstate Corp. 7.450% 5/16/19	5,000	6,219
Arch Capital Group US, Inc. 5.144% 11/01/43	40,000	43,280
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	20,172
The Chubb Corp. VRN 6.375% 3/29/67	52,000	57,785
CNA Financial Corp. 3.950% 5/15/24	40,000	41,274
CNA Financial Corp. 7.350% 11/15/19	40,000	49,341
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	61,600
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	50,000	59,125
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	21,000	21,766
Lincoln National Corp. 4.300% 6/15/15	20,000	20,669
Lincoln National Corp. 8.750% 7/01/19	50,000	64,828
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	49,980
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	58,883
MetLife Capital Trust IV (b) 7.875% 12/15/37	70,000	86,975
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,953
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,732
The Progressive Corp. VRN 6.700% 6/15/37	75,000	83,437
Prudential Financial, Inc. 3.875% 1/14/15	45,000	45,834
Prudential Financial, Inc. 4.500% 11/15/20	25,000	27,555
Prudential Financial, Inc. 4.750% 9/17/15	75,000	78,714
Prudential Financial, Inc. VRN 5.200% 3/15/44	65,000	66,300
Prudential Financial, Inc. VRN 5.625% 6/15/43	45,000	48,136
Prudential Financial, Inc. 6.200% 11/15/40	15,000	18,778

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. VRN 8.875% 6/15/38	$55,000	$67,446
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	24,959
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	59,004
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	44,113
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	53,135
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	32,240
Voya Financial, Inc. 5.500% 7/15/22	30,000	34,360
Voya Financial, Inc. VRN 5.650% 5/15/53	45,000	45,787
Willis Group Holdings PLC 4.125% 3/15/16	5,000	5,228
Willis North America, Inc. 7.000% 9/29/19	21,000	24,645

		1,648,427

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	106,734

Investment Companies — 0.1%
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	50,000	50,566
Xstrata Finance Canada Ltd. (b) 2.850% 11/10/14	50,000	50,287
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	45,000	49,515

		150,368

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	31,015
ArcelorMittal 4.250% 8/05/15	141,000	144,701
ArcelorMittal 5.750% 8/05/20	60,000	64,500
ArcelorMittal 9.500% 2/15/15	115,000	120,606
Cliffs Natural Resources, Inc. 3.950% 1/15/18	25,000	25,333
Commercial Metals Co. 6.500% 7/15/17	30,000	33,413
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	30,605
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	59,752
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	61,588

		571,513

	Principal Amount	Value
Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	$50,000	$50,289

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	59,194
Marriott International, Inc. 3.375% 10/15/20	50,000	51,841
Marriott International, Inc. 5.810% 11/10/15	15,000	15,955
Marriott International, Inc. 6.200% 6/15/16	110,000	120,843
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,884
Wyndham Worldwide Corp. 2.500% 3/01/18	35,000	35,535
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,580
Wynn Las Vegas LLC 7.750% 8/15/20	90,000	98,100

		402,932

Machinery – Diversified — 0.2%
CNH Capital LLC 3.250% 2/01/17	25,000	25,344
CNH Capital LLC (b) 3.375% 7/15/19	50,000	49,625
CNH Capital LLC 3.625% 4/15/18	25,000	25,531
CNH Capital LLC 3.875% 11/01/15	70,000	71,400
CNH Capital LLC 6.250% 11/01/16	45,000	48,825
Xylem, Inc. 3.550% 9/20/16	40,000	42,140
Xylem, Inc. 4.875% 10/01/21	20,000	21,751

		284,616

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	25,000	25,031
General Electric Co. 4.125% 10/09/42	50,000	49,383
Harsco Corp 2.700% 10/15/15	246,000	248,153
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	47,656
Textron, Inc. 6.200% 3/15/15	50,000	52,039
Tyco Electronics Group SA 6.550% 10/01/17	40,000	46,287

		468,549

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.3%
21st Century Fox America Co. 6.900% 8/15/39	$25,000	$32,702
CBS Corp. 7.875% 7/30/30	40,000	53,751
Comcast Corp. 6.400% 5/15/38	35,000	44,608
Globo Comunicacao e Participacoes SA (b) 6.250% 7/29/49	100,000	104,625
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,410
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	32,220
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,671
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,825
Time Warner, Inc. 4.700% 1/15/21	35,000	38,756
Time Warner, Inc. 6.100% 7/15/40	25,000	29,346
Time Warner, Inc. 6.250% 3/29/41	5,000	6,017
Viacom, Inc. 6.250% 4/30/16	40,000	43,928

		417,859

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	175,000	176,792

Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	20,000	20,298
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	30,000	31,125
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	65,552
Vale Overseas Ltd. 6.250% 1/23/17	65,000	72,735
Vale Overseas Ltd. 6.875% 11/10/39	15,000	16,658
Vulcan Materials Co. 6.500% 12/01/16	3,000	3,323

		209,691

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	65,000	67,233
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	26,455
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,363
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,731

	Principal Amount	Value
Xerox Corp. 4.250% 2/15/15	$30,000	$30,691

		136,473

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	57,477

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	100,000	115,134
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	38,257
Chesapeake Energy Corp. 3.250% 3/15/16	175,000	176,094
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	9,638
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	96,412
ConocoPhillips 6.500% 2/01/39	20,000	26,822
Devon Energy Corp. 5.600% 7/15/41	40,000	46,298
Ecopetrol SA 4.250% 9/18/18	10,000	10,700
EQT Corp. 4.875% 11/15/21	25,000	27,323
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	45,463
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	45,933
Nexen, Inc. 7.500% 7/30/39	5,000	6,766
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,850
Petrobras Global Finance BV 2.000% 5/20/16	35,000	35,051
Petrobras Global Finance BV 3.000% 1/15/19	20,000	19,633
Petrobras Global Finance BV 3.250% 3/17/17	175,000	179,426
Petrobras International Finance Co. 3.875% 1/27/16	59,000	60,832
Petrobras International Finance Co. 5.375% 1/27/21	50,000	52,111
Petrobras International Finance Co. 6.750% 1/27/41	20,000	20,600
Petroleos Mexicanos (b) 3.125% 1/23/19	10,000	10,345
Petroleos Mexicanos 5.500% 1/21/21	60,000	67,350
Petroleos Mexicanos (b) 6.375% 1/23/45	15,000	17,419
Phillips 66 5.875% 5/01/42	20,000	23,961

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pioneer Natural Resources Co. 5.875% 7/15/16	$50,000	$54,714
Pioneer Natural Resources Co. 7.500% 1/15/20	50,000	61,686
Rowan Cos., Inc. 4.875% 6/01/22	50,000	53,558
Rowan Cos., Inc. 5.000% 9/01/17	40,000	43,385
Shell International Finance BV 5.500% 3/25/40	15,000	17,969
Talisman Energy, Inc. 5.500% 5/15/42	20,000	21,685
Transocean, Inc. 4.950% 11/15/15	70,000	73,805
Transocean, Inc. 5.050% 12/15/16	40,000	43,453
Valero Energy Corp. 6.125% 2/01/20	40,000	47,269

		1,554,942

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	45,498
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	50,000	60,469
SEACOR Holdings, Inc. (b) 3.000% 11/15/28	7,000	6,878
SESI LLC 6.375% 5/01/19	25,000	26,687
Superior Energy Services, Inc. 7.125% 12/15/21	98,000	110,495
Weatherford International Ltd. 4.500% 4/15/22	25,000	26,581
Weatherford International Ltd. 5.950% 4/15/42	20,000	22,682

		299,290

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,975

Pharmaceuticals — 0.3%
McKesson Corp. 1.292% 3/10/17	20,000	20,053
McKesson Corp. 2.284% 3/15/19	20,000	20,070
McKesson Corp. 3.796% 3/15/24	15,000	15,335
McKesson Corp. 4.750% 3/01/21	30,000	33,423
McKesson Corp. 4.883% 3/15/44	10,000	10,502
McKesson Corp. 6.000% 3/01/41	30,000	36,152

	Principal Amount	Value
Merck Sharp & Dohme Corp. 5.850% 6/30/39	$10,000	$12,325
Mylan, Inc. (b) 7.875% 7/15/20	225,000	249,043
Pfizer, Inc. 7.200% 3/15/39	35,000	49,502
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	30,228
Warner Chilcott Co. LLC 7.750% 9/15/18	45,000	47,308
Zoetis, Inc. 3.250% 2/01/23	15,000	14,838

		538,779

Pipelines — 0.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	43,572
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	104,417
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	27,465
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	24,443
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,447
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,008
Enable Oklahoma Intrastate Transmission LLC (b) 6.875% 7/15/14	120,000	120,213
Energy Transfer Partners LP FRN 3.243% 11/01/66	50,000	45,950
Enterprise Products Operating LP 3.200% 2/01/16	25,000	25,971
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	40,885
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	27,887
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	29,362
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	6,164
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	38,238
ONEOK Partners LP 3.250% 2/01/16	25,000	25,974
ONEOK Partners LP 6.125% 2/01/41	30,000	35,428
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	61,827
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	37,970

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Williams Cos., Inc. 3.700% 1/15/23	$20,000	$19,239
Williams Partners LP 5.250% 3/15/20	75,000	84,600

		832,060

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp. 3.400% 2/15/19	40,000	41,846
American Tower Corp. 4.500% 1/15/18	60,000	65,376
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 2.000% 2/06/17	55,000	55,132
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 3.000% 2/06/19	25,000	25,095
Boston Properties LP 3.700% 11/15/18	20,000	21,351
Boston Properties LP 4.125% 5/15/21	30,000	31,853
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	43,564
DDR Corp. 4.750% 4/15/18	15,000	16,325
DDR Corp. 7.875% 9/01/20	115,000	145,517
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	77,857
Duke Realty LP 8.250% 8/15/19	50,000	62,884
ERP Operating LP 4.625% 12/15/21	15,000	16,511
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,716
HCP, Inc. 2.625% 2/01/20	35,000	35,018
Highwoods Realty LP 5.850% 3/15/17	100,000	111,145
ProLogis LP 2.750% 2/15/19	15,000	15,283
Realty Income Corp. 2.000% 1/31/18	90,000	90,425
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	21,245

		888,143

Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	10,000	12,452
CVS Pass-Through Trust (b) 5.926% 1/10/34	56,547	64,607
The Home Depot, Inc. 5.950% 4/01/41	30,000	37,598

	Principal Amount	Value
McDonald’s Corp. 6.300% 10/15/37	$25,000	$32,309
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	23,485
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	43,748
QVC, Inc. 3.125% 4/01/19	35,000	35,595
QVC, Inc. 4.375% 3/15/23	25,000	25,395
QVC, Inc. 5.125% 7/02/22	10,000	10,647
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	48,308

		334,144

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	33,000	33,300
Glencore Funding LLC (b) 2.500% 1/15/19	55,000	54,860
Glencore Funding LLC (b) 3.125% 4/29/19	30,000	30,594
Washington Mutual Bank (d) 5.650% 8/15/14	180,000	18

		118,772

Semiconductors — 0.1%
Intel Corp., Convertible 2.950% 12/15/35	50,000	62,156
Micron Technology, Inc., Convertible 2.125% 2/15/33	44,000	133,568
Micron Technology, Inc., Convertible 3.000% 11/15/43	19,000	24,474

		220,198

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,169
CA, Inc. 2.875% 8/15/18	25,000	25,577
CA, Inc. 5.375% 12/01/19	40,000	44,969
Citrix Systems, Inc. (b) 0.500% 4/15/19	80,000	84,700
Microsoft Corp. 3.000% 10/01/20	5,000	5,222
Oracle Corp. 1.200% 10/15/17	50,000	49,933

		236,570

Telecommunications — 0.8%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,717

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
America Movil SAB de CV 6.125% 3/30/40	$30,000	$35,335
AT&T, Inc. 6.500% 9/01/37	65,000	80,345
British Telecom PLC 9.625% 12/15/30	15,000	23,891
CenturyLink, Inc. 6.150% 9/15/19	30,000	32,700
CenturyLink, Inc. 7.600% 9/15/39	10,000	10,037
Cisco Systems, Inc. 5.500% 1/15/40	10,000	11,644
Deutsche Telekom International Finance BV 8.750% 6/15/30	15,000	21,937
Embarq Corp. 7.082% 6/01/16	30,000	33,380
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,905
Juniper Networks, Inc. 5.950% 3/15/41	35,000	38,819
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,757
Sprint Communications, Inc. (b) 9.000% 11/15/18	95,000	115,187
Telecom Italia Capital 6.000% 9/30/34	10,000	10,025
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	25,985
Telefonica Emisiones SAU 3.192% 4/27/18	250,000	261,269
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	68,055
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	34,064
Verizon Communications, Inc. 2.500% 9/15/16	25,000	25,769
Verizon Communications, Inc. 3.650% 9/14/18	30,000	32,084
Verizon Communications, Inc. 5.150% 9/15/23	50,000	55,955
Verizon Communications, Inc. 6.550% 9/15/43	75,000	94,383
Verizon Communications, Inc. 8.750% 11/01/18	19,000	24,122
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	54,857
Virgin Media Finance PLC 8.375% 10/15/19	100,000	105,750

		1,256,972

Transportation — 0.2%
Asciano Finance (b) 3.125% 9/23/15	25,000	25,514

	Principal Amount	Value
Asciano Finance (b) 4.625% 9/23/20	$20,000	$21,352
Asciano Finance (b) 5.000% 4/07/18	55,000	59,888
Canadian National Railway Co. 5.850% 11/15/17	30,000	34,150
Canadian National Railway Co. 6.375% 11/15/37	20,000	26,364
Con-way, Inc. 7.250% 1/15/18	10,000	11,661
CSX Corp. 7.250% 5/01/27	10,000	12,505
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	23,826
Ryder System, Inc. 2.500% 3/01/18	110,000	112,987
Ryder System, Inc. 2.550% 6/01/19	15,000	15,184
Union Pacific Corp. 4.000% 2/01/21	25,000	27,252

		370,683

Trucking & Leasing — 0.2%
GATX Corp. 2.375% 7/30/18	30,000	30,262
GATX Corp. 3.500% 7/15/16	40,000	41,908
GATX Corp. 3.900% 3/30/23	20,000	20,332
GATX Corp. 4.750% 5/15/15	35,000	36,255
GATX Corp. 4.750% 6/15/22	30,000	32,353
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	130,000	133,630
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	65,000	65,120

		359,860

TOTAL CORPORATE DEBT (Cost $22,494,350)		23,675,256

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	154,852
San Diego County Regional Airport Authority 5.594% 7/01/43	200,000	214,344
State of California 5.950% 4/01/16	35,000	38,206
State of California BAB 7.550% 4/01/39	25,000	37,583

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 7.600% 11/01/40	$85,000	$128,511
State of Illinois 5.365% 3/01/17	100,000	109,439

		682,935

TOTAL MUNICIPAL OBLIGATIONS (Cost $648,840)		682,935

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Automobile ABS — 0.4%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (b) 1.320% 2/15/17	47,992	48,073
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (b) 1.640% 11/15/16	16,047	16,104
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	4,341	4,350
Capital Automotive REIT, Series 2011-1A, Class A (b) 5.610% 11/15/39	96,817	103,311
CarNow Auto Receivables Trust, Series 2013-1A, Class A (b) 1.160% 10/16/17	33,348	33,346
CPS Auto Trust, Series 2012-D, Class A (b) 1.480% 3/16/20	48,496	48,634
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (b) 1.290% 10/16/17	25,725	25,774
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (b) 1.440% 10/15/19	75,000	75,385
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	36,726	36,783
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	55,642	56,002
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2 0.550% 9/15/16	13,881	13,885
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	33,031	33,062
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (b) 2.060% 6/15/17	4,812	4,812
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	70,000	71,773

	Principal Amount	Value
SNAAC Auto Receivables Trust 2013-1, Series 2013-1A, Class A (b) 1.140% 7/16/18	$13,572	$13,583

		584,877

Commercial MBS — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.948% 2/10/51	59,315	65,745
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.015% 2/10/51	45,000	50,358
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.418% 2/10/51	75,000	84,790
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.461% 2/10/51	50,000	57,060
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	75,000	78,155
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	81,404
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	54,177
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	105,000	113,219
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	40,000	44,512
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	120,000	134,635
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.937% 9/11/38	85,000	91,431
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	120,385	118,824
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,082
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	77,000	81,113

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	$55,000	$59,110
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	50,000	55,594
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.988% 12/10/49	83,000	92,906
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	105,701
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	93,720	94,423
GS Mortgage Securities Corp., Trust, Series 2013-NYC5 (b) 2.318% 1/10/30	100,000	100,903
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	107,916
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	65,000	70,899
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	60,000	64,730
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	60,000	67,108
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	111,015
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	43,278
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	60,000	65,359
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	37,170	37,525
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.647% 3/12/44	60,000	63,911
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.454% 1/11/43	35,000	39,915

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	$53,858	$53,320
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.565% 8/15/39	50,000	52,407
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	70,000	75,841
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	70,000	74,469
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.505% 12/15/44	105,000	110,724
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	162,158
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.140% 2/15/51	35,000	38,327
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.140% 2/15/51	50,000	55,826
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	75,544	79,081
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	103,713
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	42,384
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	53,948

		3,172,996

Home Equity ABS — 0.8%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.422% 8/25/35	43,242	42,762
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.480% 11/25/35	35,080	34,475
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.890% 11/25/34	9,505	9,490
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.812% 6/25/35	25,313	25,009
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.827% 2/25/35	17,680	17,475

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.600% 4/28/39	$40,000	$38,880
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.352% 11/25/45	66,922	63,109
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.562% 12/25/33	5,479	5,448
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.582% 7/25/35	22,432	21,664
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.600% 8/25/35	26,685	25,982
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.612% 9/25/34	8,868	8,812
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.642% 12/25/35	13,050	12,963
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.442% 7/25/36	25,386	25,244
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.572% 5/25/36	60,964	57,104
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.582% 5/25/35	37,058	36,649
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.602% 7/25/35	75,563	72,423
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.392% 1/25/36	23,510	22,762
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.582% 4/25/35	23,672	22,168
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.322% 8/25/36	24,275	23,680
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.812% 10/25/35	14,584	14,498
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.642% 7/25/35	21,789	21,616
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.932% 12/25/32	23,216	22,865

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.432% 8/25/45	$1,223	$1,220
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.947% 2/25/35	59,873	56,998
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.977% 6/25/35	88,343	83,537
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.872% 3/25/35	75,000	69,238
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.885% 6/28/35	86,918	85,390
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.915% 6/28/35	100,000	88,925
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.902% 7/25/35	39,336	38,827
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.602% 8/25/35	37,301	36,427
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.622% 5/25/35	5,233	5,204
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.412% 9/25/35	31,837	31,287
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.532% 8/25/35	33,030	32,431
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.652% 3/25/35	27,624	27,144
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.342% 3/25/36	1,303	1,302
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.432% 1/25/37	68,813	68,593
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.492% 3/25/36	8,455	8,406
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.512% 8/25/35	18,239	18,077

		1,278,084

Other ABS — 1.5%
321 Henderson Receivables I LLC, Series 2002-AA, Class NOTE (b) 4.744% 11/15/29	53,736	54,150

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.763% 7/20/26	$250,000	$249,997
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	87,041	86,988
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	49,063	50,055
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.334% 8/18/21	49,161	49,043
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	100,000	100,471
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	96,625	104,348
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	95,422	96,451
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	79,388	80,305
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	45,625	46,053
Icon Brands Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	47,048	47,554
LCM Ltd., Series 16A, Class A FRN (b) 1.758% 7/15/26	250,000	250,105
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.723% 7/20/26	250,000	250,399
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.097% 4/25/35	127,880	124,578
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	76,828	77,528
RAAC, Series 2005-RP2, Class M1 FRN (b) 0.802% 6/25/35	34,101	34,017
Race Point CLO Ltd., Series 2012-7A, Class A FRN (b) 1.657% 11/08/24	250,000	250,235
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	41,072	41,311
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	30,644	31,175

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	$23,586	$24,199
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	56,773	60,606
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	100,000	100,733
TAL Advantage LLC, Series 2006-1A FRN (b) 0.343% 4/20/21	73,333	72,583
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.552% 10/15/15	100,000	101,044
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	65,078	68,739

		2,452,667

Student Loans ABS — 0.5%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.357% 8/25/26	24,070	23,966
Access Group, Inc., Series 2003-A, Class A3 FRN 1.230% 7/01/38	35,930	33,233
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1/25/47	75,000	63,000
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.392% 11/26/40	65,000	71,846
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 6/15/43	50,000	45,673
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 6/15/43	50,000	49,687
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.391% 12/15/22	10,029	10,006
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	50,000	48,980
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.347% 11/25/26	73,935	73,673
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.633% 6/25/42	35,892	34,645
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.528% 10/28/41	77,872	77,632

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.952% 4/25/46	$27,257	$27,568
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.439% 5/28/26	36,109	36,051
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.397% 7/15/36	93,704	93,131
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 6/17/30	50,000	48,538
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.449% 3/25/44	90,715	80,875
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.320% 6/17/30	50,000	50,000

		868,504

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	8,047	7,935
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.011% 9/25/33	2,062	1,859
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.544% 8/25/34	6,124	5,806
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.512% 7/25/35	8,207	8,104
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.262% 5/25/37	81,287	52,909
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.355% 8/25/34	23,598	20,154
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.402% 8/25/36	17,651	16,260
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.225% 2/25/34	2,944	2,743
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.534% 7/25/33	1,705	1,717
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	79	79
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	4,170	4,185

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.568% 3/25/34	$15,793	$15,807
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.523% 4/25/44	34,220	35,091

		172,649

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.400% 11/25/37	28,523	28,037
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.746% 6/25/32	9,281	9,016

		37,053

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,504,889)		8,566,830

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	48,700
Mexico Government International Bond 4.750% 3/08/44	91,000	92,820
Peruvian Government International Bond 6.550% 3/14/37	20,000	25,130
Poland Government International Bond 6.375% 7/15/19	50,000	59,250
Province of Quebec Canada 2.625% 2/13/23	92,000	89,629
Province of Quebec Canada 7.500% 9/15/29	20,000	28,447
Republic of Brazil International Bond 5.625% 1/07/41	65,000	69,875
Republic of Turkey International Bond 4.875% 4/16/43	19,000	17,860
United Mexican States 5.125% 1/15/20	35,000	39,655
United Mexican States 6.750% 9/27/34	35,000	45,325

		516,691

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $491,848)		516,691

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.0%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 4290, Class CA 3.500% 12/15/38	122,013	126,881

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$49,779	$55,897

		182,778

Pass-Through Securities — 8.9%
Federal Home Loan Mortgage Corp. Pool #G05253 5.000% 2/01/39	24,225	26,848
Pool #E85389 6.000% 9/01/16	5,006	5,234
Pool #G11431 6.000% 2/01/18	1,954	2,057
Pool #E85015 6.500% 8/01/16	1,549	1,621
Pool #G00729 8.000% 6/01/27	23,791	28,434
Pool #554904 9.000% 3/01/17	71	77
Federal National Mortgage Association Pool #725692 2.269% 10/01/33 FRN	25,120	26,508
Pool #888586 2.342% 10/01/34 FRN	45,257	47,901
Pool #AB8756 3.000% 3/01/43	162,553	159,969
Pool #AT0976 3.000% 4/01/43	158,981	156,453
Pool #AT2911 3.000% 4/01/43	189,139	186,132
Pool #890564 3.000% 6/01/43	181,306	180,010
Pool #AO8629 3.500% 7/01/42	247,615	255,198
Pool #AP6609 3.500% 9/01/42	86,700	89,355
Pool #AR8708 3.500% 4/01/43	52,172	53,354
Pool #AT0998 3.500% 4/01/43	259,455	265,334
Pool #AT4050 3.500% 5/01/43	66,687	68,198
Pool #MA1463 3.500% 6/01/43	174,190	178,136
Pool #564594 7.000% 1/01/31	8,351	9,719
Pool #253795 7.000% 5/01/31	8,458	9,853
Pool #507061 7.500% 10/01/29	868	1,032
Pool #527761 7.500% 2/01/30	2,006	2,337
Pool #531196 7.500% 2/01/30	990	1,183

	Principal Amount	Value
Pool #534119 7.500% 3/01/30	$678	$810
Pool #534420 7.500% 3/01/30	693	828
Pool #253183 7.500% 4/01/30	3,649	4,346
Pool #253265 7.500% 5/01/30	2,767	3,278
Pool #535248 8.000% 4/01/30	230	277
Pool #539460 8.000% 5/01/30	2,016	2,440
Pool #546988 8.000% 7/01/30	1,325	1,399
Pool #190317 8.000% 8/01/31	2,651	3,200
Federal National Mortgage Association TBA
Pool #515 3.000% 9/01/42 (c)	2,234,000	2,207,122
Pool #2409 3.500% 8/01/26 (c)	750,000	794,824
Pool #1127 3.500% 4/01/42 (c)	175,000	180,168
Pool #6447 4.000% 12/01/41 (c)	900,000	955,266
Pool #15801 4.500% 2/01/40 (c)	1,450,000	1,570,531
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	245,000	255,097
Pool #351528 7.000% 8/15/23	6,607	7,165
Pool #352049 7.000% 10/15/23	1,320	1,507
Pool #588012 7.000% 7/15/32	3,496	4,153
Pool #591581 7.000% 8/15/32	3,014	3,584
Pool #185306 7.500% 4/15/17	1,768	1,850
Pool #189371 7.500% 6/15/17	1,005	1,069
Government National Mortgage Association II
Pool #82488 1.625% 3/20/40 FRN	40,669	42,141
Pool #82462 3.500% 1/20/40 FRN	40,218	42,475

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association TBA
Pool #466 3.000% 10/01/42 (c)	$525,000	$528,938
Pool #24 3.000% 11/01/42 (c)	925,000	933,672
Pool # 3143 3.500% 1/01/42 (c)	1,000,000	1,039,844
Pool # 1767 4.000% 8/01/42 (c)	3,425,000	3,666,356
Pool #1207 4.500% 11/01/40 (c)	775,000	846,445

		14,853,728

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,989,277)		15,036,506

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds & Notes — 2.0%
U.S. Treasury Bond 2.750% 8/15/42	960,000	858,527
U.S. Treasury Bond 2.875% 5/15/43	285,000	260,456
U.S. Treasury Bond 3.375% 5/15/44	130,000	130,876
U.S. Treasury Inflation Index 0.375% 7/15/23	560,230	571,085
U.S. Treasury Note (e) (f) 1.625% 4/30/19	155,000	155,295
U.S. Treasury Note 2.500% 8/15/23	1,300,000	1,307,744

		3,283,983

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,213,621)		3,283,983

TOTAL BONDS & NOTES (Cost $50,342,825)		51,762,201

	Number of Shares
MUTUAL FUNDS — 7.3%
Diversified Financial — 7.3%
iShares MSCI Australia Index Fund	5,500	143,715
iShares MSCI EAFE Index Fund	73,430	5,020,409
iShares MSCI France Index Fund	3,300	96,195
iShares MSCI Germany Index Fund	5,800	181,424
iShares MSCI Hong Kong Index Fund	600	12,528

	Number of Shares	Value
iShares MSCI Italy Capped Index Fund	4,600	$79,948
iShares MSCI Japan Index Fund	25,300	304,612
iShares MSCI Russia Capped Index Fund	5,100	103,173
iShares MSCI South Africa Index Fund	800	54,968
iShares MSCI Spain Index Fund	1,500	64,230
iShares MSCI Sweden Index Fund	2,200	77,638
iShares MSCI Switzerland Capped Index Fund	4,700	161,304
iShares MSCI United Kingdom Index Fund	14,900	311,112
Vanguard FTSE Developed Markets ETF	74,840	3,187,436
Vanguard MSCI Emerging Markets ETF	55,800	2,406,654

		12,205,346

TOTAL MUTUAL FUNDS (Cost $10,930,214)		12,205,346

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month LIBOR BBA 10 Year Swaption, Call, Expires 04/25/16, Strike 3.03 (OTC - Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	$4,290,000	108,135

TOTAL PURCHASED OPTIONS (Cost $89,447)		108,135

TOTAL LONG-TERM INVESTMENTS (Cost $149,300,034)		162,365,778

	Principal Amount
SHORT-TERM INVESTMENTS — 10.8%
Commercial Paper — 9.6%
Albemarle Corp. (b) 0.230% 7/09/14	914,000	913,952
American Electric Power Co., Inc. (b) 0.210% 7/01/14	615,000	615,000
Bacardi Ltd. (b) 0.240% 7/16/14	1,000,000	999,900
COX Enterprises, Inc. (b) 0.260% 7/08/14	987,000	986,950

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DENTSPLY International, Inc. (b) 0.270% 8/11/14	$995,000	$994,694
Dominion Resources (b) 0.220% 7/15/14	882,000	881,925
Duke Energy Corp. (b) 0.220% 7/14/14	907,000	906,928
Enbridge (US), Inc. (b) 0.300% 7/28/14	1,067,000	1,066,760
FMC Technologies, Inc (b) 0.280% 8/12/14	759,000	758,752
Hewlett-Packard Co. (b) 0.260% 7/03/14	929,000	928,987
Marriott International, Inc. (b) 0.300% 8/05/14	329,000	328,904
Noble Corp. (b) 0.270% 7/17/14	440,000	439,947
OGE Energy Corp. (b) 0.240% 7/10/14	602,000	601,964
Pall Corp. (b) 0.250% 7/25/14	750,000	749,875
Pearson Holdings, Inc. (b) 0.280% 7/11/14	529,000	528,959
Pearson Holdings, Inc. (b) 0.300% 7/21/14	1,000,000	999,833
Pentair Finance (b) 0.304% 7/08/14	1,000,000	999,942
Ryder System, Inc. 0.220% 7/02/14	575,000	574,996
Time Warner Cable, Inc. (b) 0.254% 7/10/14	1,000,000	999,938
Westar Energy, Inc. (b) 0.230% 7/07/14	700,000	699,973

		15,978,179

Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (g)	1,804,429	1,804,429

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	68,786	68,786

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 0.000% 7/17/14	225,000	224,994

TOTAL SHORT-TERM INVESTMENTS (Cost $18,076,388)		18,076,388

Value
TOTAL INVESTMENTS —108.4% (Cost $167,376,422) (h)	$180,442,166

Other Assets/(Liabilities) — (8.4)%	(13,997,491)

NET ASSETS — 100.0%	$166,444,675

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $23,890,701 or 14.35% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2014, these securities amounted to a value of $18 or 0.00% of net assets.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	Maturity value of $1,804,430. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 8/15/39, and an aggregate market value, including accrued interest, of $1,841,787.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

June 30, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 13.3%

SOVEREIGN DEBT OBLIGATIONS — 4.1%
Mexican Bonos MXN (a) 8.000% 12/07/23	$3,600,000	$324,187
Poland Government International Bond 3.000% 3/17/23	492,000	477,978
United Mexican States MXN (a) 10.000% 12/05/24	1,170,000	120,421

		922,586

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $908,639)		922,586

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bonds & Notes — 9.2%
U.S. Treasury Note 2.125% 8/15/21	344,000	343,778
U.S. Treasury Note 2.750% 2/15/24	643,400	658,015
U.S. Treasury Note 3.125% 5/15/19	1,023,900	1,098,033

		2,099,826

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,094,882)		2,099,826

TOTAL BONDS & NOTES (Cost $3,003,521)		3,022,412

	Number of Shares
MUTUAL FUNDS — 107.4%
Diversified Financial — 107.4%
iShares Global Materials ETF (b)	13,678	882,505
iShares Global Tech ETF (b)	14,772	1,314,265
iShares iBoxx $ High Yield Corporate Bond Fund (b)	13,742	1,308,238
iShares MSCI Japan Index Fund	223,820	2,694,793
iShares MSCI South Korea Capped Index Fund (b)	10,515	683,685
iShares MSCI Taiwan Index Fund (b)	31,602	499,312
iShares S&P Global Healthcare Sector Index Fund (b)	17,605	1,660,680
iShares S&P Global Industrials Sector Index Fund (b)	26,950	1,963,577
SPDR S&P 500 ETF Trust	14,304	2,799,579
State Street Navigator Securities Lending Prime Portfolio (c)	6,527,438	6,527,438
Vanguard Financials ETF (b)	35,790	1,659,940
Vanguard FTSE Europe ETF	32,275	1,934,886
Vanguard Information Technology ETF (b)	5,662	548,025

		24,476,923

		Value
TOTAL MUTUAL FUNDS (Cost $22,609,857)		$24,476,923

TOTAL LONG-TERM INVESTMENTS (Cost $25,613,378)		27,499,335

	Principal Amount
SHORT-TERM INVESTMENTS — 7.8%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$796,043	796,043

Time Deposits — 0.1%
Euro Time Deposit 0.000% 7/01/14	25,633	25,633

U.S. Treasury Bills — 4.2%
U.S. Treasury Bill 0.000% 8/21/14	961,900	961,798

TOTAL SHORT-TERM INVESTMENTS (Cost $1,783,474)		1,783,474

TOTAL INVESTMENTS — 128.5% (Cost $27,396,852) (e)		29,282,809

Other Assets/(Liabilities) — (28.5)%		(6,493,833)

NET ASSETS — 100.0%		$22,788,976

Notes to Consolidated Portfolio of Investments

ETF	Exchange-Traded Fund
MXN	Mexican Peso
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $6,383,596 or 28.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $796,043. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 8/15/39, and an aggregate market value, including accrued interest, of $812,034.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 1.5%
Chemicals — 1.5%
LyondellBasell Industries NV Class A	6,776	$661,676
Potash Corp. of Saskatchewan, Inc. (a)	17,880	678,725

		1,340,401

		1,340,401

Communications — 4.9%
Media — 2.2%
Comcast Corp. Class A	14,870	798,222
The Walt Disney Co.	14,530	1,245,802

		2,044,024

Telecommunications — 2.7%
QUALCOMM, Inc.	7,520	595,584
Telefonica SA Sponsored ADR (Spain) (a)	15,700	269,412
Verizon Communications, Inc.	31,549	1,543,692

		2,408,688

		4,452,712

Consumer, Cyclical — 10.9%
Airlines — 2.0%
Delta Air Lines, Inc.	46,910	1,816,355

Auto Manufacturers — 0.9%
Daimler AG	8,070	755,433

Automotive & Parts — 1.4%
Johnson Controls, Inc.	25,720	1,284,200

Entertainment — 0.6%
Cinemark Holdings, Inc.	14,180	501,405

Household Products — 1.1%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom)	57,680	1,009,400

Housewares — 0.5%
Newell Rubbermaid, Inc.	14,990	464,540

Leisure Time — 1.0%
Royal Caribbean Cruises Ltd.	16,700	928,520

Lodging — 0.9%
MGM Resorts International (b)	31,110	821,304

Retail — 2.5%
Costco Wholesale Corp.	4,830	556,223
The Gap, Inc.	13,850	575,744
Walgreen Co.	15,130	1,121,587

		2,253,554

		9,834,711

Consumer, Non-cyclical — 18.7%
Agriculture — 1.7%
Lorillard, Inc.	25,000	1,524,250

	Number of Shares	Value
Beverages — 1.1%
PepsiCo, Inc.	10,610	$947,897

Biotechnology — 1.2%
Amgen, Inc.	8,930	1,057,044

Commercial Services — 0.6%
Apollo Education Group, Inc. (b)	16,990	530,938

Foods — 1.3%
ConAgra Foods, Inc.	10,880	322,918
Kraft Foods Group, Inc.	14,510	869,875

		1,192,793

Health Care – Products — 1.1%
Baxter International, Inc.	14,190	1,025,937

Health Care – Services — 2.8%
HCA Holdings, Inc. (b)	7,730	435,817
Thermo Fisher Scientific, Inc.	9,330	1,100,940
UnitedHealth Group, Inc.	12,540	1,025,145

		2,561,902

Pharmaceuticals — 8.9%
Cardinal Health, Inc.	25,330	1,736,625
Gilead Sciences, Inc. (b)	7,460	618,509
Merck & Co., Inc.	29,110	1,684,013
Roche Holding AG Sponsored ADR (Switzerland)	39,960	1,490,508
Sanofi ADR (France)	33,310	1,771,093
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	14,540	762,187

		8,062,935

		16,903,696

Energy — 12.9%
Oil & Gas — 8.9%
Anadarko Petroleum Corp.	14,820	1,622,345
BP PLC Sponsored ADR (United Kingdom)	22,590	1,191,623
Occidental Petroleum Corp.	14,410	1,478,898
Phillips 66	9,230	742,369
Suncor Energy, Inc.	71,060	3,029,288

		8,064,523

Oil & Gas Services — 2.7%
National Oilwell Varco, Inc.	10,770	886,910
Schlumberger Ltd.	10,360	1,221,962
Transocean Ltd. (a)	5,980	269,279

		2,378,151

Pipelines — 1.3%
Enbridge, Inc.	25,000	1,186,750

		11,629,424

Financial — 21.4%
Banks — 4.7%
Capital One Financial Corp.	20,240	1,671,824

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KeyCorp	65,700	$941,481
U.S. Bancorp	26,370	1,142,348
Zions Bancorp	16,599	489,173

		4,244,826

Diversified Financial — 9.1%
The Charles Schwab Corp.	29,470	793,627
Citigroup, Inc.	50,190	2,363,949
CME Group, Inc.	6,380	452,661
The Goldman Sachs Group, Inc.	10,350	1,733,004
Invesco Ltd.	16,150	609,663
Morgan Stanley	57,970	1,874,170
Navient Corp.	23,504	416,256

		8,243,330

Insurance — 6.6%
Aflac, Inc.	10,780	671,055
The Allstate Corp.	17,910	1,051,675
American International Group, Inc.	28,040	1,530,423
Aon PLC	10,350	932,432
MetLife, Inc.	25,540	1,419,002
Sun Life Financial, Inc.	10,060	369,303

		5,973,890

Real Estate Investment Trusts (REITS) — 1.0%
Public Storage	5,230	896,160

		19,358,206

Industrial — 12.6%
Aerospace & Defense — 2.0%
United Technologies Corp.	15,520	1,791,784

Building Materials — 0.7%
Louisiana-Pacific Corp. (b)	42,700	641,354

Electrical Components & Equipment — 0.6%
Schneider Electric SE	31,200	586,560

Electronics — 1.3%
TE Connectivity Ltd.	18,480	1,142,803

Engineering & Construction — 0.3%
Chicago Bridge & Iron Co. NV	3,640	248,248

Environmental Controls — 0.9%
Waste Management, Inc.	17,930	802,009

Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	8,580	932,388

Manufacturing — 4.4%
Eaton Corp. PLC	22,340	1,724,201
General Electric Co.	6,860	180,281
Parker Hannifin Corp.	8,604	1,081,781
Pentair PLC	6,600	475,992
Siemens AG Sponsored ADR (Germany)	3,830	506,288

		3,968,543

	Number of Shares	Value
Metal Fabricate & Hardware — 0.5%
The Timken Co.	6,170	$418,573

Transportation — 0.9%
CSX Corp.	26,430	814,308

		11,346,570

Technology — 12.9%
Computers — 5.2%
Apple, Inc.	22,250	2,067,693
EMC Corp.	43,100	1,135,254
SanDisk Corp.	10,580	1,104,869
Synopsys, Inc. (b)	10,590	411,104

		4,718,920

Semiconductors — 3.7%
Avago Technologies Ltd.	6,200	446,834
Broadcom Corp. Class A	12,290	456,205
Intel Corp.	40,370	1,247,433
Maxim Integrated Products, Inc.	11,320	382,729
Microchip Technology, Inc. (a)	6,400	312,384
Micron Technology, Inc. (b)	13,945	459,488

		3,305,073

Software — 4.0%
CA, Inc.	15,740	452,368
Citrix Systems, Inc. (b)	7,000	437,850
Microsoft Corp.	26,350	1,098,795
Oracle Corp.	39,550	1,602,961

		3,591,974

		11,615,967

Utilities — 2.6%
Electric — 2.6%
Edison International	27,600	1,603,836
Entergy Corp.	9,390	770,825

		2,374,661

		2,374,661

TOTAL COMMON STOCK (Cost $73,938,721)		88,856,348

TOTAL EQUITIES (Cost $73,938,721)		88,856,348

MUTUAL FUNDS — 1.7%
Diversified Financial — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)	1,550,922	1,550,922

TOTAL MUTUAL FUNDS (Cost $1,550,922)		1,550,922

TOTAL LONG-TERM INVESTMENTS (Cost $75,489,643)		90,407,270

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$1,301,929	$1,301,929

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	3,319	3,319

TOTAL SHORT-TERM INVESTMENTS (Cost $1,305,248)		1,305,248

TOTAL INVESTMENTS — 101.6%
(Cost $76,794,891) (e)		91,712,518

Other Assets/(Liabilities) — (1.6)%		(1,400,452)

NET ASSETS — 100.0%		$90,312,066

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $1,514,486 or 1.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,301,930. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $1,330,700.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 102.6%

COMMON STOCK — 102.6%
Basic Materials — 3.2%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	3,330	$428,305
Albemarle Corp.	1,600	114,400
Ashland, Inc.	2,300	250,102
Cabot Corp.	5,600	324,744
Celanese Corp. Series A	5,300	340,684
CF Industries Holdings, Inc.	2,498	600,844
Cytec Industries, Inc.	3,340	352,103
The Dow Chemical Co.	44,510	2,290,484
Huntsman Corp.	1,900	53,390
The Mosaic Co.	11,600	573,620
Sigma-Aldrich Corp.	1,230	124,820
W.R. Grace & Co. (a)	100	9,453
Westlake Chemical Corp.	2,660	222,802

		5,685,751

Forest Products & Paper — 0.3%
Domtar Corp.	13,200	565,620
International Paper Co.	6,800	343,196
MeadWestvaco Corp.	2,500	110,650
Rock-Tenn Co. Class A	770	81,304

		1,100,770

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc.	59,800	899,990
Nucor Corp.	3,300	162,525
Steel Dynamics, Inc.	8,800	157,960
United States Steel Corp.	5,690	148,168

		1,368,643

Mining — 0.8%
Alcoa, Inc.	38,100	567,309
Freeport-McMoRan Copper & Gold, Inc.	31,531	1,150,881
Newmont Mining Corp.	9,200	234,048
Royal Gold, Inc.	3,100	235,972
Vulcan Materials Co.	6,700	427,125

		2,615,335

		10,770,499

Communications — 6.3%
Internet — 0.4%
Liberty Interactive Corp. Class A (a)	1,100	32,296
Symantec Corp.	12,400	283,960
Yahoo!, Inc. (a)	31,200	1,096,056

		1,412,312

Media — 1.5%
CBS Corp. Class B	2,000	124,280
Comcast Corp. Class A	8,600	461,648

	Number of Shares	Value
Gannett Co., Inc.	55	$1,722
Graham Holdings Co. Class B	136	97,663
John Wiley & Sons, Inc. Class A	8,400	508,956
Liberty Media Corp. Class A (a)	350	47,838
News Corp. Class A (a)	18,000	322,920
Nielsen NV	1,700	82,297
Starz Class A (a)	8,757	260,871
Thomson Reuters Corp.	5,300	192,708
Time Warner, Inc.	25,190	1,769,597
Twenty-First Century Fox Class A	11,400	400,710
The Walt Disney Co.	9,390	805,099

		5,076,309

Telecommunications — 4.4%
Amdocs Ltd.	9,100	421,603
AT&T, Inc.	142,314	5,032,223
CenturyLink, Inc.	23,407	847,333
Cisco Systems, Inc.	163,200	4,055,520
Corning, Inc.	33,200	728,740
EchoStar Corp. Class A (a)	7,800	412,932
Frontier Communications Corp.	132,989	776,656
Harris Corp.	5,800	439,350
Juniper Networks, Inc. (a)	17,000	417,180
Level 3 Communications, Inc. (a)	8,200	360,062
Motorola Solutions, Inc.	4,100	272,937
Sprint Corp. (a)	24,500	208,985
T-Mobile US, Inc. (a)	5,250	176,505
Telephone & Data Systems, Inc.	1,918	50,079
Windstream Corp.	50,362	501,606

		14,701,711

		21,190,332

Consumer, Cyclical — 6.5%
Airlines — 0.9%
Alaska Air Group, Inc.	9,000	855,450
Copa Holdings SA Class A	2,420	345,019
Delta Air Lines, Inc.	30,900	1,196,448
Southwest Airlines Co.	28,700	770,882

		3,167,799

Apparel — 0.0%
Ascena Retail Group, Inc. (a)	5,900	100,890

Auto Manufacturers — 1.0%
Ford Motor Co.	137,600	2,372,224
General Motors Co.	23,400	849,420
Oshkosh Corp.	1,500	83,295
Paccar, Inc.	700	43,981

		3,348,920

Automotive & Parts — 0.4%
Johnson Controls, Inc.	4,700	234,671
Lear Corp.	5,800	518,056
TRW Automotive Holdings Corp. (a)	3,090	276,617

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Visteon Corp. (a)	1,700	$164,917

		1,194,261

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A (a)	4,000	116,840
MRC Global, Inc. (a)	700	19,803
Tech Data Corp. (a)	4,500	281,340
WESCO International, Inc. (a)	1,200	103,656

		521,639

Entertainment — 0.0%
Gaming and Leisure Properties, Inc.	1,076	36,552
Regal Entertainment Group Class A	5,200	109,720

		146,272

Home Builders — 0.2%
D.R. Horton, Inc.	1,100	27,038
PulteGroup, Inc.	19,100	385,056
Toll Brothers, Inc. (a)	4,200	154,980

		567,074

Home Furnishing — 0.2%
Whirlpool Corp.	4,420	615,352

Housewares — 0.1%
Newell Rubbermaid, Inc.	5,600	173,544

Leisure Time — 0.2%
Carnival Corp.	11,600	436,740
Royal Caribbean Cruises Ltd.	4,300	239,080

		675,820

Lodging — 0.4%
Hyatt Hotels Corp. Class A (a)	6,500	396,370
Marriott International, Inc. Class A	6,900	442,290
MGM Resorts International (a)	14,400	380,160
Starwood Hotels & Resorts Worldwide, Inc.	2,900	234,378

		1,453,198

Retail — 2.9%
Bed Bath & Beyond, Inc. (a)	6,000	344,280
Best Buy Co., Inc.	29,200	905,492
Big Lots, Inc. (a)	6,400	292,480
Chico’s FAS, Inc.	2,500	42,400
CST Brands, Inc.	2,200	75,900
CVS Caremark Corp.	41,300	3,112,781
Dillard’s, Inc. Class A	1,740	202,901
Dollar General Corp. (a)	2,200	126,192
DSW, Inc. Class A	1,000	27,940
Foot Locker, Inc.	5,600	284,032
GameStop Corp. Class A	4,700	190,209
Kohl’s Corp.	7,100	374,028
Macy’s, Inc.	3,344	194,019
Rite Aid Corp. (a)	35,500	254,535
Staples, Inc.	28,400	307,856
Target Corp.	10,700	620,065
Wal-Mart Stores, Inc.	27,800	2,086,946

	Number of Shares	Value
Walgreen Co.	2,100	$155,673
World Fuel Services Corp.	3,500	172,305

		9,770,034

Textiles — 0.0%
Cintas Corp.	800	50,832

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	700	37,135

		21,822,770

Consumer, Non-cyclical — 18.6%
Agriculture — 1.3%
Altria Group, Inc.	3,800	159,372
Archer-Daniels-Midland Co.	36,800	1,623,248
Bunge Ltd.	4,300	325,252
Philip Morris International, Inc.	24,000	2,023,440
Reynolds American, Inc.	1,840	111,044

		4,242,356

Beverages — 0.1%
Constellation Brands, Inc. Class A (a)	330	29,083
Molson Coors Brewing Co. Class B	5,860	434,578

		463,661

Biotechnology — 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	720	86,191
Charles River Laboratories International, Inc. (a)	14,300	765,336
Myriad Genetics, Inc. (a)	38,700	1,506,204

		2,357,731

Commercial Services — 1.2%
The ADT Corp.	4,600	160,724
Apollo Education Group, Inc. (a)	14,700	459,375
Booz Allen Hamilton Holding Corp.	25,300	537,372
Corrections Corporation of America	1,505	49,439
DeVry, Inc.	18,800	795,992
Donnelley (R.R.) & Sons Co.	15,700	266,272
KAR Auction Services, Inc.	800	25,496
Live Nation Entertainment, Inc. (a)	26,100	644,409
Manpower, Inc.	6,900	585,465
Paychex, Inc.	300	12,468
Quanta Services, Inc. (a)	6,200	214,396
Service Corp. International	5,400	111,888
Total System Services, Inc.	700	21,987
Towers Watson & Co. Class A	1,200	125,076

		4,010,359

Cosmetics & Personal Care — 1.8%
Avon Products, Inc.	9,500	138,795
Colgate-Palmolive Co.	2,600	177,268
Coty, Inc.	10,200	174,726
The Procter & Gamble Co.	69,410	5,454,932

		5,945,721

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 1.5%
ConAgra Foods, Inc.	6,200	$184,016
Ingredion, Inc.	4,070	305,413
The J.M. Smucker Co.	1,820	193,957
Mondelez International, Inc. Class A	64,350	2,420,204
Pilgrim’s Pride Corp. (a)	39,100	1,069,776
Safeway, Inc.	9,300	319,362
Sysco Corp.	3,300	123,585
Tyson Foods, Inc. Class A	10,600	397,924

		5,014,237

Health Care – Products — 4.3%
Alere, Inc. (a)	5,700	213,294
Boston Scientific Corp. (a)	48,500	619,345
CareFusion Corp. (a)	4,000	177,400
Covidien PLC	6,100	550,098
Hill-Rom Holdings, Inc.	3,000	124,530
Hologic, Inc. (a)	10,500	266,175
Johnson & Johnson	80,370	8,408,310
Medtronic, Inc.	39,500	2,518,520
QIAGEN NV (a)	6,700	163,815
St. Jude Medical, Inc.	4,100	283,925
Stryker Corp.	5,500	463,760
Zimmer Holdings, Inc.	5,070	526,570

		14,315,742

Health Care – Services — 2.4%
Aetna, Inc.	11,421	926,014
Cigna Corp.	11,500	1,057,655
HCA Holdings, Inc. (a)	12,800	721,664
Health Net, Inc. (a)	2,200	91,388
Humana, Inc.	5,540	707,569
Laboratory Corporation of America Holdings (a)	1,890	193,536
LifePoint Hospitals, Inc. (a)	7,900	490,590
MEDNAX, Inc. (a)	400	23,260
Quest Diagnostics, Inc.	4,800	281,712
Thermo Fisher Scientific, Inc.	3,460	408,280
UnitedHealth Group, Inc.	13,200	1,079,100
Universal Health Services, Inc. Class B	4,600	440,496
WellPoint, Inc.	16,100	1,732,521

		8,153,785

Household Products — 0.2%
Avery Dennison Corp.	2,200	112,750
Jarden Corp. (a)	3,900	231,465
Kimberly-Clark Corp.	2,350	261,367

		605,582

Pharmaceuticals — 5.1%
Abbott Laboratories	20,700	846,630
Alnylam Pharmaceuticals, Inc. (a)	5,100	322,167
Bristol-Myers Squibb Co.	8,100	392,931
Cardinal Health, Inc.	10,700	733,592

	Number of Shares	Value
DENTSPLY International, Inc.	100	$4,735
Eli Lilly & Co.	1,720	106,932
Express Scripts Holding Co. (a)	3,800	263,454
Hospira, Inc. (a)	6,200	318,494
Mallinckrodt PLC (a)	6,600	528,132
Merck & Co., Inc.	77,428	4,479,210
Omnicare, Inc.	4,000	266,280
Pfizer, Inc.	295,213	8,761,922
VCA Antech, Inc. (a)	3,300	115,797

		17,140,276

		62,249,450

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,800	204,516

Energy — 15.5%
Coal — 0.1%
CONSOL Energy, Inc.	8,300	382,381
Peabody Energy Corp.	8,100	132,435

		514,816

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	3,300	234,498

Oil & Gas — 13.8%
Anadarko Petroleum Corp.	19,090	2,089,782
Apache Corp.	14,228	1,431,621
Chesapeake Energy Corp.	16,900	525,252
Chevron Corp.	58,325	7,614,329
Cimarex Energy Co.	1,800	258,228
ConocoPhillips	62,348	5,345,094
Denbury Resources, Inc.	10,614	195,935
Devon Energy Corp.	12,350	980,590
Diamond Offshore Drilling, Inc.	3,800	188,594
Exxon Mobil Corp.	132,190	13,308,889
Gulfport Energy Corp. (a)	3,500	219,800
Helmerich & Payne, Inc.	3,900	452,829
Hess Corp.	13,000	1,285,570
Marathon Oil Corp.	24,200	966,064
Marathon Petroleum Corp.	2,300	179,561
Murphy Oil Corp.	6,100	405,528
Murphy USA, Inc. (a)	16,800	821,352
Nabors Industries Ltd.	20,800	610,896
Newfield Exploration Co. (a)	9,300	411,060
Noble Energy, Inc.	80	6,197
Occidental Petroleum Corp.	34,230	3,513,025
Patterson-UTI Energy, Inc.	17,000	593,980
PBF Energy, Inc. Class A	2,700	71,955
Phillips 66	16,000	1,286,880
Questar Corp.	6,100	151,280
Rice Energy, Inc. (a)	24,500	746,025
Rowan Cos. PLC Class A	4,600	146,878
SandRidge Energy, Inc. (a)	52,500	375,375

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tesoro Corp.	700	$41,069
Ultra Petroleum Corp. (a)	11,200	332,528
Unit Corp. (a)	4,900	337,267
Valero Energy Corp.	16,164	809,816
Whiting Petroleum Corp. (a)	5,400	433,350
WPX Energy, Inc. (a)	5,066	121,128

		46,257,727

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	16,503	1,228,648
HollyFrontier Corp.	8,200	358,258
National Oilwell Varco, Inc.	15,900	1,309,365
NOW, Inc. (a)	3,975	143,935
Oil States International, Inc. (a)	2,820	180,734
Superior Energy Services, Inc.	9,400	339,716
Tidewater, Inc.	30	1,685

		3,562,341

Pipelines — 0.4%
National Fuel Gas Co.	4,050	317,115
ONEOK, Inc.	2,300	156,584
Spectra Energy Corp.	19,800	841,104

		1,314,803

		51,884,185

Financial — 27.3%
Banks — 8.4%
Associated Banc-Corp.	7,350	132,888
Bank of America Corp.	297,773	4,576,771
Bank of Hawaii Corp.	920	53,995
Bank of New York Mellon Corp.	39,050	1,463,594
BB&T Corp.	27,919	1,100,846
BOK Financial Corp.	700	46,620
Capital One Financial Corp.	23,250	1,920,450
City National Corp.	1,970	149,247
Comerica, Inc.	8,600	431,376
Commerce Bancshares, Inc.	3,730	173,445
Cullen/Frost Bankers, Inc.	1,000	79,420
East West Bancorp, Inc.	6,900	241,431
Fifth Third Bancorp	22,160	473,116
First Horizon National Corp.	3,016	35,770
First Republic Bank	2,600	142,974
Fulton Financial Corp.	19,400	240,366
Huntington Bancshares, Inc.	29,671	283,061
KeyCorp	43,700	626,221
M&T Bank Corp.	5	620
PacWest Bancorp	16,500	712,305
PNC Financial Services Group, Inc.	22,036	1,962,306
Popular, Inc. (a)	14,900	509,282
Regions Financial Corp.	56,260	597,481
Signature Bank (a)	60	7,571
State Street Corp.	7,100	477,546
SunTrust Banks, Inc.	23,300	933,398
SVB Financial Group (a)	1,700	198,254

	Number of Shares	Value
Synovus Financial Corp.	3,171	$77,309
U.S. Bancorp	29,290	1,268,843
Wells Fargo & Co.	170,510	8,962,006
Zions Bancorp	3,250	95,777

		27,974,289

Diversified Financial — 6.2%
Air Lease Corp.	10,100	389,658
Ameriprise Financial, Inc.	6,430	771,600
BlackRock, Inc.	1,920	613,632
The Charles Schwab Corp.	22,100	595,153
Citigroup, Inc.	90,171	4,247,054
CME Group, Inc.	2,260	160,347
Discover Financial Services	11,900	737,562
E*TRADE Financial Corp. (a)	10,500	223,230
The Goldman Sachs Group, Inc.	17,520	2,933,549
Interactive Brokers Group, Inc. Class A	25,100	584,579
IntercontinentalExchange, Inc.	1,177	222,335
Invesco Ltd.	9,800	369,950
JP Morgan Chase & Co.	111,227	6,408,900
Legg Mason, Inc.	5,200	266,812
Morgan Stanley	58,200	1,881,606
The NASDAQ OMX Group, Inc.	4,100	158,342
Navient Corp.	9,900	175,329
Raymond James Financial, Inc.	300	15,219
SLM Corp.	10,500	87,255
TD Ameritrade Holding Corp.	800	25,080

		20,867,192

Diversified Financial Services — 0.0%
Voya Financial, Inc.	2,700	98,118

Insurance — 9.5%
ACE Ltd.	11,210	1,162,477
Aflac, Inc.	16,400	1,020,900
Alleghany Corp. (a)	235	102,958
Allied World Assurance Co. Holdings Ltd.	17,660	671,433
The Allstate Corp.	9,700	569,584
American Financial Group, Inc.	3,500	208,460
American International Group, Inc.	70,802	3,864,373
American National Insurance Co.	1,120	127,904
Aon PLC	2,460	221,621
Arch Capital Group Ltd. (a)	4,100	235,504
Aspen Insurance Holdings Ltd.	29,300	1,330,806
Assurant, Inc.	17,190	1,126,805
Assured Guaranty Ltd.	10,500	257,250
Axis Capital Holdings Ltd.	4,200	185,976
Berkshire Hathaway, Inc. Class B (a)	53,210	6,734,258
The Chubb Corp.	6,660	613,852
Cincinnati Financial Corp.	3,620	173,905
CNA Financial Corp.	700	28,294
Endurance Specialty Holdings Ltd.	14,400	742,896
Everest Re Group Ltd.	2,800	449,372

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Financial, Inc. Class A	5,757	$188,599
Genworth Financial, Inc. Class A (a)	36,460	634,404
The Hanover Insurance Group, Inc.	2,100	132,615
The Hartford Financial Services Group, Inc.	12,390	443,686
HCC Insurance Holdings, Inc.	4,470	218,762
Lincoln National Corp.	13,598	699,481
Loews Corp.	20	880
Markel Corp. (a)	5	3,278
Marsh & McLennan Cos., Inc.	3,600	186,552
MBIA, Inc. (a)	27,300	301,392
Mercury General Corp.	890	41,866
MetLife, Inc.	29,340	1,630,131
Old Republic International Corp.	20,900	345,686
PartnerRe Ltd.	5,930	647,615
Principal Financial Group, Inc.	12,300	620,904
The Progressive Corp.	16,600	420,976
Protective Life Corp.	2,580	178,871
Prudential Financial, Inc.	18,700	1,659,999
Reinsurance Group of America, Inc. Class A	1,750	138,075
RenaissanceRe Holdings Ltd.	4,700	502,900
StanCorp Financial Group, Inc.	1,870	119,680
Torchmark Corp.	3,660	299,827
The Travelers Cos., Inc.	15,169	1,426,948
Unum Group	8,600	298,936
Validus Holdings Ltd.	2,800	107,072
W.R. Berkley Corp.	6,600	305,646
White Mountains Insurance Group Ltd.	53	32,247
XL Group PLC	9,550	312,572

		31,728,228

Real Estate — 0.1%
The Howard Hughes Corp. (a)	600	94,698
Jones Lang LaSalle, Inc.	1,090	137,765
WP Carey, Inc.	3,100	199,640

		432,103

Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc.	1,600	124,224
American Campus Communities, Inc.	100	3,824
American Capital Agency Corp.	9,000	210,690
Annaly Capital Management, Inc.	24,260	277,292
AvalonBay Communities, Inc.	2,324	330,450
BioMed Realty Trust, Inc.	1,600	34,928
Boston Properties, Inc.	4,670	563,576
Brandywine Realty Trust	7,200	112,320
Chimera Investment Corp.	64,400	205,436
Columbia Property Trust, Inc.	4,300	111,843
CommonWealth	10,367	272,859
Equity Residential	6,200	390,600
Essex Property Trust, Inc.	3	555

	Number of Shares	Value
General Growth Properties, Inc.	19,940	$469,786
HCP, Inc.	12,700	525,526
Hospitality Properties Trust	4,540	138,016
Host Hotels & Resorts, Inc.	30,403	669,170
Kilroy Realty Corp.	3,100	193,068
Kimco Realty Corp.	9,500	218,310
Liberty Property Trust	2,170	82,308
The Macerich Co.	2,282	152,323
MFA Financial, Inc.	61,500	504,915
Piedmont Office Realty Trust, Inc. Class A	7,600	143,944
Prologis, Inc.	85	3,493
Realty Income Corp.	7,000	310,940
Senior Housing Properties Trust	11,400	276,906
SL Green Realty Corp.	4,190	458,428
Spirit Realty Capital, Inc.	16,100	182,896
Starwood Property Trust, Inc.	26,900	639,413
Taubman Centers, Inc.	4,600	348,726
Two Harbors Investment Corp.	32,100	336,408
Ventas, Inc.	3,300	211,530
Vornado Realty Trust	1,478	157,747
Washington Prime Group, Inc. (a)	18,400	344,816
Weingarten Realty Investors	5,400	177,336
Weyerhaeuser Co.	10,600	350,754

		9,535,356

Savings & Loans — 0.3%
BankUnited, Inc.	8,900	297,972
First Niagara Financial Group, Inc.	9,700	84,778
Hudson City Bancorp, Inc.	10,350	101,741
New York Community Bancorp, Inc.	21,290	340,214
People’s United Financial, Inc.	5,400	81,918

		906,623

		91,541,909

Industrial — 11.7%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.	400	53,568
Exelis, Inc.	3,300	56,034
General Dynamics Corp.	11,390	1,327,504
L-3 Communications Holdings, Inc.	2,260	272,895
Northrop Grumman Corp.	8,200	980,966
Raytheon Co.	11,170	1,030,433
Spirit AeroSystems Holdings, Inc. Class A (a)	23,100	778,470
United Technologies Corp.	27,640	3,191,038

		7,690,908

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	5,400	358,344
Energizer Holdings, Inc.	4,180	510,085
Hubbell, Inc. Class B	400	49,260
SunPower Corp. (a)	7,600	311,448

		1,229,137

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.2%
Agilent Technologies, Inc.	6,200	$356,128
Arrow Electronics, Inc. (a)	12,200	737,002
Avnet, Inc.	3,600	159,516
AVX Corp.	1,400	18,592
Dolby Laboratories, Inc. Class A (a)	13,200	570,240
FLIR Systems, Inc.	15,100	524,423
Garmin Ltd.	9,500	578,550
Gentex Corp.	15,100	439,259
Jabil Circuit, Inc.	13,800	288,420
PerkinElmer, Inc.	2,610	122,252
Vishay Intertechnology, Inc.	19,200	297,408

		4,091,790

Engineering & Construction — 0.3%
AECOM Technology Corp. (a)	6,700	215,740
Fluor Corp.	2,200	169,180
KBR, Inc.	15,700	374,445
URS Corp.	2,300	105,455

		864,820

Environmental Controls — 0.2%
Republic Services, Inc.	4,690	178,079
Waste Connections, Inc.	450	21,848
Waste Management, Inc.	11,340	507,238

		707,165

Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	1,600	111,808
Regal-Beloit Corp.	1,500	117,840
Snap-on, Inc.	2,030	240,595
Stanley Black & Decker, Inc.	5,035	442,174

		912,417

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	25,400	2,760,218
Ingersoll-Rand PLC	10,800	675,108
Joy Global, Inc.	11,400	702,012
Terex Corp.	2,200	90,420

		4,227,758

Machinery – Diversified — 0.4%
AGCO Corp.	1,770	99,510
Deere & Co.	8,000	724,400
IDEX Corp.	1,000	80,740
Roper Industries, Inc.	2,330	340,203
Xylem, Inc.	1,700	66,436

		1,311,289

Manufacturing — 4.2%
A.O. Smith Corp.	4,000	198,320
AptarGroup, Inc.	1,000	67,010
Carlisle Cos., Inc.	11,200	970,144
Crane Co.	220	16,359
Danaher Corp.	15,800	1,243,934
Dover Corp.	300	27,285
Eaton Corp. PLC	3,072	237,097

	Number of Shares	Value
General Electric Co.	357,790	$9,402,721
ITT Corp.	2,400	115,440
Leggett & Platt, Inc.	4,610	158,031
Parker Hannifin Corp.	2,520	316,840
Pentair PLC	5,319	383,606
SPX Corp.	1,700	183,957
Teleflex, Inc.	1,740	183,744
Textron, Inc.	9,400	359,926
Trinity Industries, Inc.	4,200	183,624

		14,048,038

Metal Fabricate & Hardware — 0.1%
The Timken Co.	3,100	210,304
Valmont Industries, Inc.	1,830	278,069

		488,373

Packaging & Containers — 0.1%
Bemis Co., Inc.	760	30,902
Greif, Inc. Class A	1,900	103,664
Owens-Illinois, Inc. (a)	2,300	79,672
Sonoco Products Co.	4,200	184,506

		398,744

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	5,900	558,081

Transportation — 0.6%
Con-way, Inc.	1,200	60,492
CSX Corp.	20,200	622,362
FedEx Corp.	2,960	448,085
Norfolk Southern Corp.	7,200	741,816
Ryder System, Inc.	3,590	316,243

		2,188,998

Trucking & Leasing — 0.1%
AMERCO	840	244,238
GATX Corp.	4,000	267,760

		511,998

		39,229,516

Technology — 7.4%
Computers — 2.6%
Brocade Communications Systems, Inc.	46,500	427,800
Computer Sciences Corp.	14,070	889,224
DST Systems, Inc.	8,000	737,360
EMC Corp.	49,100	1,293,294
Hewlett-Packard Co.	83,800	2,822,384
Lexmark International, Inc. Class A	12,500	602,000
MICROS Systems, Inc. (a)	300	20,370
NetApp, Inc.	12,600	460,152
SanDisk Corp.	4,800	501,264
Synopsys, Inc. (a)	3,600	139,752
Western Digital Corp.	7,400	683,020

		8,576,620

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	34,400	$950,128
Xerox Corp.	53,556	666,237

		1,616,365

Semiconductors — 2.3%
Altera Corp.	4,700	163,372
Analog Devices, Inc.	4,300	232,501
Applied Materials, Inc.	5,900	133,045
Broadcom Corp. Class A	16,100	597,632
Intel Corp.	138,100	4,267,290
KLA-Tencor Corp.	100	7,264
Lam Research Corp.	1,952	131,916
Marvell Technology Group Ltd.	43,400	621,922
Maxim Integrated Products, Inc.	6,900	233,289
Micron Technology, Inc. (a)	4,900	161,455
NVIDIA Corp.	24,900	461,646
Rovi Corp. (a)	25,600	613,376
Teradyne, Inc.	200	3,920

		7,628,628

Software — 2.0%
Activision Blizzard, Inc.	20,800	463,840
ANSYS, Inc. (a)	1,400	106,148
CA, Inc.	12,990	373,332
The Dun & Bradstreet Corp.	2,610	287,622
Electronic Arts, Inc. (a)	34,700	1,244,689
Fidelity National Information Services, Inc.	1,900	104,006
Leidos Holdings, Inc.	9,150	350,811
Microsoft Corp.	93,200	3,886,440
SEI Investments Co.	1,300	42,601

		6,859,489

		24,681,102

Utilities — 6.0%
Electric — 5.4%
The AES Corp.	17,500	272,125
Alliant Energy Corp.	4,300	261,698
Ameren Corp.	11,860	484,837
American Electric Power Co., Inc.	29,230	1,630,157
Calpine Corp. (a)	16,100	383,341
CenterPoint Energy, Inc.	15,800	403,532
CMS Energy Corp.	13,900	432,985
Consolidated Edison, Inc.	10,860	627,056
Dominion Resources, Inc.	16,300	1,165,776
DTE Energy Co.	7,810	608,165
Duke Energy Corp.	17,914	1,329,040
Edison International	10,880	632,237
Entergy Corp.	11,000	902,990
Exelon Corp.	27,575	1,005,936
FirstEnergy Corp.	5,127	178,009
Great Plains Energy, Inc.	4,237	113,848
Hawaiian Electric Industries, Inc.	1,700	43,044

	Number of Shares	Value
Integrys Energy Group, Inc.	940	$66,862
MDU Resources Group, Inc.	9,000	315,900
NextEra Energy, Inc.	1,060	108,629
Northeast Utilities	7,081	334,719
NRG Energy, Inc.	12,600	468,720
OGE Energy Corp.	2,220	86,758
Pepco Holdings, Inc.	12,810	352,019
PG&E Corp.	2,130	102,283
Pinnacle West Capital Corp.	1,260	72,878
PPL Corp.	32,500	1,154,725
Public Service Enterprise Group, Inc.	26,900	1,097,251
SCANA Corp.	7,020	377,746
The Southern Co.	33,850	1,536,113
TECO Energy, Inc.	8,030	148,394
Westar Energy, Inc.	7,600	290,244
Wisconsin Energy Corp.	9,160	429,787
Xcel Energy, Inc.	16,720	538,886

		17,956,690

Gas — 0.6%
AGL Resources, Inc.	10,660	586,620
Atmos Energy Corp.	4,350	232,290
Energen Corp.	1,800	159,984
NiSource, Inc.	8,090	318,261
Sempra Energy	1,230	128,793
UGI Corp.	6,490	327,745
Vectren Corp.	4,150	176,375

		1,930,068

Water — 0.0%
American Water Works Co., Inc.	1,400	69,230
Aqua America, Inc.	25	655

		69,885

		19,956,643

TOTAL COMMON STOCK (Cost $302,018,713)		343,530,922

TOTAL EQUITIES (Cost $302,018,713)		343,530,922

TOTAL LONG-TERM INVESTMENTS (Cost $302,018,713)		343,530,922

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$4,494,484	4,494,484

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	$6,200	$6,200

TOTAL SHORT-TERM INVESTMENTS (Cost $4,500,684)		4,500,684

TOTAL INVESTMENTS — 104.0%
(Cost $306,519,397) (c)		348,031,606

Other Assets/(Liabilities) — (4.0)%		(13,300,633)

NET ASSETS — 100.0%		$334,730,973

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,494,485. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $4,585,801.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.2%
Basic Materials — 1.7%
Mining — 1.7%
Vulcan Materials Co.	53,565	$3,414,769

Communications — 16.3%
Internet — 7.7%
eBay, Inc. (a)	69,220	3,465,153
Facebook, Inc. Class A (a)	31,450	2,116,271
Google, Inc. Class A (a)	6,878	4,021,360
Google, Inc. Class C (a)	10,378	5,970,256

		15,573,040

Media — 5.3%
Comcast Corp. Class A	97,060	5,210,181
The McGraw Hill Financial, Inc.	46,630	3,871,689
Twenty-First Century Fox Class A	46,990	1,651,698

		10,733,568

Telecommunications — 3.3%
Amdocs Ltd.	52,560	2,435,105
Corning, Inc.	37,134	815,091
Verizon Communications, Inc.	69,640	3,407,485

		6,657,681

		32,964,289

Consumer, Cyclical — 6.4%
Auto Manufacturers — 1.1%
General Motors Co.	58,150	2,110,845

Automotive & Parts — 1.5%
Delphi Automotive PLC	44,080	3,030,059

Retail — 3.8%
AutoZone, Inc. (a)	9,686	5,194,021
PVH Corp.	9,960	1,161,336
The TJX Cos., Inc.	25,890	1,376,053

		7,731,410

		12,872,314

Consumer, Non-cyclical — 27.2%
Agriculture — 2.9%
Philip Morris International, Inc.	70,901	5,977,663

Beverages — 2.0%
Diageo PLC	129,310	4,116,363

Commercial Services — 1.9%
MasterCard, Inc. Class A	51,110	3,755,052

Foods — 2.9%
Mondelez International, Inc. Class A	154,680	5,817,515

Health Care – Products — 1.4%
Covidien PLC	20,699	1,866,636
Intuitive Surgical, Inc. (a)	2,540	1,045,972

		2,912,608

	Number of Shares	Value
Health Care – Services — 1.3%
UnitedHealth Group, Inc.	31,680	$2,589,840

Household Products — 1.4%
Henkel AG & Co. KGaA	27,428	2,760,074

Pharmaceuticals — 13.4%
AbbVie, Inc.	40,280	2,273,403
Actavis PLC (a)	20,994	4,682,712
Allergan, Inc.	19,950	3,375,939
Express Scripts Holding Co. (a)	75,230	5,215,696
Gilead Sciences, Inc. (a)	54,140	4,488,747
Pfizer, Inc.	163,543	4,853,956
Zoetis, Inc.	67,715	2,185,163

		27,075,616

		55,004,731

Energy — 10.0%
Oil & Gas — 6.8%
Chevron Corp.	58,570	7,646,313
Noble Energy, Inc.	77,200	5,979,912

		13,626,225

Oil & Gas Services — 3.2%
National Oilwell Varco, Inc.	79,002	6,505,815

		20,132,040

Financial — 16.3%
Diversified Financial — 10.5%
CIT Group, Inc.	90,894	4,159,310
Citigroup, Inc.	115,604	5,444,948
CME Group, Inc.	55,585	3,943,756
Discover Financial Services	51,040	3,163,459
JP Morgan Chase & Co.	79,071	4,556,071

		21,267,544

Insurance — 5.3%
American International Group, Inc.	89,720	4,896,918
Genworth Financial, Inc. Class A (a)	115,260	2,005,524
Lincoln National Corp.	27,430	1,410,999
Marsh & McLennan Cos., Inc.	47,143	2,442,950

		10,756,391

Real Estate Investment Trusts (REITS) — 0.5%
Digital Realty Trust, Inc. (b)	16,510	962,863

		32,986,798

Industrial — 11.8%
Environmental Controls — 0.7%
Republic Services, Inc.	34,550	1,311,863

Machinery – Diversified — 2.7%
Deere & Co.	59,840	5,418,512

Manufacturing — 6.0%
General Electric Co.	238,560	6,269,357

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyco International Ltd.	128,410	$5,855,496

		12,124,853

Transportation — 2.4%
Canadian National Railway Co.	64,020	4,162,581
CSX Corp.	24,709	761,284

		4,923,865

		23,779,093

Technology — 7.1%
Computers — 6.3%
Apple, Inc.	88,725	8,245,214
Western Digital Corp.	47,706	4,403,264

		12,648,478

Office Equipment/Supplies — 0.4%
Xerox Corp.	74,340	924,790

Semiconductors — 0.4%
Applied Materials, Inc.	39,430	889,146

		14,462,414

Utilities — 1.4%
Electric — 1.4%
Exelon Corp.	77,430	2,824,647

TOTAL COMMON STOCK (Cost $153,262,975)		198,441,095

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Household Products — 0.4%
Henkel AG & Co. KGaA 1.43%	6,775	783,692

TOTAL PREFERRED STOCK (Cost $618,694)		783,692

TOTAL EQUITIES (Cost $153,881,669)		199,224,787

MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)	972,468	972,468

TOTAL MUTUAL FUNDS (Cost $972,468)		972,468

TOTAL LONG-TERM INVESTMENTS (Cost $154,854,137)		200,197,255

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$3,348,927	$3,348,927

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	16,262	16,262

TOTAL SHORT-TERM INVESTMENTS (Cost $3,365,189)		3,365,189

TOTAL INVESTMENTS — 100.7% (Cost $158,219,326) (e)		203,562,444

Other Assets/(Liabilities) — (0.7)%		(1,478,909)

NET ASSETS — 100.0%		$202,083,535

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $953,182 or 0.47% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,348,928. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 10/15/40, and an aggregate market value, including accrued interest, of $3,416,381.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 102.3%

COMMON STOCK — 102.3%
Basic Materials — 2.9%
Chemicals — 2.8%
Albemarle Corp.	2,000	$142,999
Cabot Corp.	10,000	579,900
Celanese Corp. Series A	23,590	1,516,365
Cytec Industries, Inc.	6,180	651,495
The Dow Chemical Co.	20,200	1,039,492
E.I. du Pont de Nemours & Co.	23,600	1,544,384
Eastman Chemical Co.	6,196	541,221
Ecolab, Inc.	3,638	405,055
Huntsman Corp.	6,500	182,650
International Flavors & Fragrances, Inc.	2,500	260,700
LyondellBasell Industries NV Class A	24,900	2,431,485
NewMarket Corp.	70	27,448
PPG Industries, Inc.	6,880	1,445,832
Praxair, Inc.	600	79,704
Rayonier Advanced Materials, Inc. (a)	22	840
Rockwood Holdings, Inc.	800	60,792
The Sherwin-Williams Co.	800	165,528
Sigma-Aldrich Corp.	2,540	257,759
The Valspar Corp.	1,900	144,761
W.R. Grace & Co. (a)	1,800	170,154
Westlake Chemical Corp.	3,900	326,664

		11,975,228

Forest Products & Paper — 0.0%
International Paper Co.	3,200	161,504
Rayonier, Inc.	65	2,311

		163,815

Mining — 0.1%
Compass Minerals International, Inc.	2,600	248,924
Southern Copper Corp.	4,202	127,614

		376,538

		12,515,581

Communications — 18.0%
Advertising — 0.3%
Clear Channel Outdoor Holdings, Inc. Class A	14,900	121,882
The Interpublic Group of Companies, Inc.	18,000	351,180
Lamar Advertising Co. Class A	2,000	106,000
Omnicom Group, Inc.	12,000	854,640

		1,433,702

Internet — 7.7%
Akamai Technologies, Inc. (a)	6,400	390,784

	Number of Shares	Value
Amazon.com, Inc. (a)	8,981	$2,916,849
CDW Corp.	20,700	659,916
eBay, Inc. (a)	62,830	3,145,270
Expedia, Inc.	5,400	425,304
F5 Networks, Inc. (a)	7,470	832,457
Facebook, Inc. Class A (a)	105,900	7,126,011
Google, Inc. Class A (a)	7,629	4,460,447
Google, Inc. Class C (a)	7,520	4,218,570
Groupon, Inc. (a)	45,400	300,548
HomeAway, Inc. (a)	1,100	38,302
IAC/InterActiveCorp	7,100	491,533
Liberty Interactive Corp. Class A (a)	1,900	55,784
Liberty Ventures Series A (a)	17,900	1,321,020
Netflix, Inc. (a)	3,801	1,674,721
The Priceline Group, Inc. (a)	2,195	2,640,585
Rackspace Hosting, Inc. (a)	3,200	107,712
TIBCO Software, Inc. (a)	8,600	173,462
TripAdvisor, Inc. (a)	3,800	412,908
VeriSign, Inc. (a)	33,940	1,656,611
Yelp, Inc. (a)	1,400	107,352

		33,156,146

Media — 5.2%
AMC Networks, Inc. (a)	3,500	215,215
Cablevision Systems Corp. Class A	64,100	1,131,365
CBS Corp. Class B	6,600	410,124
Comcast Corp. Class A	100,800	5,410,944
DIRECTV (a)	20,500	1,742,705
Discovery Communications, Inc. Series A (a)	600	44,568
DISH Network Corp. Class A (a)	5,600	364,448
FactSet Research Systems, Inc.	50	6,014
The McGraw Hill Financial, Inc.	6,070	503,992
Nielsen NV	8,900	430,849
Pandora Media, Inc. (a)	4,700	138,650
Scripps Networks Interactive Class A	4,600	373,244
Starz Class A (a)	19,200	571,968
Time Warner Cable, Inc.	14,570	2,146,161
Twenty-First Century Fox Class A	36,300	1,275,945
Viacom, Inc. Class B	24,900	2,159,577
The Walt Disney Co.	61,100	5,238,714

		22,164,483

Telecommunications — 4.8%
ARRIS Group, Inc. (a)	32,300	1,050,719
CenturyLink, Inc.	19,700	713,140
CommScope Holding Co., Inc. (a)	38,300	885,879
Corning, Inc.	41,700	915,315
Crown Castle International Corp.	5,600	415,856
EchoStar Corp. Class A (a)	18,600	984,684
Harris Corp.	5,270	399,203
Juniper Networks, Inc. (a)	29,500	723,930
Level 3 Communications, Inc. (a)	22,900	1,005,539

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Motorola Solutions, Inc.	1,600	$106,512
Palo Alto Networks, Inc. (a)	1,700	142,545
QUALCOMM, Inc.	61,290	4,854,168
SBA Communications Corp. Class A (a)	3,740	382,602
tw telecom, Inc. (a)	200	8,062
Verizon Communications, Inc.	155,100	7,589,043
Windstream Corp.	16,770	167,029

		20,344,226

		77,098,557

Consumer, Cyclical — 12.8%
Airlines — 2.2%
Alaska Air Group, Inc.	17,000	1,615,850
American Airlines Group, Inc. (a)	91,100	3,913,656
Copa Holdings SA Class A	6,420	915,299
Delta Air Lines, Inc.	37,300	1,444,256
Southwest Airlines Co.	47,800	1,283,908
Spirit Airlines, Inc. (a)	6,100	385,764

		9,558,733

Apparel — 0.7%
Deckers Outdoor Corp. (a)	14,100	1,217,253
Nike, Inc. Class B	18,080	1,402,104
Ralph Lauren Corp.	150	24,104
VF Corp.	3,400	214,200

		2,857,661

Auto Manufacturers — 0.1%
Paccar, Inc.	3,600	226,188

Automotive & Parts — 0.7%
Allison Transmission Holdings, Inc.	12,300	382,530
BorgWarner, Inc.	9,080	591,925
The Goodyear Tire & Rubber Co.	37,800	1,050,084
Lear Corp.	9,200	821,744
WABCO Holdings, Inc. (a)	2,310	246,754

		3,093,037

Distribution & Wholesale — 0.1%
Fossil Group, Inc. (a)	810	84,661
Genuine Parts Co.	1,400	122,920
MRC Global, Inc. (a)	700	19,803
W.W. Grainger, Inc.	810	205,959

		433,343

Entertainment — 0.3%
Bally Technologies, Inc. (a)	3,600	236,592
Cinemark Holdings, Inc.	7,600	268,736
Lions Gate Entertainment Corp.	1,700	48,586
Regal Entertainment Group Class A	43,200	911,520
Six Flags Entertainment Corp.	1,200	51,060

		1,516,494

Home Builders — 0.1%
NVR, Inc. (a)	130	149,578

	Number of Shares	Value
Thor Industries, Inc.	1,600	$90,992

		240,570

Home Furnishing — 0.2%
Harman International Industries, Inc.	3,840	412,531
Tempur Sealy International, Inc. (a)	1,900	113,430
Whirlpool Corp.	3,950	549,919

		1,075,880

Housewares — 0.3%
Newell Rubbermaid, Inc.	5,700	176,643
The Toro Co.	14,380	914,568

		1,091,211

Leisure Time — 0.2%
Harley-Davidson, Inc.	8,200	572,770
Norwegian Cruise Line Holdings Ltd. (a)	200	6,340
Polaris Industries, Inc.	1,260	164,102

		743,212

Lodging — 1.3%
Hilton Worldwide Holdings, Inc. (a)	15,400	348,348
Hyatt Hotels Corp. Class A (a)	10,000	609,800
Las Vegas Sands Corp.	13,300	1,013,726
Marriott International, Inc. Class A	9,167	587,605
MGM Resorts International (a)	35,900	947,760
Starwood Hotels & Resorts Worldwide, Inc.	3,400	274,788
Wyndham Worldwide Corp.	10,400	787,488
Wynn Resorts Ltd.	4,500	934,020

		5,503,535

Retail — 6.5%
Abercrombie & Fitch Co. Class A	1,600	69,200
Advance Auto Parts, Inc.	800	107,936
AutoZone, Inc. (a)	1,378	738,939
Bed Bath & Beyond, Inc. (a)	7,300	418,874
Best Buy Co., Inc.	54,000	1,674,540
Big Lots, Inc. (a)	10,300	470,710
Brinker International, Inc.	18,000	875,700
CarMax, Inc. (a)	3,300	171,633
Chico’s FAS, Inc.	5,500	93,280
Chipotle Mexican Grill, Inc. (a)	3	1,777
Coach, Inc.	12,909	441,359
Costco Wholesale Corp.	9,830	1,132,023
CST Brands, Inc.	3,400	117,300
CVS Caremark Corp.	8,800	663,256
Dick’s Sporting Goods, Inc.	400	18,624
Dillard’s, Inc. Class A	3,150	367,321
Dollar General Corp. (a)	5,700	326,952
Dollar Tree, Inc. (a)	6,420	349,633
Domino’s Pizza, Inc.	1,800	131,562
Dunkin’ Brands Group, Inc.	3,700	169,497
Family Dollar Stores, Inc.	30	1,984

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foot Locker, Inc.	2,100	$106,512
The Gap, Inc.	7,200	299,304
GNC Holdings, Inc. Class A	3,600	122,760
Hanesbrands, Inc.	5,800	570,952
The Home Depot, Inc.	66,000	5,343,360
L Brands, Inc.	300	17,598
Lowe’s Cos., Inc.	28,400	1,362,916
Macy’s, Inc.	17,600	1,021,152
McDonald’s Corp.	14,370	1,447,634
Michael Kors Holdings Ltd. (a)	7,600	673,740
MSC Industrial Direct Co., Inc. Class A	200	19,128
Nordstrom, Inc.	7,200	489,096
Nu Skin Enterprises, Inc. Class A	2,730	201,911
O’Reilly Automotive, Inc. (a)	5,580	840,348
Panera Bread Co. Class A (a)	120	17,980
PetSmart, Inc.	1,200	71,760
Rite Aid Corp. (a)	67,500	483,975
Ross Stores, Inc.	11,180	739,333
Sally Beauty Holdings, Inc. (a)	2,100	52,668
Starbucks Corp.	19,300	1,493,434
Target Corp.	1,600	92,720
Tiffany & Co.	2,000	200,500
The TJX Cos., Inc.	27,420	1,457,373
Tractor Supply Co.	1,800	108,720
Urban Outfitters, Inc. (a)	2,900	98,194
Wal-Mart Stores, Inc.	1,240	93,087
Walgreen Co.	17,600	1,304,688
Williams-Sonoma, Inc.	1,000	71,780
World Fuel Services Corp.	3,300	162,459
Yum! Brands, Inc.	9,740	790,888

		28,098,070

Textiles — 0.1%
Cintas Corp.	3,400	216,036

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	3,070	162,864

		54,816,834

Consumer, Non-cyclical — 26.5%
Agriculture — 2.8%
Altria Group, Inc.	93,370	3,915,938
Archer-Daniels-Midland Co.	51,700	2,280,487
Lorillard, Inc.	28,190	1,718,744
Philip Morris International, Inc.	44,970	3,791,421
Reynolds American, Inc.	7,100	428,485

		12,135,075

Beverages — 3.2%
Brown-Forman Corp. Class B	1,987	187,116
The Coca-Cola Co.	143,760	6,089,673
Coca-Cola Enterprises, Inc.	7,900	377,462
Constellation Brands, Inc. Class A (a)	3,100	273,203
Dr. Pepper Snapple Group, Inc.	12,000	702,960
Keurig Green Mountain, Inc.	6,820	849,840

	Number of Shares	Value
Monster Beverage Corp. (a)	7,700	$546,931
PepsiCo, Inc.	54,623	4,880,019

		13,907,204

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	7,210	1,126,563
Alkermes PLC (a)	2,500	125,825
Amgen, Inc.	33,220	3,932,252
Biogen Idec, Inc. (a)	3,140	990,073
Celgene Corp. (a)	11,080	951,550
Charles River Laboratories International, Inc. (a)	23,900	1,279,128
Illumina, Inc. (a)	5,370	958,760
Incyte Corp. (a)	2,500	141,100
Intercept Pharmaceuticals, Inc. (a)	3,380	799,809
Myriad Genetics, Inc. (a)	31,900	1,241,548
Regeneron Pharmaceuticals, Inc. (a)	270	76,267
Seattle Genetics, Inc. (a)	4,200	160,650
Vertex Pharmaceuticals, Inc. (a)	2,100	198,828

		11,982,353

Commercial Services — 4.4%
Aaron’s, Inc.	2,750	98,010
Alliance Data Systems Corp. (a)	170	47,813
Aramark	5,700	150,366
Automatic Data Processing, Inc.	9,980	791,214
Avis Budget Group, Inc. (a)	9,900	590,931
Booz Allen Hamilton Holding Corp.	53,000	1,125,720
CoStar Group, Inc. (a)	740	117,046
Donnelley (R.R.) & Sons Co.	30,400	515,584
Equifax, Inc.	1,800	130,572
FleetCor Technologies, Inc. (a)	5,770	760,486
Gartner, Inc. (a)	3,900	275,028
Genpact Ltd. (a)	800	14,024
Global Payments, Inc.	6,050	440,742
H&R Block, Inc.	12,000	402,240
Hertz Global Holdings, Inc. (a)	12,600	353,178
Iron Mountain, Inc.	1,999	70,865
KAR Auction Services, Inc.	5,700	181,659
Live Nation Entertainment, Inc. (a)	57,100	1,409,799
MasterCard, Inc. Class A	30,560	2,245,243
McKesson Corp.	9,470	1,763,409
Moody’s Corp.	7,900	692,514
Morningstar, Inc.	1,500	107,715
Paychex, Inc.	3,600	149,616
Quanta Services, Inc. (a)	2,100	72,618
Robert Half International, Inc.	4,100	195,734
Service Corp. International	5,000	103,600
Total System Services, Inc.	17,500	549,675
United Rentals, Inc. (a)	8,670	908,009
Vantiv, Inc. Class A (a)	3,200	107,584
Visa, Inc. Class A	17,830	3,756,959
Western Union Co.	32,620	565,631

		18,693,584

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.6%
Avon Products, Inc.	19,200	$280,512
Colgate-Palmolive Co.	13,380	912,248
Coty, Inc.	29,000	483,720
The Estee Lauder Cos., Inc. Class A	8,860	657,944
The Procter & Gamble Co.	5,100	400,809

		2,735,233

Foods — 2.4%
Burger King Worldwide, Inc.	23,200	596,008
Campbell Soup Co.	1,200	54,972
Flowers Foods, Inc.	1,500	31,620
General Mills, Inc.	23,960	1,258,858
The Hershey Co.	4,400	428,428
Hillshire Brands Co.	580	36,134
Hormel Foods Corp.	1,900	93,765
Ingredion, Inc.	7,200	540,288
Kellogg Co.	9,240	607,068
Kraft Foods Group, Inc.	29,366	1,760,492
The Kroger Co.	34,360	1,698,415
McCormick & Co., Inc.	2,400	171,816
Pilgrim’s Pride Corp. (a)	77,200	2,112,192
Sysco Corp.	1,200	44,940
The Hain Celestial Group, Inc. (a)	2,000	177,480
Tyson Foods, Inc. Class A	5,900	221,486
WhiteWave Foods Co. Class A (a)	8,423	272,652
Whole Foods Market, Inc.	600	23,178

		10,129,792

Health Care – Products — 1.8%
Baxter International, Inc.	11,720	847,356
Becton, Dickinson & Co.	7,810	923,923
Boston Scientific Corp. (a)	45,300	578,481
C.R. Bard, Inc.	4,290	613,513
The Cooper Cos., Inc.	1,380	187,031
Edwards Lifesciences Corp. (a)	5,220	448,085
Henry Schein, Inc. (a)	2,590	307,355
Hill-Rom Holdings, Inc.	3,600	149,436
Hologic, Inc. (a)	11,500	291,525
IDEXX Laboratories, Inc. (a)	800	106,856
Intuitive Surgical, Inc. (a)	86	35,415
Johnson & Johnson	11,380	1,190,576
ResMed, Inc.	5,900	298,717
St. Jude Medical, Inc.	8,140	563,695
Stryker Corp.	9,000	758,880
Techne Corp.	840	77,759
Varian Medical Systems, Inc. (a)	4,400	365,816
Zimmer Holdings, Inc.	400	41,544

		7,785,963

Health Care – Services — 1.0%
Aetna, Inc.	8,800	713,504
Catamaran Corp. (a)	3,960	174,874
Centene Corp. (a)	12,900	975,369

	Number of Shares	Value
Cigna Corp.	7,200	$662,184
Covance, Inc. (a)	2,000	171,160
DaVita HealthCare Partners, Inc. (a)	1,660	120,051
HCA Holdings, Inc. (a)	600	33,828
Laboratory Corporation of America Holdings (a)	1,140	116,736
MEDNAX, Inc. (a)	3,200	186,080
Tenet Healthcare Corp. (a)	2,500	117,350
Thermo Fisher Scientific, Inc.	6,090	718,620
Universal Health Services, Inc. Class B	2,800	268,128

		4,257,884

Household Products — 0.7%
Avery Dennison Corp.	3,800	194,750
Church & Dwight Co., Inc.	5,560	388,922
The Clorox Co.	2,080	190,112
Jarden Corp. (a)	3,650	216,627
Kimberly-Clark Corp.	14,000	1,557,080
The Scotts Miracle-Gro Co. Class A	2,400	136,464
Tupperware Brands Corp.	3,200	267,840

		2,951,795

Pharmaceuticals — 6.8%
AbbVie, Inc.	58,000	3,273,520
Actavis PLC (a)	4,420	985,881
Align Technology, Inc. (a)	2,000	112,080
Allergan, Inc.	15,110	2,556,914
Alnylam Pharmaceuticals, Inc. (a)	14,700	928,599
AmerisourceBergen Corp.	3,400	247,044
BioMarin Pharmaceutical, Inc. (a)	400	24,884
Bristol-Myers Squibb Co.	21,100	1,023,561
Cardinal Health, Inc.	9,900	678,744
Cubist Pharmaceuticals, Inc. (a)	2,000	139,640
DENTSPLY International, Inc.	1,950	92,333
Endo International PLC (a)	16,300	1,141,326
Express Scripts Holding Co. (a)	29,180	2,023,050
Forest Laboratories, Inc. (a)	9,760	966,240
Gilead Sciences, Inc. (a)	54,000	4,477,140
Herbalife Ltd.	27,780	1,792,921
Jazz Pharmaceuticals Plc (a)	6,240	917,342
Mallinckrodt PLC (a)	18,600	1,488,372
Mead Johnson Nutrition Co.	8,100	754,677
Merck & Co., Inc.	19,400	1,122,290
Mylan, Inc. (a)	14,400	742,464
Perrigo Co. PLC	350	51,016
Pharmacyclics, Inc. (a)	1,420	127,388
Questcor Pharmaceuticals, Inc.	13,700	1,267,113
Salix Pharmaceuticals Ltd. (a)	1,340	165,289
Sirona Dental Systems, Inc. (a)	200	16,492
United Therapeutics Corp. (a)	23,090	2,043,234
Zoetis, Inc.	1,600	51,632

		29,211,186

		113,790,069

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	11,100	$291,042

Energy — 6.4%
Energy – Alternate Sources — 0.0%
Solarcity Corp. (a)	1,400	98,840

Oil & Gas — 3.6%
Anadarko Petroleum Corp.	3,000	328,410
Athlon Energy, Inc. (a)	2,200	104,940
Cheniere Energy, Inc. (a)	1,900	136,230
Chesapeake Energy Corp.	18,200	565,656
Cobalt International Energy, Inc. (a)	11,000	201,850
Concho Resources, Inc. (a)	1,870	270,215
Continental Resources, Inc. (a)	920	145,397
CVR Energy, Inc.	300	14,457
EOG Resources, Inc.	25,690	3,002,134
EQT Corp.	4,940	528,086
Gulfport Energy Corp. (a)	1,600	100,480
Helmerich & Payne, Inc.	4,320	501,595
Kosmos Energy Ltd. (a)	18,700	210,001
Marathon Petroleum Corp.	11,700	913,419
Murphy USA, Inc. (a)	28,500	1,393,365
Nabors Industries Ltd.	26,800	787,116
Noble Energy, Inc.	40	3,098
Oasis Petroleum, Inc. (a)	2,100	117,369
Patterson-UTI Energy, Inc.	38,100	1,331,214
PBF Energy, Inc. Class A	19,000	506,350
Phillips 66	16,900	1,359,267
Rice Energy, Inc. (a)	18,700	569,415
Seadrill Ltd.	700	27,965
SM Energy Co.	4,900	412,090
Southwestern Energy Co. (a)	8,300	377,567
Valero Energy Corp.	21,300	1,067,130
Whiting Petroleum Corp. (a)	7,500	601,875

		15,576,691

Oil & Gas Services — 2.7%
Baker Hughes, Inc.	13,500	1,005,075
Cameron International Corp. (a)	2,280	154,379
Dresser-Rand Group, Inc. (a)	70	4,461
FMC Technologies, Inc. (a)	5,300	323,671
Halliburton Co.	39,000	2,769,390
HollyFrontier Corp.	15,800	690,302
National Oilwell Varco, Inc.	2,400	197,640
RPC, Inc.	3,750	88,088
Schlumberger Ltd.	46,830	5,523,598
Superior Energy Services, Inc.	16,400	592,696
Targa Resources Corp.	2,000	279,140

		11,628,440

Pipelines — 0.1%
Kinder Morgan, Inc.	54	1,958

	Number of Shares	Value
ONEOK, Inc.	2,900	$197,432

		199,390

		27,503,361

Financial — 4.4%
Banks — 0.1%
Signature Bank (a)	2,090	263,716

Diversified Financial — 2.9%
Affiliated Managers Group, Inc. (a)	2,870	589,498
Air Lease Corp.	22,800	879,624
Ally Financial, Inc. (a)	11,100	265,401
American Express Co.	29,900	2,836,613
Ameriprise Financial, Inc.	6,990	838,800
Artisan Partners Asset Management, Inc.	200	11,336
BlackRock, Inc.	3,070	981,172
CBOE Holdings, Inc.	1,600	78,736
The Charles Schwab Corp.	8,100	218,133
Eaton Vance Corp.	3,500	132,265
Federated Investors, Inc. Class B	80	2,474
Franklin Resources, Inc.	12,990	751,341
IntercontinentalExchange, Inc.	1,920	362,688
Invesco Ltd.	8,900	335,975
Lazard Ltd. Class A	35,800	1,845,848
Legg Mason, Inc.	6,300	323,253
LPL Financial Holdings, Inc.	2,200	109,428
Ocwen Financial Corp. (a)	2,200	81,620
Santander Consumer USA Holdings, Inc.	23,000	451,950
T. Rowe Price Group, Inc.	11,600	979,156
TD Ameritrade Holding Corp.	8,100	253,935
Waddell & Reed Financial, Inc. Class A	3,600	225,324

		12,554,570

Insurance — 0.8%
American Financial Group, Inc.	12,200	726,632
Aon PLC	14,900	1,342,341
Arthur J. Gallagher & Co.	3,200	149,120
Erie Indemnity Co. Class A	90	6,774
Marsh & McLennan Cos., Inc.	14,200	735,844
Reinsurance Group of America, Inc. Class A	3,900	307,710

		3,268,421

Real Estate — 0.0%
CBRE Group, Inc. (a)	5,500	176,220
Realogy Holdings Corp. (a)	100	3,771

		179,991

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp.	5,215	469,246
Boston Properties, Inc.	1,000	118,180
Equity Lifestyle Properties, Inc.	2,800	123,648

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Extra Space Storage, Inc.	6,200	$330,150
OMEGA Healthcare Investors, Inc.	3,800	140,068
Public Storage	1,780	305,003
Simon Property Group, Inc.	649	107,916
Tanger Factory Outlet Centers, Inc.	500	17,485
Taubman Centers, Inc.	8,700	659,547
Ventas, Inc.	2,500	160,250
Weyerhaeuser Co.	1,500	49,635
Zillow, Inc. Class A (a)	1,350	192,955

		2,674,083

		18,940,781

Industrial — 10.5%
Aerospace & Defense — 2.1%
BE Aerospace, Inc. (a)	2,600	240,474
The Boeing Co.	34,190	4,349,994
Lockheed Martin Corp.	17,410	2,798,309
Rockwell Collins, Inc.	1,400	109,396
Spirit AeroSystems Holdings, Inc. Class A (a)	35,600	1,199,720
TransDigm Group, Inc.	250	41,815
United Technologies Corp.	3,450	398,302

		9,138,010

Building Materials — 0.2%
Lennox International, Inc.	1,410	126,294
Martin Marietta Materials, Inc.	3,430	452,931
Masco Corp.	8,600	190,920
USG Corp. (a)	3,700	111,481

		881,626

Electrical Components & Equipment — 0.6%
AMETEK, Inc.	8,575	448,301
Emerson Electric Co.	16,710	1,108,876
Hubbell, Inc. Class B	900	110,835
SunPower Corp. (a)	27,200	1,114,656

		2,782,668

Electronics — 1.0%
Agilent Technologies, Inc.	6,420	368,765
Allegion PLC	2,600	147,368
Amphenol Corp. Class A	5,000	481,700
Avnet, Inc.	15,500	686,805
FLIR Systems, Inc.	23,400	812,682
Gentex Corp.	29,960	871,536
Mettler-Toledo International, Inc. (a)	900	227,862
Trimble Navigation Ltd. (a)	4,620	170,709
Waters Corp. (a)	3,140	327,942

		4,095,369

Engineering & Construction — 0.5%
Chicago Bridge & Iron Co. NV	9,000	613,800
Fluor Corp.	5,600	430,640
Foster Wheeler AG	27,000	919,890

		1,964,330

	Number of Shares	Value
Environmental Controls — 0.1%
Clean Harbors, Inc. (a)	700	$44,975
Stericycle, Inc. (a)	1,620	191,840
Waste Connections, Inc.	3,400	165,070
Waste Management, Inc.	1,200	53,676

		455,561

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	1,200	83,856
Snap-on, Inc.	300	35,556

		119,412

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	8,880	964,990
Ingersoll-Rand PLC	10,600	662,606

		1,627,596

Machinery – Diversified — 1.0%
Cummins, Inc.	7,770	1,198,833
Deere & Co.	2,800	253,540
Flowserve Corp.	4,390	326,396
IDEX Corp.	7,150	577,291
Nordson Corp.	2,200	176,418
Rockwell Automation, Inc.	5,300	663,348
Roper Industries, Inc.	4,070	594,261
Xylem, Inc.	6,500	254,020
Zebra Technologies Corp. Class A (a)	4,350	358,092

		4,402,199

Manufacturing — 2.1%
3M Co.	18,080	2,589,779
A.O. Smith Corp.	5,100	252,858
Acuity Brands, Inc.	1,160	160,370
AptarGroup, Inc.	1,500	100,515
Colfax Corp. (a)	2,900	216,166
Crane Co.	700	52,052
Danaher Corp.	5,720	450,336
Donaldson Co., Inc.	200	8,464
Dover Corp.	5,000	454,750
Hexcel Corp. (a)	3,400	139,060
Honeywell International, Inc.	14,560	1,353,352
Illinois Tool Works, Inc.	10,400	910,624
ITT Corp.	900	43,290
Pall Corp.	4,700	401,333
Parker Hannifin Corp.	4,460	560,756
Trinity Industries, Inc.	27,700	1,211,044

		8,904,749

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	770	194,348
Valmont Industries, Inc.	3,560	540,942

		735,290

Packaging & Containers — 0.4%
Ball Corp.	13,100	821,108
Crown Holdings, Inc. (a)	7,200	358,272

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Owens-Illinois, Inc. (a)	8,700	$301,368
Packaging Corporation of America	200	14,298
Sealed Air Corp.	4,200	143,514
Silgan Holdings, Inc.	2,500	127,050

		1,765,610

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	10,800	1,021,572

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	4,400	280,676
Expeditors International of Washington, Inc.	2,700	119,232
FedEx Corp.	4,660	705,431
Kirby Corp. (a)	2,400	281,136
Landstar System, Inc.	16,860	1,079,040
Norfolk Southern Corp.	2,480	255,514
Old Dominion Freight Line, Inc. (a)	3,300	210,144
Union Pacific Corp.	26,740	2,667,315
United Continental Holdings, Inc. (a)	19,055	782,589
United Parcel Service, Inc. Class B	5,350	549,231

		6,930,308

Trucking & Leasing — 0.1%
AMERCO	1,000	290,760

		45,115,060

Technology — 20.6%
Computers — 9.2%
Accenture PLC Class A	14,400	1,164,096
Apple, Inc.	240,343	22,335,075
Cadence Design Systems, Inc. (a)	9,100	159,159
Cognizant Technology Solutions Corp. Class A (a)	27,100	1,325,461
Computer Sciences Corp.	31,200	1,971,840
Diebold, Inc.	21,500	863,655
DST Systems, Inc.	6,920	637,816
EMC Corp.	15,080	397,207
IHS, Inc. Class A (a)	2,910	394,800
International Business Machines Corp.	34,400	6,235,688
Jack Henry & Associates, Inc.	3,600	213,948
MICROS Systems, Inc. (a)	900	61,110
NCR Corp. (a)	60	2,105
NetApp, Inc.	32,360	1,181,787
Riverbed Technology, Inc. (a)	69,000	1,423,470
SanDisk Corp.	7,750	809,333
Teradata Corp. (a)	11,100	446,220

		39,622,770

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	69,200	1,911,304

Semiconductors — 2.9%
Advanced Micro Devices, Inc. (a)	126,400	529,616
Altera Corp.	11,500	399,740
Analog Devices, Inc.	3,880	209,792

	Number of Shares	Value
Applied Materials, Inc.	13,200	$297,660
Atmel Corp. (a)	12,700	118,999
Avago Technologies Ltd.	10,400	749,528
Freescale Semiconductor Ltd. (a)	600	14,100
Intel Corp.	16,700	516,030
KLA-Tencor Corp.	4,800	348,672
Lam Research Corp.	10,100	682,558
Linear Technology Corp.	16,020	754,061
Maxim Integrated Products, Inc.	11,000	376,750
Microchip Technology, Inc.	13,000	634,530
Micron Technology, Inc. (a)	51,800	1,706,810
NVIDIA Corp.	66,900	1,240,326
ON Semiconductor Corp. (a)	17,600	160,864
Skyworks Solutions, Inc.	14,600	685,616
Texas Instruments, Inc.	53,950	2,578,271
Xilinx, Inc.	11,210	530,345

		12,534,268

Software — 8.0%
Activision Blizzard, Inc.	38,200	851,860
Adobe Systems, Inc. (a)	21,550	1,559,358
ANSYS, Inc. (a)	2,400	181,968
Athenahealth, Inc. (a)	1,010	126,381
Autodesk, Inc. (a)	17,750	1,000,745
Broadridge Financial Solutions, Inc.	14,160	589,623
Cerner Corp. (a)	3,200	165,056
Citrix Systems, Inc. (a)	8,100	506,655
The Dun & Bradstreet Corp.	2,540	279,908
Electronic Arts, Inc. (a)	31,100	1,115,557
Fidelity National Information Services, Inc.	1,300	71,162
Fiserv, Inc. (a)	9,900	597,168
Informatica Corp. (a)	16,000	570,400
Intuit, Inc.	12,260	987,298
Microsoft Corp.	246,760	10,289,892
MSCI, Inc. (a)	1,000	45,850
NetSuite, Inc. (a)	800	69,504
Oracle Corp.	203,000	8,227,590
PTC, Inc. (a)	6,200	240,560
Red Hat, Inc. (a)	4,700	259,769
Salesforce.com, Inc. (a)	27,740	1,611,139
SEI Investments Co.	11,200	367,024
Servicenow, Inc. (a)	2,600	161,096
Solarwinds, Inc. (a)	39,700	1,534,802
Solera Holdings, Inc.	10,000	671,500
Splunk, Inc. (a)	800	44,264
Veeva Systems, Inc. Class A (a)	11,000	279,950
VeriFone Systems, Inc. (a)	25,900	951,825
VMware, Inc. Class A (a)	3,980	385,304
Workday, Inc. Class A (a)	3,700	332,482

		34,075,690

		88,144,032

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.1%
Electric — 0.1%
Calpine Corp. (a)	11,600	$276,196
ITC Holdings Corp.	2,500	91,200

		367,396

TOTAL COMMON STOCK (Cost $399,642,155)		438,582,713

TOTAL EQUITIES (Cost $399,642,155)		438,582,713

TOTAL LONG-TERM INVESTMENTS (Cost $399,642,155)		438,582,713

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$5,100,008	5,100,008

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	307	307

TOTAL SHORT-TERM INVESTMENTS (Cost $5,100,315)		5,100,315

TOTAL INVESTMENTS — 103.5% (Cost $404,742,470) (c)		443,683,028

Other Assets/(Liabilities) — (3.5)%		(14,931,628)

NET ASSETS — 100.0%		$428,751,400

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $5,100,010. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 1/25/39 – 8/15/39, and an aggregate market value, including accrued interest, of $5,202,627.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 7.4%
Chemicals — 3.4%
A. Schulman, Inc.	37,461	$1,449,740
Cytec Industries, Inc.	14,157	1,492,431
Intrepid Potash, Inc. (a) (b)	87,130	1,460,299
Tronox Ltd. Class A	70,360	1,892,684

		6,295,154

Forest Products & Paper — 1.8%
P.H. Glatfelter Co.	122,739	3,256,266

Mining — 2.2%
Century Aluminum Co. (a)	97,650	1,531,152
Kaiser Aluminum Corp.	33,070	2,409,811

		3,940,963

		13,492,383

Communications — 3.7%
Internet — 1.2%
Web.com Group, Inc. (a)	76,450	2,207,112

Telecommunications — 2.5%
Finisar Corp. (a) (b)	161,787	3,195,293
Mastec, Inc. (a)	41,150	1,268,243

		4,463,536

		6,670,648

Consumer, Cyclical — 12.6%
Airlines — 0.9%
Spirit Airlines, Inc. (a)	25,270	1,598,075

Auto Manufacturers — 0.5%
Wabash National Corp. (a)	67,960	968,430

Automotive & Parts — 2.8%
Dana Holding Corp.	173,381	4,233,964
Titan International, Inc. (b)	53,050	892,301

		5,126,265

Home Builders — 1.0%
KB Home	99,690	1,862,209

Retail — 7.4%
Brinker International, Inc.	55,360	2,693,264
Dunkin’ Brands Group, Inc.	22,544	1,032,741
Mattress Firm Holding Corp. (a) (b)	53,830	2,570,382
Pier 1 Imports, Inc.	86,673	1,335,631
Popeyes Louisiana Kitchen, Inc. (a)	42,760	1,869,040
Signet Jewelers Ltd.	11,350	1,255,196
Texas Roadhouse, Inc.	103,130	2,681,380

		13,437,634

		22,992,613

	Number of Shares	Value
Consumer, Non-cyclical — 24.8%
Biotechnology — 1.9%
Celldex Therapeutics, Inc. (a) (b)	37,940	$619,181
Integra LifeSciences Holdings (a)	33,040	1,554,862
MorphoSys AG (a)	9,361	878,212
Ultragenyx Pharmaceutical, Inc. (a) (b)	11,560	518,928

		3,571,183

Commercial Services — 12.1%
ABM Industries, Inc.	55,450	1,496,041
Booz Allen Hamilton Holding Corp.	69,920	1,485,101
HMS Holdings Corp. (a)	81,923	1,672,049
KAR Auction Services, Inc.	121,860	3,883,678
Korn/Ferry International (a)	143,683	4,219,970
LifeLock, Inc. (a) (b)	165,780	2,314,289
MAXIMUS, Inc.	38,708	1,665,218
Monro Muffler Brake, Inc. (b)	16,302	867,103
Paylocity Holding Corp. (a) (b)	28,600	618,618
Robert Half International, Inc.	53,541	2,556,047
Team Health Holdings, Inc. (a)	25,970	1,296,942

		22,075,056

Foods — 0.5%
Flowers Foods, Inc.	43,860	924,569

Health Care – Products — 2.2%
Dexcom, Inc. (a)	38,260	1,517,392
Endologix, Inc. (a)	69,350	1,054,813
Spectranetics Corp. (a)	62,130	1,421,534

		3,993,739

Health Care – Services — 4.0%
Acadia Healthcare Co., Inc. (a)	33,410	1,520,155
HealthSouth Corp.	70,093	2,514,236
WellCare Health Plans, Inc. (a)	43,146	3,221,280

		7,255,671

Household Products — 2.8%
Acco Brands Corp. (a)	293,390	1,880,630
Prestige Brands Holdings, Inc. (a)	93,616	3,172,646

		5,053,276

Pharmaceuticals — 1.3%
AcelRx Pharmaceuticals, Inc. (a) (b)	42,090	431,423
Aratana Therapeutics, Inc. (a) (b)	38,380	599,112
Keryx Biopharmaceuticals, Inc. (a) (b)	93,080	1,431,570

		2,462,105

		45,335,599

Diversified — 0.6%
Holding Company – Diversified — 0.6%
Horizon Pharma, Inc. (a) (b)	64,388	1,018,618

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.1%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a)	159,182	$1,825,818

Oil & Gas — 3.1%
Energy XXI (Bermuda) Ltd. (b)	62,703	1,481,673
Valero Energy Partners LP	50,925	2,562,037
Western Refining, Inc.	45,540	1,710,027

		5,753,737

		7,579,555

Financial — 23.2%
Banks — 5.8%
BancorpSouth, Inc.	95,260	2,340,538
FirstMerit Corp.	120,449	2,378,868
MB Financial, Inc.	84,520	2,286,266
Talmer Bancorp, Inc. (a)	70,060	966,127
Webster Financial Corp.	80,520	2,539,601

		10,511,400

Insurance — 0.9%
AmTrust Financial Services, Inc. (b)	38,528	1,610,856

Real Estate Investment Trusts (REITS) — 11.8%
Apollo Commercial Real Estate Finance, Inc.	140,162	2,311,271
Chatham Lodging Trust	111,605	2,444,149
DuPont Fabros Technology, Inc.	80,430	2,168,393
LaSalle Hotel Properties	132,416	4,672,961
Mid-America Apartment Communities, Inc.	26,401	1,928,593
Redwood Trust, Inc. (b)	173,480	3,377,656
STAG Industrial, Inc.	142,440	3,419,984
Starwood Property Trust, Inc.	54,676	1,299,649

		21,622,656

Savings & Loans — 4.7%
BankUnited, Inc.	84,118	2,816,271
First Niagara Financial Group, Inc.	319,810	2,795,139
Flagstar Bancorp, Inc. (a)	84,514	1,529,703
Oritani Financial Corp.	94,368	1,452,324

		8,593,437

		42,338,349

Industrial — 10.6%
Aerospace & Defense — 2.2%
AAR Corp.	31,962	880,873
Orbital Sciences Corp. (a)	63,900	1,888,245
Triumph Group, Inc.	19,510	1,362,188

		4,131,306

Building Materials — 1.3%
Boise Cascade Co. (a)	80,820	2,314,685

Electrical Components & Equipment — 1.0%
Greatbatch, Inc. (a)	36,042	1,768,221

	Number of Shares	Value
Electronics — 0.3%
Fluidigm Corp. (a)	16,310	$479,514

Engineering & Construction — 0.9%
AECOM Technology Corp. (a)	49,066	1,579,925

Environmental Controls — 1.1%
Waste Connections, Inc.	41,604	2,019,874

Manufacturing — 0.5%
Matthews International Corp. Class A	24,500	1,018,465

Packaging & Containers — 0.6%
Packaging Corporation of America	15,259	1,090,866

Transportation — 2.7%
Saia, Inc. (a)	41,463	1,821,470
Swift Transportation Co. (a)	72,159	1,820,571
XPO Logistics, Inc. (a) (b)	48,860	1,398,373

		5,040,414

		19,443,270

Technology — 10.0%
Computers — 4.4%
CACI International, Inc. Class A (a)	7,790	546,936
FleetMatics Group PLC (a) (b)	24,680	798,151
Fortinet, Inc. (a)	127,947	3,215,308
j2 Global, Inc. (b)	33,356	1,696,486
Unisys Corp. (a)	75,440	1,866,386

		8,123,267

Semiconductors — 2.9%
Cavium, Inc. (a)	57,090	2,835,089
Semtech Corp. (a)	91,939	2,404,205

		5,239,294

Software — 2.7%
Guidewire Software, Inc. (a)	66,250	2,693,725
Imperva, Inc. (a)	26,610	696,650
Proofpoint, Inc. (a)	42,260	1,583,059

		4,973,434

		18,335,995

Utilities — 0.4%
Water — 0.4%
Aqua America, Inc.	30,353	795,856

TOTAL COMMON STOCK (Cost $153,095,673)		178,002,886

TOTAL EQUITIES (Cost $153,095,673)		178,002,886

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 10.9%
Diversified Financial — 10.9%
State Street Navigator Securities Lending Prime Portfolio (c)	19,969,055	$19,969,055

TOTAL MUTUAL FUNDS (Cost $19,969,055)		19,969,055

TOTAL LONG-TERM INVESTMENTS (Cost $173,064,728)		197,971,941

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$4,718,786	4,718,786

TOTAL SHORT-TERM INVESTMENTS (Cost $4,718,786)		4,718,786

TOTAL INVESTMENTS — 110.9%
(Cost $177,783,514) (e)		202,690,727

Other Assets/(Liabilities) — (10.9)%		(19,904,924)

NET ASSETS — 100.0%		$182,785,803

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $19,492,029 or 10.66% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,718,787. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $4,813,171.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 95.8%
Basic Materials — 1.8%
Chemicals — 1.1%
Linde AG	20,888	$4,442,019

Iron & Steel — 0.4%
Vale SA (a)	136,290	1,803,117

Mining — 0.3%
Alrosa AO	1,155,115	1,427,057

		7,672,193

Communications — 15.9%
Internet — 6.2%
eBay, Inc. (b)	155,980	7,808,359
Facebook, Inc. Class A (b)	80,840	5,439,723
Google, Inc. Class A (b)	9,910	5,794,080
Google, Inc. Class C (b)	9,910	5,701,025
JD.com, Inc. (b)	38,322	1,092,560

		25,835,747

Media — 4.8%
The McGraw Hill Financial, Inc.	106,490	8,841,865
The Walt Disney Co.	99,520	8,532,845
Zee Entertainment Enterprises Ltd.	533,549	2,599,177

		19,973,887

Telecommunications — 4.9%
Juniper Networks, Inc. (b)	133,190	3,268,483
KDDI Corp.	103,246	6,311,250
Telefonaktiebolaget LM Ericsson Class B	907,601	10,974,368

		20,554,101

		66,363,735

Consumer, Cyclical — 7.2%
Apparel — 0.6%
Tod’s SpA (a)	21,223	2,700,991

Entertainment — 0.3%
Gtech SpA	45,159	1,103,705

Retail — 6.2%
Inditex SA	44,885	6,921,167
Kering	31,670	6,939,891
Lululemon Athletica, Inc. (a) (b)	49,620	2,008,618
McDonald’s Corp.	39,890	4,018,519
Tiffany & Co.	61,330	6,148,332

		26,036,527

Textiles — 0.1%
Brunello Cucinelli SpA (a)	11,259	255,903

		30,097,126

	Number of Shares	Value
Consumer, Non-cyclical — 21.1%
Beverages — 1.5%
AMBEV SA	374,260	$2,634,790
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	39,933	3,739,726

		6,374,516

Biotechnology — 3.0%
Biogen Idec, Inc. (b)	10,150	3,200,397
Celldex Therapeutics, Inc. (a) (b)	158,220	2,582,150
Circassia Pharmaceuticals PLC (b)	340,260	1,606,018
Theravance Biopharma, Inc. (a) (b)	22,214	708,182
Vertex Pharmaceuticals, Inc. (b)	44,570	4,219,888

		12,316,635

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	111,700	7,615,706

Foods — 2.7%
Nestle SA	53,657	4,157,503
Unilever PLC	160,182	7,263,486

		11,420,989

Health Care – Products — 1.6%
St. Jude Medical, Inc.	37,680	2,609,340
Zimmer Holdings, Inc.	40,270	4,182,442

		6,791,782

Health Care – Services — 3.1%
Aetna, Inc.	79,990	6,485,589
WellPoint, Inc.	58,230	6,266,130

		12,751,719

Pharmaceuticals — 7.4%
Allergan, Inc.	25,100	4,247,422
Bayer AG	44,820	6,330,754
Clovis Oncology, Inc. (b)	24,950	1,033,179
Gilead Sciences, Inc. (b)	64,430	5,341,891
Medivation, Inc. (b)	18,810	1,449,875
Roche Holding AG	16,600	4,953,465
Shire Ltd.	68,980	5,408,788
Theravance, Inc. (a) (b)	77,750	2,315,395

		31,080,769

		88,352,116

Diversified — 1.9%
Holding Company – Diversified — 1.9%
LVMH Moet Hennessy Louis Vuitton SA	40,350	7,772,642

Energy — 3.6%
Oil & Gas — 1.2%
Gazprom OAO Sponsored ADR (Russia)	19,960	173,951

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gazprom OAO Sponsored ADR (Russia)	197,540	$1,722,534
Repsol YPF SA	116,560	3,079,550

		4,976,035

Oil & Gas Services — 2.4%
Technip SA	67,930	7,440,813
Transocean Ltd. (a)	61,152	2,753,675

		10,194,488

		15,170,523

Financial — 19.5%
Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA	444,102	5,653,793
Deutsche Bank AG	162,781	5,726,999
ICICI Bank Ltd. Sponsored ADR (India)	116,740	5,825,326
Itau Unibanco Holding SA Sponsored ADR (Brazil)	253,815	3,649,857
Societe Generale SA	62,140	3,249,602
Sumitomo Mitsui Financial Group, Inc.	79,900	3,355,016

		27,460,593

Diversified Financial — 6.7%
BM&F BOVESPA SA	630,300	3,306,258
Citigroup, Inc.	149,590	7,045,689
Credit Suisse Group	125,881	3,584,509
The Goldman Sachs Group, Inc.	24,490	4,100,606
Moscow Exchange OAO	1,295,131	2,569,514
UBS AG	419,453	7,686,097

		28,292,673

Insurance — 5.0%
Allianz SE	39,035	6,505,794
The Dai-ichi Life Insurance Co. Ltd.	297,500	4,441,952
Fidelity National Financial, Inc. Class A	84,250	2,760,030
Prudential PLC	312,342	7,164,746

		20,872,522

Real Estate — 1.2%
DLF Ltd.	1,062,824	3,789,737
Seibu Holdings, Inc. (a)	59,400	1,232,882

		5,022,619

		81,648,407

Industrial — 15.1%
Aerospace & Defense — 2.7%
Embraer SA Sponsored ADR (Brazil)	99,380	3,620,413
European Aeronautic Defence and Space Co.	112,540	7,553,456

		11,173,869

	Number of Shares	Value
Electrical Components & Equipment — 1.2%
Emerson Electric Co.	54,090	$3,589,412
Prysmian SpA	73,073	1,649,175

		5,238,587

Electronics — 5.7%
Fanuc Corp.	15,100	2,609,409
Keyence Corp.	13,220	5,782,559
Kyocera Corp.	87,600	4,167,601
Murata Manufacturing Co. Ltd.	67,810	6,360,641
Nidec Corp.	79,000	4,857,304

		23,777,514

Machinery – Diversified — 0.5%
FLSmidth & Co. A/S	39,396	2,202,161

Manufacturing — 2.5%
3M Co.	35,670	5,109,371
Siemens AG	40,946	5,407,925

		10,517,296

Metal Fabricate & Hardware — 1.4%
Assa Abloy AB Series B	116,850	5,939,053

Transportation — 1.1%
United Parcel Service, Inc. Class B	44,230	4,540,652

		63,389,132

Technology — 9.7%
Computers — 0.4%
Fusion-io, Inc. (b)	144,480	1,632,624

Semiconductors — 3.1%
Altera Corp.	192,810	6,702,076
Maxim Integrated Products, Inc.	185,740	6,279,869

		12,981,945

Software — 6.2%
Adobe Systems, Inc. (b)	96,920	7,013,131
Intuit, Inc.	77,240	6,220,137
Microsoft Corp.	113,790	4,745,043
SAP AG	102,882	7,946,404

		25,924,715

		40,539,284

TOTAL COMMON STOCK (Cost $252,109,551)		401,005,158

PREFERRED STOCK — 2.0%
Communications — 0.0%
Media — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	11,204,529	141,582

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 2.0%
Auto Manufacturers — 2.0%
Bayerische Motoren Werke AG 3.520%	86,107	$8,255,613

TOTAL PREFERRED STOCK (Cost $2,988,426)		8,397,195

TOTAL EQUITIES (Cost $255,097,977)		409,402,353

MUTUAL FUNDS — 6.1%
Diversified Financial — 6.1%
Oppenheimer Institutional Money Market Fund Class E (c)	10,543,048	10,543,048
State Street Navigator Securities Lending Prime Portfolio (d)	14,856,007	14,856,007

		25,399,055

TOTAL MUTUAL FUNDS (Cost $25,399,055)		25,399,055

RIGHTS — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 7/10/14, Strike 39.00 (b)	116,532	79,305

TOTAL RIGHTS (Cost $76,980)		79,305

TOTAL LONG-TERM INVESTMENTS
(Cost $280,574,012)		434,880,713

TOTAL INVESTMENTS — 103.9%
(Cost $280,574,012) (e)		434,880,713

Other Assets/(Liabilities) — (3.9)%		(16,458,194)

NET ASSETS — 100.0%		$418,422,519

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $14,407,435 or 3.44% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Basic Materials — 3.7%
Chemicals — 3.7%
Brenntag AG	33,262	$5,941,094
Essentra PLC	590,589	7,706,596
Syngenta AG	21,450	8,014,142

		21,661,832

		21,661,832

Communications — 12.3%
Internet — 4.3%
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	73,460	4,704,378
Iliad SA	15,150	4,572,169
United Internet AG	141,470	6,233,095
Yahoo! Japan Corp.	1,273,300	5,900,509
Yoox SpA (a)	152,324	4,102,629

		25,512,780

Media — 2.0%
British Sky Broadcasting Group PLC	468,631	7,243,371
Grupo Televisa SAB Sponsored ADR (Mexico)	32,300	1,108,213
Liberty Global PLC Series A (a)	15,334	678,069
Liberty Global PLC Series C (a)	37,938	1,605,157
Zee Entertainment Enterprises Ltd.	267,993	1,305,525

		11,940,335

Telecommunications — 6.0%
BT Group PLC	1,344,363	8,844,425
Inmarsat PLC	521,870	6,670,398
SES SA	172,210	6,529,136
Telecity Group PLC	259,230	3,338,870
Telefonaktiebolaget LM Ericsson Class B	531,528	6,427,036
Ziggo NV	77,841	3,597,188

		35,407,053

		72,860,168

Consumer, Cyclical — 15.6%
Apparel — 2.3%
Burberry Group PLC	286,524	7,264,542
Prada SpA	897,400	6,379,576

		13,644,118

Auto Manufacturers — 1.1%
Bayerische Motoren Werke AG	50,188	6,366,002

Distribution & Wholesale — 1.3%
Wolseley PLC	140,145	7,673,626

Entertainment — 1.2%
William Hill PLC	1,314,154	7,366,155

	Number of Shares	Value
Home Furnishing — 0.8%
SEB SA	56,617	$5,008,451

Leisure Time — 0.9%
Carnival Corp.	145,370	5,473,181

Retail — 8.0%
Cie Financiere Richemont SA	73,100	7,672,265
CP ALL PCL	5,251,000	7,766,076
Dollarama, Inc.	81,420	6,703,291
Domino’s Pizza UK & IRL PLC	525,370	4,708,208
Inditex SA	54,702	8,434,927
Kering	20,460	4,483,428
Swatch Group AG	12,086	7,299,816

		47,068,011

		92,599,544

Consumer, Non-cyclical — 30.4%
Agriculture — 0.7%
Swedish Match AB	112,860	3,915,280

Beverages — 3.2%
Diageo PLC	249,111	7,930,024
Heineken NV	87,041	6,249,208
Pernod-Ricard SA	40,375	4,848,679

		19,027,911

Biotechnology — 1.1%
CSL Ltd.	101,000	6,341,068

Commercial Services — 9.4%
Aggreko PLC	226,242	6,384,235
Benesse Holdings, Inc.	89,947	3,904,997
Bunzl PLC	270,642	7,505,836
Dignity PLC	158,139	3,709,393
Edenred (b)	201,225	6,097,310
Experian PLC	413,821	6,989,281
Intertek Group PLC	146,270	6,878,997
Prosegur Cia de Seguridad SA (b)	1,067,005	7,656,178
SGS SA	2,844	6,816,820

		55,943,047

Cosmetics & Personal Care — 0.2%
L’Oreal	6,170	1,063,907

Foods — 4.9%
Aryzta AG	88,051	8,333,597
Barry Callebaut AG	4,563	6,199,506
Danone SA	73,845	5,480,604
Saputo, Inc.	22,040	1,320,479
Unilever PLC	174,630	7,918,634

		29,252,820

Health Care – Products — 3.9%
Cie Generale d’Optique Essilor International SA	47,780	5,072,682
DiaSorin SpA (b)	106,244	4,451,539

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Luxottica Group SpA	47,264	$2,735,489
Sonova Holding AG	42,475	6,483,358
William Demant Holding (a)	49,349	4,480,824

		23,223,892

Health Care – Services — 0.8%
Sonic Healthcare Ltd.	303,167	4,957,562

Household Products — 1.2%
Reckitt Benckiser Group PLC	79,058	6,894,461

Pharmaceuticals — 5.0%
Galenica AG	5,019	4,897,755
Grifols SA	138,389	7,555,455
Novo Nordisk A/S	182,936	8,444,805
Roche Holding AG	28,483	8,499,370

		29,397,385

		180,017,333

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	26,930	5,187,540

Energy — 2.5%
Oil & Gas Services — 2.5%
Hunting PLC	28,270	415,172
Saipem SpA (a)	201,766	5,437,304
Schoeller-Bleckmann Oilfield Equipment AG	26,964	3,475,068
Technip SA	48,670	5,331,141

		14,658,685

		14,658,685

Financial — 4.2%
Banks — 0.8%
ICICI Bank Ltd. Sponsored ADR (India)	95,265	4,753,723

Diversified Financial — 2.4%
Housing Development Finance Corp.	27,105	444,998
ICAP PLC	1,025,989	6,664,540
Tullett Prebon PLC	343,639	1,554,852
UBS AG	282,704	5,180,295

		13,844,685

Insurance — 1.0%
Prudential PLC	263,475	6,043,796

		24,642,204

Industrial — 19.6%
Aerospace & Defense — 2.9%
Empresa Brasileira de Aeronautica SA	444,319	4,060,104
European Aeronautic Defence and Space Co.	87,490	5,872,151

	Number of Shares	Value
Rolls-Royce Holdings PLC	408,990	$7,469,823

		17,402,078

Building Materials — 2.3%
James Hardie Industries NV	523,000	6,832,832
Sika AG	1,695	6,932,944

		13,765,776

Electrical Components & Equipment — 2.0%
Legrand SA	107,730	6,585,756
Schneider Electric SE	57,280	5,402,318

		11,988,074

Electronics — 3.3%
Fanuc Corp.	8,400	1,451,592
Hoya Corp.	212,700	7,077,848
Keyence Corp.	13,909	6,083,934
Nidec Corp.	54,100	3,326,331
Omron Corp.	42,521	1,796,477

		19,736,182

Engineering & Construction — 3.4%
ABB Ltd.	251,488	5,803,541
Boskalis Westminster (b)	129,714	7,431,709
Leighton Holdings Ltd. (b)	212,942	3,962,453
Trevi Finanziaria SpA	287,597	2,600,895

		19,798,598

Machinery – Construction & Mining — 1.2%
Atlas Copco AB Class A Shares	250,250	7,223,558

Machinery – Diversified — 1.3%
The Weir Group PLC	169,037	7,567,342

Manufacturing — 1.5%
Aalberts Industries NV	264,943	8,643,266

Transportation — 1.7%
Koninklijke Vopak NV (b)	125,276	6,120,957
Royal Mail PLC (a)	434,430	3,707,106

		9,828,063

		115,952,937

Technology — 8.2%
Computers — 0.9%
Gemalto NV (b)	46,609	4,831,304
Gemalto NV (b)	8,366	866,746

		5,698,050

Semiconductors — 1.2%
ARM Holdings PLC	457,550	6,906,716

Software — 6.1%
Amadeus IT Holding SA Class A	176,788	7,283,523
Aveva Group PLC	88,967	3,099,259
Compugroup Holding AG	56,408	1,607,428
Dassault Systemes SA	45,214	5,811,473
Infosys Technologies Ltd.	12,653	683,729
The Sage Group PLC	546,313	3,587,212

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SAP AG	123,938	$9,572,728
Temenos Group AG	112,393	4,378,349

		36,023,701

		48,628,467

Utilities — 0.3%
Electric — 0.3%
APR Energy PLC (b)	167,592	1,864,515

TOTAL COMMON STOCK (Cost $448,555,423)		578,073,225

PREFERRED STOCK — 0.0%
Communications — 0.0%
Media — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	6,533,478	82,558

Industrial — 0.0%
Aerospace & Defense — 0.0%
Rolls-Royce Holdings PLC (a) (c)	53,772,860	92,027
Rolls-Royce Holdings PLC (a) (c)	22,027,180	37,697

		129,724

TOTAL PREFERRED STOCK (Cost $145,281)		212,282

TOTAL EQUITIES (Cost $448,700,704)		578,285,507

MUTUAL FUNDS — 6.2%
Diversified Financial — 6.2%
Oppenheimer Institutional Money Market Fund Class E (d)	16,602,017	16,602,017
State Street Navigator Securities Lending Prime Portfolio (e)	19,787,408	19,787,408

		36,389,425

TOTAL MUTUAL FUNDS (Cost $36,389,425)		36,389,425

	Units
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (a) (c)	301,298	-

TOTAL WARRANTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $485,090,129)		614,674,932

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	$273,000	$273,000

TOTAL SHORT-TERM INVESTMENTS (Cost $273,000)		273,000

TOTAL INVESTMENTS — 103.9%
(Cost $485,363,129) (f)		614,947,932

Other Assets/(Liabilities) — (3.9)%		(23,337,823)

NET ASSETS — 100.0%		$591,610,109

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $18,831,614 or 3.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $129,724 or 0.02% of net assets.
(d)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.2%

COMMON STOCK — 100.2%
Basic Materials — 5.6%
Chemicals — 1.5%
Syngenta AG	3,441	$1,285,625

Iron & Steel — 1.6%
Hitachi Metals Ltd. (a)	91,000	1,380,231

Mining — 2.5%
Fresnillo PLC (a)	41,762	622,653
Randgold Resources Ltd.	9,285	781,176
Yamana Gold, Inc.	92,729	762,233

		2,166,062

		4,831,918

Communications — 9.1%
Advertising — 2.3%
WPP PLC	89,404	1,946,768

Telecommunications — 6.8%
BT Group PLC	249,885	1,643,968
KDDI Corp.	32,800	2,005,007
SES SA	23,240	881,117
Vodafone Group PLC	417,466	1,395,082

		5,925,174

		7,871,942

Consumer, Cyclical — 9.1%
Apparel — 1.5%
Adidas AG	12,632	1,279,510

Auto Manufacturers — 4.1%
Bayerische Motoren Werke AG	10,317	1,308,640
Toyota Motor Corp.	37,800	2,273,827

		3,582,467

Automotive & Parts — 2.4%
Aisin Seiki Co.	18,800	749,345
Denso Corp.	27,800	1,329,377

		2,078,722

Entertainment — 1.1%
William Hill PLC	174,954	980,660

		7,921,359

Consumer, Non-cyclical — 21.4%
Agriculture — 1.5%
Japan Tobacco, Inc.	36,300	1,325,716

Commercial Services — 0.9%
Wirecard AG	18,793	811,317

Foods — 1.6%
Koninklijke Ahold NV	72,510	1,360,561

Health Care – Products — 1.6%
Fresenius SE & Co. KGaA	9,444	1,408,389

	Number of Shares	Value
Household Products — 3.3%
Reckitt Benckiser Group PLC	20,572	$1,794,036
Societe BIC SA	7,944	1,086,716

		2,880,752

Pharmaceuticals — 12.5%
AstraZeneca PLC	11,794	877,605
Bayer AG	10,867	1,534,946
Roche Holding AG	7,716	2,302,466
Sanofi	14,018	1,490,996
Shire Ltd.	35,444	2,779,198
Takeda Pharmaceutical Co. Ltd.	39,100	1,815,923

		10,801,134

		18,587,869

Diversified — 3.3%
Holding Company – Diversified — 3.3%
Hutchison Whampoa Ltd.	101,000	1,380,321
Keppel Corp. Ltd.	175,400	1,518,287

		2,898,608

Energy — 8.1%
Oil & Gas — 8.1%
BG Group PLC	82,123	1,736,187
Royal Dutch Shell PLC Class A	53,065	2,196,108
SK Holdings Co., Ltd.	2,913	525,543
Total SA	35,478	2,563,301

		7,021,139

		7,021,139

Financial — 26.5%
Banks — 10.4%
Banco Popular Espanol SA	78,312	526,009
Barclays PLC	374,005	1,362,379
BNP Paribas	20,324	1,378,969
Julius Baer Group Ltd.	21,567	889,285
Mitsubishi UFJ Financial Group, Inc.	279,900	1,719,419
Sumitomo Mitsui Trust Holdings, Inc.	383,000	1,753,946
UniCredit SpA	164,035	1,373,904

		9,003,911

Diversified Financial — 5.5%
Credit Suisse Group	56,228	1,601,113
Deutsche Boerse AG	22,966	1,782,320
UBS AG	77,270	1,415,903

		4,799,336

Insurance — 9.3%
Admiral Group PLC	58,382	1,551,796
AXA SA	77,538	1,850,427
Prudential PLC	62,393	1,431,220
SCOR SE	9,829	338,137
Tokio Marine Holdings, Inc.	34,800	1,146,649
Zurich Insurance Group AG	5,736	1,729,348

		8,047,577

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 1.3%
Mitsui Fudosan Co. Ltd.	35,000	$1,183,584

		23,034,408

Industrial — 14.7%
Aerospace & Defense — 1.8%
European Aeronautic Defence and Space Co.	23,743	1,593,582

Electrical Components & Equipment — 4.1%
Hitachi Ltd.	224,000	1,643,864
Mitsubishi Electric Corp.	154,000	1,905,321

		3,549,185

Electronics — 1.8%
Koninklijke Philips Electronics NV	49,079	1,555,827

Engineering & Construction — 1.1%
JGC Corp.	30,000	913,085

Machinery – Construction & Mining — 2.5%
BHP Billiton PLC	65,835	2,143,540

Packaging & Containers — 1.5%
Amcor Ltd.	136,338	1,341,649

Transportation — 1.9%
East Japan Railway	21,300	1,679,929

		12,776,797

Technology — 2.4%
Semiconductors — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	35,000	748,650

Software — 1.5%
SAP AG	16,750	1,293,737

		2,042,387

TOTAL COMMON STOCK (Cost $79,499,749)		86,986,427

TOTAL EQUITIES (Cost $79,499,749)		86,986,427

MUTUAL FUNDS — 2.3%
Diversified Financial — 2.3%
State Street Navigator Securities Lending Prime Portfolio (b)	1,981,966	1,981,966

TOTAL MUTUAL FUNDS (Cost $1,981,966)		1,981,966

TOTAL LONG-TERM INVESTMENTS (Cost $81,481,715)		88,968,393

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (c)	$1,239,607	$1,239,607

TOTAL SHORT-TERM INVESTMENTS (Cost $1,239,607)		1,239,607

TOTAL INVESTMENTS — 103.9% (Cost $82,721,322) (d)		90,208,000

Other Assets/(Liabilities) — (3.9)%		(3,365,990)

NET ASSETS — 100.0%		$86,842,010

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $1,882,466 or 2.17% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Represents investment of security lending collateral. (Note 2).
(c)	Maturity value of $1,239,608. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $1,265,095.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 93.3%
Basic Materials — 3.0%
Chemicals — 0.4%
Asian Paints Ltd.	63,291	$624,028

Mining — 2.6%
Alrosa AO	623,198	769,914
Glencore PLC	505,085	2,814,424
Grupo Mexico SAB de CV	89,016	297,029

		3,881,367

		4,505,395

Communications — 17.9%
Internet — 12.5%
B2W Cia Digital (a)	34,400	435,936
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	38,800	7,248,228
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	12,320	788,973
JD.com, Inc. (a)	7,620	217,246
MercadoLibre, Inc. (b)	16,780	1,600,812
NAVER Corp.	1,385	1,146,012
Tencent Holdings Ltd.	179,642	2,753,987
Yandex NV (a) (b)	107,300	3,824,172
Youku Tudou, Inc. (a) (b)	32,450	774,257

		18,789,623

Media — 2.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	52,800	1,811,568
Naspers Ltd.	7,049	829,715
Zee Entertainment Enterprises Ltd.	291,929	1,422,128

		4,063,411

Telecommunications — 2.7%
America Movil SAB de CV Series L ADR (Mexico)	62,680	1,300,610
MTN Group Ltd.	74,830	1,574,677
Telefonica Brasil SA Sponsored ADR (Brazil)	58,620	1,202,296

		4,077,583

		26,930,617

Consumer, Cyclical — 9.9%
Apparel — 1.8%
Prada SpA	380,800	2,707,090

Lodging — 1.7%
Genting Bhd	558,300	1,736,972
Home Inns & Hotels Management, Inc. ADR (China) (a) (b)	22,750	778,733

		2,515,705

	Number of Shares	Value
Retail — 6.4%
Almacenes Exito SA	42,944	$722,786
Almacenes Exito SA (c)	38,400	645,531
Astra International Tbk PT	3,681,000	2,258,901
Cie Financiere Richemont SA	17,886	1,877,239
CP ALL PCL	961,700	1,422,326
InRetail Peru Corp. (a) (c) (d)	15,220	234,959
Jollibee Foods Corp.	184,700	744,724
Shinsegae Co. Ltd.	2,052	441,733
SM Investments Corp.	66,010	1,234,001

		9,582,200

		14,804,995

Consumer, Non-cyclical — 23.8%
Beverages — 7.5%
AMBEV SA	37,400	263,296
Anadolu Efes Biracilik Ve Malt Sanayii AS	72,427	887,203
Carlsberg A/S Class B	26,525	2,856,971
Diageo PLC	15,020	478,136
Fomento Economico Mexicano SAB de CV	160,553	1,504,361
Nigerian Breweries PLC	653,667	689,971
Pernod-Ricard SA	16,717	2,007,563
SABMiller PLC	32,046	1,856,664
Tsingtao Brewery Co. Ltd.	82,000	641,941

		11,186,106

Commercial Services — 4.3%
DP World Ltd.	17,955	353,714
DP World Ltd.	56,594	1,120,181
Estacio Participacoes SA	118,900	1,574,033
International Container Terminal Services, Inc.	56,240	143,016
Kroton Educacional SA	54,353	1,524,196
Localiza Rent a Car SA	5,500	90,708
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	59,430	1,579,055

		6,384,903

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive India Ltd.	26,429	662,261
Natura Cosmeticos SA	90,300	1,522,370

		2,184,631

Foods — 6.5%
BIM Birlesik Magazalar AS	31,089	713,207
Cencosud SA	447,664	1,470,047
Magnit OJSC (a)	14,651	3,810,405
Tingyi Cayman Islands Holding Corp.	774,000	2,167,173
Ulker Biskuvi Sanayi AS	50,468	422,858

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Want Want China Holdings Ltd.	845,000	$1,214,719

		9,798,409

Health Care – Products — 0.8%
Mindray Medical International Ltd. ADR (Cayman Islands) (b)	20,700	652,050
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	628,000	612,104

		1,264,154

Health Care – Services — 0.8%
Apollo Hospitals Enterprise Ltd.	40,836	677,546
Diagnosticos da America SA	94,400	599,426

		1,276,972

Household Products — 0.6%
Hindustan Unilever Ltd.	27,248	280,603
Marico Kaya Enterprises Ltd. (a) (d)	1,768	62
Marico Ltd.	100,337	408,750
Unilever Indonesia Tbk PT	116,000	286,453

		975,868

Pharmaceuticals — 1.8%
Cipla Ltd/India	110,525	805,867
Divi’s Laboratories Ltd.	3,625	88,310
Dr Reddy’s Laboratories Ltd.	10,432	454,300
Glenmark Pharmaceuticals Ltd.	16,507	156,445
Lupin Ltd.	4,481	78,238
Sinopharm Group Co.	331,600	920,258
Sun Pharmaceutical Industries Ltd.	14,605	166,948

		2,670,366

		35,741,409

Diversified — 3.0%
Holding Company – Diversified — 3.0%
Haci Omer Sabanci Holding AS	361,560	1,687,971
Jardine Strategic Holdings Ltd.	36,657	1,309,997
LVMH Moet Hennessy Louis Vuitton SA	7,818	1,505,986

		4,503,954

Energy — 8.6%
Oil & Gas — 7.8%
CNOOC Ltd.	837,000	1,506,505
NovaTek OAO (e)	30,132	3,741,415
Petroleo Brasileiro SA Sponsored ADR (Brazil)	212,500	3,323,500
Tullow Oil PLC	168,372	2,456,707
Vallares PLC (a)	37,658	653,354

		11,681,481

Oil & Gas Services — 0.8%
China Oilfield Services Ltd.	284,000	682,943
Eurasia Drilling Co. Ltd. (e)	6,400	201,781
Eurasia Drilling Co. Ltd. (e)	13,151	414,257

		1,298,981

		12,980,462

	Number of Shares	Value
Financial — 17.8%
Banks — 5.5%
Banco Bradesco SA Sponsored ADR (Brazil) (b)	55,700	$808,764
Bancolombia SA Sponsored ADR (Colombia) (b)	14,270	824,806
Commercial International Bank	141,619	711,061
Grupo Financiero Inbursa SAB de CV	348,111	1,037,612
Guaranty Trust Bank PLC	1,772,499	314,905
ICICI Bank Ltd. Sponsored ADR (India)	57,210	2,854,779
Turkiye Garanti Bankasi AS	289,069	1,131,236
Zenith Bank PLC	3,072,583	472,342

		8,155,505

Diversified Financial — 7.0%
BM&F BOVESPA SA	518,700	2,720,857
Grupo Financiero Banorte SAB de CV Class O	225,304	1,611,262
Hong Kong Exchanges and Clearing Ltd.	59,256	1,105,351
Housing Development Finance Corp.	220,569	3,621,201
Old Mutual PLC	393,196	1,330,194
Shriram Transport Finance Co. Ltd.	9,221	138,140

		10,527,005

Insurance — 1.4%
AIA Group Ltd.	276,600	1,393,696
China Life Insurance Co. Ltd.	2,000	5,228
Sul America SA	98,700	699,097

		2,098,021

Investment Companies — 0.3%
Grupo de Inversiones Suramericana SA	20,499	435,638

Real Estate — 3.6%
Cyrela Brazil Realty SA	112,100	701,164
Hang Lung Properties Ltd.	141,000	763,617
Hang Lung Properties Ltd.	730,000	2,251,564
SM Prime Holdings, Inc.	2,598,600	944,188
SOHO China Ltd.	1,002,000	784,944

		5,445,477

		26,661,646

Industrial — 4.7%
Aerospace & Defense — 0.8%
Embraer SA Sponsored ADR (Brazil)	34,040	1,240,077

Building Materials — 2.1%
Ambuja Cements Ltd.	197,007	722,810
Indocement Tunggal Prakarsa Tbk PT	362,000	688,579
Semen Indonesia Persero Tbk PT	574,000	729,907
Ultratech Cement Ltd.	22,820	981,249

		3,122,545

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.3%
Airports of Thailand PCL	26,500	$162,078
Grupo Aeroportuario del Sureste SAB de CV	16,962	215,531
Multiplan Empreendimentos Imobiliarios SA	3,200	74,297

		451,906

Metal Fabricate & Hardware — 1.5%
Tenaris SA Sponsored ADR (Luxembourg) (b)	47,380	2,233,967

		7,048,495

Technology — 4.6%
Computers — 1.0%
Tata Consultancy Services Ltd.	35,181	1,412,349

Semiconductors — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	684,000	2,881,422

Software — 1.7%
Infosys Technologies Ltd.	47,365	2,559,460

		6,853,231

TOTAL COMMON STOCK (Cost $130,525,655)		140,030,204

PREFERRED STOCK — 2.4%
Basic Materials — 0.1%
Mining — 0.1%
Vale SA Class A 7.260%	10,870	129,633

Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	6,129,060	77,447

Telecommunications — 0.0%
Telefonica Brasil SA 10.170%	100	2,037

		79,484

Consumer, Cyclical — 1.4%
Retail — 1.4%
Lojas Americanas SA 0.720%	334,200	2,132,709

Financial — 0.6%
Banks — 0.6%
Banco Davivienda SA 3.570%	46,400	749,320
Bancolombia SA 2.790%	7,463	109,311
		858,631

		858,631

	Number of Shares	Value
Industrial — 0.2%
Building Materials — 0.2%
Cementos Argos SA 2.330%	61,645	$373,646

TOTAL PREFERRED STOCK (Cost $3,143,537)		3,574,103

TOTAL EQUITIES (Cost $133,669,192)		143,604,307

MUTUAL FUNDS — 4.6%
Diversified Financial — 4.6%
State Street Navigator Securities Lending Prime Portfolio (f)	6,971,586	6,971,586

TOTAL MUTUAL FUNDS (Cost $6,971,586)		6,971,586

RIGHTS — 0.0%
Communications — 0.0%
Internet — 0.0%
B2W Cia Digital, Expires 7/08/14 (a)	20,237	17,860

TOTAL RIGHTS (Cost $0)		17,860

WARRANTS — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	108,240

TOTAL WARRANTS (Cost $57,060)		108,240

TOTAL LONG-TERM INVESTMENTS (Cost $140,697,838)		150,701,993

	Principal Amount
SHORT-TERM INVESTMENTS — 6.8%
Repurchase Agreement — 6.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (g)	$10,131,660	10,131,660

TOTAL SHORT-TERM INVESTMENTS (Cost $10,131,660)		10,131,660

TOTAL INVESTMENTS — 107.2% (Cost $150,829,498) (h)		160,833,653

Other Assets/(Liabilities) — (7.2)%		(10,781,652)

NET ASSETS — 100.0%		$150,052,001

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $6,806,172 or 4.54% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $880,490 or 0.59% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $235,021 or 0.16% of net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2014, these securities amounted to a value of $4,357,453 or 2.90% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $10,131,662. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $10,337,701.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2014, the Barings Dynamic Allocation Fund’s net assets were approximately $22,788,976, of which approximately $12,746 or approximately 0.06%, represented the Fund’s ownership of the shares of the Subsidiary.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of June 30, 2014. The Disciplined Value Fund and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2014, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$231,889,225	$-	$231,889,225
Municipal Obligations	-	2,786,494	-	2,786,494
Non-U.S. Government Agency Obligations	-	132,272,248	820,000	133,092,248
U.S. Government Agency Obligations and Instrumentalities	-	33,858,947	-	33,858,947
U.S. Treasury Obligations	-	11,647,213	-	11,647,213
Purchased Options	-	1,219,484	-	1,219,484
Short-Term Investments	-	167,312,555	-	167,312,555

Total Investments	$-	$580,986,166	$820,000	$581,806,166

Asset Derivatives
Futures Contracts	$166,527	$-	$-	$166,527

Liability Derivatives
Futures Contracts	$(37,862)	$-	$-	$(37,862)
Swap Agreements	-	(221,608)	-	(221,608)

Total	$(37,862)	$(221,608)	$-	$(259,470)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$10,375,530	$-	$10,375,530
Municipal Obligations	-	498,049	-	498,049
Non-U.S. Government Agency Obligations	-	104,715,004	700,000	105,415,004
U.S. Government Agency Obligations and Instrumentalities	-	297,324	-	297,324
U.S. Treasury Obligations	-	330,211,623	-	330,211,623
Purchased Options	-	309,786	-	309,786
Short-Term Investments	-	150,768,979	-	150,768,979

Total Investments	$-	$597,176,295	$700,000	$597,876,295

Asset Derivatives
Futures Contracts	$2,899	$-	$-	$2,899

Liability Derivatives
Futures Contracts	$(84,606)	$-	$-	$(84,606)
Swap Agreements	-	(57,339)	-	(57,339)

Total	$(84,606)	$(57,339)	$-	$(141,945)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Core Bond Fund
Asset Investments
Preferred Stock	$3,266,900	$-	$-		$3,266,900
Corporate Debt	-	681,337,031	-		681,337,031
Municipal Obligations	-	17,085,034	-		17,085,034
Non-U.S. Government Agency Obligations	-	237,062,501	1,299,479		238,361,980
Sovereign Debt Obligations	-	13,332,965	-		13,332,965
U.S. Government Agency Obligations and Instrumentalities	-	431,839,673	-		431,839,673
U.S. Treasury Obligations	-	137,188,391	-		137,188,391
Purchased Options	-	3,069,254	-		3,069,254
Short-Term Investments	-	368,749,781	-		368,749,781

Total Investments	$3,266,900	$1,889,664,630	$1,299,479		$1,894,231,009

Asset Derivatives
Swap Agreements	$-	$193	$-		$193

Liability Derivatives
Futures Contracts	$(386,541)	$-	$-		$(386,541)
Swap Agreements	-	(557,863)	-		(557,863)

Total	$(386,541)	$(557,863)	$-		$(944,404)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$82,044		$82,044
Preferred Stock	251,300	-	-		251,300
Corporate Debt	-	47,617,940	-		47,617,940
Municipal Obligations	-	660,306	-		660,306
Non-U.S. Government Agency Obligations	-	16,873,540	-		16,873,540
Sovereign Debt Obligations	-	1,077,973	-		1,077,973
U.S. Government Agency Obligations and Instrumentalities	-	31,987,821	-		31,987,821
U.S. Treasury Obligations	-	11,943,861	-		11,943,861
Purchased Options	-	446,783	-		446,783
Short-Term Investments	-	28,111,064	-		28,111,064

Total Investments	$251,300	$138,719,288	$82,044		$139,052,632

Asset Derivatives
Futures Contracts	$1,711	$-	$-		$1,711

Liability Derivatives
Futures Contracts	$(42,014)	$-	$-		$(42,014)
Swap Agreements	-	(81,228)	-		(81,228)

Total	$(42,014)	$(81,228)	$-		$(123,242)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$1,006,240		$1,006,240
Bank Loans	-	15,241,041	-		15,241,041
Corporate Debt	-	255,607,105	0	†	255,607,105
Short-Term Investments	-	13,934,942	-		13,934,942

Total Investments	$-	$284,783,088	$1,006,240		$285,789,328

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Balanced Fund
Asset Investments
Common Stock	$98,164,446	$-	$-	$98,164,446
Preferred Stock	125,650	-	-	125,650
Corporate Debt	-	23,675,256	-	23,675,256
Municipal Obligations	-	682,935	-	682,935
Non-U.S. Government Agency Obligations	-	8,566,830	-	8,566,830
Sovereign Debt Obligations	-	516,691	-	516,691
U.S. Government Agency Obligations and Instrumentalities	-	15,036,506	-	15,036,506
U.S. Treasury Obligations	-	3,283,983	-	3,283,983
Mutual Funds	12,205,346	-	-	12,205,346
Purchased Options	-	108,135	-	108,135
Short-Term Investments	-	18,076,388	-	18,076,388

Total Investments	$110,495,442	$69,946,724	$-	$180,442,166

Liability Derivatives
Futures Contracts	$(11,953)	$-	$-	$(11,953)
Swap Agreements	-	(19,641)	-	(19,641)

Total	$(11,953)	$(19,641)	$-	$(31,594)

Barings Dynamic Allocation Fund
Asset Investments
Sovereign Debt Obligations	$-	$922,586	$-	$922,586
U.S. Treasury Obligations	-	2,099,826	-	2,099,826
Mutual Funds	24,476,923	-	-	24,476,923
Short-Term Investments	-	1,783,474	-	1,783,474

Total Investments	$24,476,923	$4,805,886	$-	$29,282,809

Liability Derivatives
Forward Contracts	$-	$(16,386)	$-	$(16,386)

Value Fund
Asset Investments
Common Stock	$84,508,159	$4,348,189	$-	$88,856,348
Mutual Funds	1,550,922	-	-	1,550,922
Short-Term Investments	-	1,305,248	-	1,305,248

Total Investments	$86,059,081	$5,653,437	$-	$91,712,518

Main Street Fund
Asset Investments
Common Stock	$191,564,658	$6,876,437 *	$-	$198,441,095
Preferred Stock	-	783,692	-	783,692
Mutual Funds	972,468	-	-	972,468
Short-Term Investments	-	3,365,189	-	3,365,189

Total Investments	$192,537,126	$11,025,318	$-	$203,562,444

Small Cap Opportunities Fund
Asset Investments
Common Stock	$177,124,674	$878,212 *	$-	$178,002,886
Mutual Funds	19,969,055	-	-	19,969,055
Short-Term Investments	-	4,718,786	-	4,718,786

Total Investments	$197,093,729	$5,596,998	$-	$202,690,727

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Global Fund
Asset Investments
Common Stock	$194,677,538	$206,327,620	*	$-		$401,005,158
Preferred Stock	-	8,397,195		-		8,397,195
Mutual Funds	25,399,055	-		-		25,399,055
Rights	-	79,305		-		79,305

Total Investments	$220,076,593	$214,804,120		$-		$434,880,713

International Equity Fund
Asset Investments
Common Stock	$26,346,491	$551,726,734	*	$-		$578,073,225
Preferred Stock	-	82,558		129,724		212,282
Mutual Funds	36,389,425	-		-		36,389,425
Warrants	-	-		0	†	-
Short-Term Investments	-	273,000		-		273,000

Total Investments	$62,735,916	$552,082,292		$129,724		$614,947,932

Focused International Fund
Asset Investments
Common Stock	$1,510,883	$85,475,544	*	$-		$86,986,427
Mutual Funds	1,981,966	-		-		1,981,966
Short-Term Investments	-	1,239,607		-		1,239,607

Total Investments	$3,492,849	$86,715,151		$-		$90,208,000

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$39,406,486	$100,388,697	*	$235,021		$140,030,204
Preferred Stock	-	3,574,103		-		3,574,103
Mutual Funds	6,971,586	-		-		6,971,586
Rights	-	17,860		-		17,860
Warrants	-	108,240		-		108,240
Short-Term Investments	-	10,131,660		-		10,131,660

Total Investments	$46,378,072	$114,220,560		$235,021		$160,833,653

†	Represents security at $0 value as of June 30, 2014.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Value Fund	$-	$874,903	$(874,903)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 6/30/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/14
Short-Duration Bond Fund
Non-U.S. Government Agency Obligations†	$4,201,340	$-	$1,856	$16,804	$-	$(4,220,000)	$-		$-	$-		$-
Non-U.S. Government Agency Obligations	-	-	-	-	820,000	-	-		-	820,000		-

	$4,201,340	$-	$1,856	$16,804	$820,000	$(4,220,000)	$-		$-	$820,000		$-

Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations†	$1,320,111	$-	$-	$(111)	$-	$(1,320,000)	$-		$-	$-		$-
Non-U.S. Government Agency Obligations	-	-	-	-	700,000	-	-		-	700,000		-

	$1,320,111	$-	$-	$(111)	$700,000	$(1,320,000)	$-		$-	$700,000		$-

Core Bond Fund
Non-U.S. Government Agency Obligations†	$4,941,000	$-	$5,800	$53,200	$-	$(5,000,000)	$-		$-	$-		$-
Non-U.S. Government Agency Obligations	-	-	77,207	-	3,359,967	(2,137,695)	-		-	1,299,479		-

	$4,941,000	$-	$83,007	$53,200	$3,359,967	$(7,137,695)	$-		$-	$1,299,479		$-

Diversified Bond Fund
Common Stock	$64,153	$-	$-	$17,891	$-	$-	$-		$-	$82,044		$17,891
Non-U.S. Government Agency Obligations†	1,161,135	-	1,363	12,502	-	(1,175,000)	-		-	-		-
Non-U.S. Government Agency Obligations	-	-	8,579	-	228,943	(237,522)	-		-	-		-

	$1,225,288	$-	$9,942	$30,393	$228,943	$(1,412,522)	$-		$-	$82,044		$17,891

High Yield Fund
Common Stock	$786,811	$-	$-	$219,429	$-	$-	$-		$-	$1,006,240		$219,429
Corporate Debt	-	(1,046)	-	1,028	-	-	18	**	-	-	***	1,028

	$786,811	$(1,046)	$-	$220,457	$-	$-	$18		$-	$1,006,240		$220,457

Balanced Fund
Preferred Stock	$-	$-	$(12)	$12	$-	$- ††	$-	**	$-	$-		$-
Non-U.S. Government Agency Obligations†	247,050	-	290	2,660	-	(250,000)	-		-	-		-

	$247,050	$-	$278	$2,672	$-	$(250,000)	$-		$-	$-		$-

International Equity Fund
Preferred Stock	$-	$-	$-	$3,938	$125,786	$-	$-		$-	$129,724		$3,938
Warrants	316,363	-	-	(316,363)	-	-	-		-	-	***	(316,363)

	$316,363	$-	$-	$(312,425)	$125,786	$-	$-		$-	$129,724		$(312,425)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/14	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/14
Strategic Emerging Markets Fund
Common Stock	$-	$-	$-	$(22,001)	$257,022	$-	$-	$-	$235,021	$(22,001)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were less observable.
***	Represents security at $0 value as of June 30, 2014.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2014, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management						A
Directional Exposures to Currencies						M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management	A	A	A	A	A
Duration Management	M	M	M	M	M
Asset/Liability Management	M	M	M	M	M
Substitution for Direct Investment	M	M	M	M	M
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Purchased Options
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Rights and Warrants
Result of a Corporate Action	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$1,219,484	$1,219,484
Futures Contracts	-	-	166,527	166,527

Total Value	$-	$-	$1,386,011	$1,386,011

Liability Derivatives
Futures Contracts	$-	$-	$(37,862)	$(37,862)
Swap Agreements	-	-	(221,608)	(221,608)

Total Value	$-	$-	$(259,470)	$(259,470)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$48,380,000	$48,380,000
Futures Contracts	-	-	460	460
Swap Agreements	$-	$-	$14,555,000	$14,555,000

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$309,786	$309,786
Futures Contracts	-	-	2,899	2,899

Total Value	$-	$-	$312,685	$312,685

Liability Derivatives
Futures Contracts	$-	$-	$(84,606)	$(84,606)
Swap Agreements	-	-	(57,339)	(57,339)

Total Value	$-	$-	$(141,945)	$(141,945)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$12,290,000	$12,290,000
Futures Contracts	-	-	433	433
Swap Agreements	$-	$-	$12,600,000	$12,600,000

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$3,069,254	$3,069,254
Swap Agreements	-	-	193	193

Total Value	$-	$-	$3,069,447	$3,069,447

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Core Bond Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$-	$(386,541)	$(386,541)
Swap Agreements	-	-	(557,863)	(557,863)

Total Value	$-	$-	$(944,404)	$(944,404)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$121,765,000	$121,765,000
Futures Contracts	-	-	2,238	2,238
Swap Agreements	$-	$-	$40,640,000	$40,640,000

Diversified Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$446,783	$446,783
Futures Contracts	-	-	1,711	1,711

Total Value	$-	$-	$448,494	$448,494

Liability Derivatives
Futures Contracts	$-	$-	$(42,014)	$(42,014)
Swap Agreements	-	-	(81,228)	(81,228)

Total Value	$-	$-	$(123,242)	$(123,242)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$17,725,000	$17,725,000
Futures Contracts	-	-	210	210
Swap Agreements	$-	$-	$5,335,000	$5,335,000

Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$108,135	$108,135

Liability Derivatives
Futures Contracts	$-	$-	$(11,953)	$(11,953)
Swap Agreements	-	-	(19,641)	(19,641)

Total Value	$-	$-	$(31,594)	$(31,594)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$4,290,000	$4,290,000
Futures Contracts	-	-	79	79
Swap Agreements	$-	$-	$1,290,000	$1,290,000

Barings Dynamic Allocation Fund
Liability Derivatives
Forward Contracts	$-	$(16,386)	$-	$(16,386)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$2,341,892	$-	$2,341,892

Global Fund
Asset Derivatives
Rights	$79,305	$-	$-	$79,305

Number of Contracts, Notional Amounts or Shares/Units†
Rights	116,532	-	-	116,532

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
International Equity Fund
Asset Derivatives
Warrants	$-	*	$-	$-	$-	*

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	301,298		-	-	301,298

Strategic Emerging Markets Fund
Asset Derivatives
Rights	$17,860		$-	$-	$17,860
Warrants	108,240		-	-	108,240

Total Value	$126,100		$-	$-	$126,100

Number of Contracts, Notional Amounts or Shares/Units†
Rights	20,237		-	-	20,237
Warrants	121,100		-	-	121,100

*	Represents security at $0 value as of June 30, 2014.
†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased options, or shares/units outstanding for rights and warrants at June 30, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at June 30, 2014, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2014. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Barings Dynamic Allocation Fund
Contracts to Deliver
JPY	238,765,000	Barclays Bank PLC	09/22/14	$2,341,892	$(16,386)

JPY	Japanese Yen

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	09/19/14	330	$41,306,719	$166,527

Futures Contracts — Short
90 Day Eurodollar	09/15/14	130	$(32,422,000)	$(37,862)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Treasury Note 10 Year	09/19/14	32	$(4,005,500)	$(8,558)
U.S. Treasury Ultra Long Bond	09/19/14	2	(299,875)	(5,819)
U.S. Treasury Note 5 Year	09/30/14	69	(8,242,805)	2,899
U.S. Treasury Note 2 Year	09/30/14	100	(21,959,375)	(3,311)
90 Day Eurodollar	09/15/14	230	(57,362,000)	(66,918)

				$(81,707)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/30/14	709	$155,691,969	$(67,378)
U.S. Treasury Note 5 Year	09/30/14	646	77,171,766	(20,039)

				$(87,417)

Futures Contracts — Short
90 Day Eurodollar	09/15/14	860	$(214,484,000)	$(250,475)
U.S. Treasury Ultra Long Bond	09/19/14	23	(3,155,313)	(48,649)

				$(299,124)

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	09/19/14	2	$250,344	$1,711
U.S. Treasury Note 2 Year	09/30/14	69	15,151,969	(6,378)
U.S. Treasury Note 5 Year	09/30/14	30	3,583,828	(1,555)

				$(6,222)

Futures Contracts — Short
90 Day Eurodollar	09/15/14	100	$(24,940,000)	$(29,125)
U.S. Treasury Ultra Long Bond	09/19/14	9	(1,234,687)	(4,956)

				$(34,081)

Balanced Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/30/14	15	$3,293,906	$(1,593)
U.S. Treasury Note 5 Year	09/30/14	34	4,061,672	(1,735)

				$(3,328)

Futures Contracts — Short
90 Day Eurodollar	09/15/14	30	$(7,482,000)	$(8,625)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return

Notes to Portfolio of Investments (Unaudited) (Continued)

for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at June 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Short-Duration Bond Fund*
Interest Rate Swaps
Centrally Cleared Swaps
	USD	14,555,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(221,608)	$-	$(221,608)

Inflation-Protected and Income Fund**
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,450,000	8/05/14	Fixed 0.337%	3-Month USD-LIBOR-BBA	$(493)	$-	$(493)
	USD	4,450,000	8/13/14	Fixed 1.756%	3-Month USD-LIBOR-BBA	(511)	-	(511)
	USD	3,700,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	(56,335)	-	(56,335)

						(57,339)	-	(57,339)

Core Bond Fund***
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,000,000	5/17/16	Fixed 0.53%	3-Month USD-LIBOR-BBA	$(75)	$268	$193
	USD	36,640,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	(557,863)	-	(557,863)

						(557,938)	268	(557,670)

Diversified Bond Fund****
Interest Rate Swaps
Centrally Cleared Swaps
	USD	5,335,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(81,228)	$-	$(81,228)

Balanced Fund*****
Interest Rate Swaps
Centrally Cleared Swaps
	USD	1,290,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(19,641)	$-	$(19,641)

USD	U.S. Dollar

*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $416,252 in securities at June 30, 2014.
**	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $109,870 in securities at June 30, 2014.
***	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $1,054,677 in securities at June 30, 2014.
****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $153,323 in securities at June 30, 2014.
*****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $41,815 in securities at June 30, 2014.

Options, Rights, and Warrants

A Fund may purchase call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the

Notes to Portfolio of Investments (Unaudited) (Continued)

underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2014, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund

Notes to Portfolio of Investments (Unaudited) (Continued)

may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at June 30, 2014:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 4/03/14, 0.130%, to be repurchased on demand until 7/02/14 at value plus accrued interest.	$3,746,000
Agreement with Banque Paribas, dated 4/10/14, 0.140%, to be repurchased on demand until 7/10/14 at value plus accrued interest.	27,608,000
Agreement with Barclays Bank PLC, dated 4/10/14, 0.150%, to be repurchased on demand until 7/09/14 at value plus accrued interest.	719,622
Agreement with Barclays Bank PLC, dated 4/17/14, 0.140%, to be repurchased on demand until 7/16/14 at value plus accrued interest.	16,098,120
Agreement with Barclays Bank PLC, dated 5/30/14, 0.140%, to be repurchased on demand until 8/27/14 at value plus accrued interest.	8,755,075
Agreement with Barclays Bank PLC, dated 6/04/14, 0.150%, to be repurchased on demand until 9/03/14 at value plus accrued interest.	5,980,254
Agreement with Daiwa Securities, dated 6/18/14, 0.180%, to be repurchased on demand until 8/05/14 at value plus accrued interest.	1,387,500
Agreement with Deutsche Bank AG, dated 4/09/14, 0.150%, to be repurchased on demand until 7/09/14 at value plus accrued interest.	30,671,240
Agreement with Deutsche Bank AG, dated 5/23/14, 0.130%, to be repurchased on demand until 8/26/14 at value plus accrued interest.	2,022,220
Agreement with Goldman Sachs International, dated 4/17/14, 0.150%, to be repurchased on demand until 7/16/14 at value plus accrued interest.	8,675,104
Agreement with Goldman Sachs International, dated 5/22/14, 0.140%, to be repurchased on demand until 8/21/14 at value plus accrued interest.	5,936,114

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with Goldman Sachs International, dated 6/05/14, 0.180%, to be repurchased on demand until 9/04/14 at value plus accrued interest.	$47,545,429
Agreement with Goldman Sachs International, dated 6/30/14, 0.210%, to be repurchased on demand until 9/04/14 at value plus accrued interest.	10,666,830
Agreement with HSBC Finance Corp., dated 4/03/14, 0.120%, to be repurchased on demand until 7/02/14 at value plus accrued interest.	4,150,000
Agreement with HSBC Finance Corp., dated 4/09/14, 0.130%, to be repurchased on demand until 7/09/14 at value plus accrued interest.	23,381,000
Agreement with HSBC Finance Corp., dated 4/29/14, 0.130%, to be repurchased on demand until 7/29/14 at value plus accrued interest.	9,446,675
Agreement with HSBC Finance Corp., dated 5/13/14, 0.120%, to be repurchased on demand until 8/12/14 at value plus accrued interest.	23,596,500
Agreement with HSBC Finance Corp., dated 6/30/14, 0.100%, to be repurchased on demand until 7/07/14 at value plus accrued interest.	15,239,000
Agreement with Morgan Stanley, dated 4/08/14, 0.160%, to be repurchased on demand until 7/08/14 at value plus accrued interest.	17,681,256
Agreement with Morgan Stanley, dated 5/06/14, 0.150%, to be repurchased on demand until 8/05/14 at value plus accrued interest.	13,513,586

$276,819,525

Average balance outstanding	$188,202,523
Maximum balance outstanding	$276,819,525
Weighted average maturity	54 days
Average interest rate	0.15%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At June 30, 2014, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At June 30, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$577,242,747	$9,918,123	$(5,354,704)	$4,563,419
Inflation-Protected and Income Fund	587,178,710	14,801,615	(4,104,030)	10,697,585
Core Bond Fund	1,848,434,850	58,693,360	(12,897,201)	45,796,159
Diversified Bond Fund	135,979,574	5,100,091	(2,027,033)	3,073,058
High Yield Fund	275,511,196	13,676,547	(3,398,415)	10,278,132
Balanced Fund	167,376,422	14,026,825	(961,081)	13,065,744
Barings Dynamic Allocation Fund	27,396,852	1,922,868	(36,911)	1,885,957
Value Fund	76,794,891	15,148,857	(231,230)	14,917,627
Disciplined Value Fund	306,519,397	42,429,206	(916,997)	41,512,209
Main Street Fund	158,219,326	45,658,132	(315,014)	45,343,118
Disciplined Growth Fund	404,742,470	41,662,151	(2,721,593)	38,940,558
Small Cap Opportunities Fund	177,783,514	28,415,194	(3,507,981)	24,907,213
Global Fund	280,574,012	162,348,503	(8,041,802)	154,306,701
International Equity Fund	485,363,129	135,588,253	(6,003,450)	129,584,803
Focused International Fund	82,721,322	10,642,845	(3,156,167)	7,486,678
Strategic Emerging Markets Fund	150,829,498	12,957,534	(2,953,379)	10,004,155

Note: The aggregate cost for investments for the Money Market Fund at June 30, 2014, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2014, was as follows:

	Number of Shares Held as of 9/30/13	Purchases	Sales	Number of Shares Held as of 6/30/14	Value as of 6/30/14	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,971,868	39,108,742	34,537,562	10,543,048	$10,543,048	$3,658	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	19,588,063	138,450,260	141,436,306	16,602,017	$16,602,017	$10,139	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2014, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

8.	Upcoming Fund Liquidation

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Focused International Fund will be dissolved. Effective on or about November 14, 2014 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by

Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/27/14

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/27/14